                     Microsoft Word 10.0.6612;UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-5162

Exact name of registrant as specified in charter:      Delaware VIP Trust

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               December 31

Date of reporting period:                              March 31, 2005

ITEM 1.  SCHEDULES OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES

March 31, 2005
                                                        NUMBER OF      MARKET
                                                        SHARES         VALUE
COMMON STOCK-60.00%                                                    (U.S.$)
Consumer Discretionary - 3.74%
Limited Brands                                            32,800      $  797,040
Mattel                                                    38,600         824,110
                                                                      ----------
                                                                       1,621,150
                                                                      ----------
Consumer Staples - 5.43%
Archer-Daniels-Midland                                    31,700         779,186
ConAgra Foods                                             28,400         767,368
Kimberly-Clark                                            12,200         801,906
                                                                      ----------
                                                                       2,348,460
                                                                      ----------
Energy - 5.22%
ChevronTexaco                                             13,000         758,030
ConocoPhillips                                             7,000         754,880
Exxon Mobil                                               12,500         745,000
                                                                      ----------
                                                                       2,257,910
                                                                      ----------
Finance - 16.22%
Allstate                                                  14,900         805,494
Aon                                                       32,800         749,152
Chubb                                                     10,100         800,627
Hartford Financial Services                               11,000         754,160
Huntington Bancshares                                     34,500         824,551
Marshall & Ilsley                                         19,200         801,600
Morgan Stanley                                            13,700         784,325
*Wachovia                                                 15,000         763,650
Washington Mutual                                         18,600         734,700
                                                                      ----------
                                                                       7,018,259
                                                                      ----------
Healthcare - 11.09%
Abbott Laboratories                                       17,300         806,526
Baxter International                                      22,700         771,346
*Bristol-Myers Squibb                                     31,400         799,444
Merck                                                     25,800         835,146
Pfizer                                                    29,700         780,219
Wyeth                                                     19,200         809,856
                                                                      ----------
                                                                       4,802,537
                                                                      ----------
Industrial - 3.59%
Boeing                                                    13,200         771,672
Union Pacific                                             11,200         780,640
                                                                      ----------
                                                                       1,552,312
                                                                      ----------
Information Technology - 5.64%
Hewlett-Packard                                           39,000         855,660
International Business Machines                            8,700         795,006
*+Xerox                                                   52,300         792,345
                                                                      ----------
                                                                       2,443,011
                                                                      ----------
Materials - 1.80%
Weyerhaeuser                                              11,400         780,900
                                                                      ----------
                                                                         780,900
                                                                      ----------
Telecommunications - 3.59%
SBC Communications                                        32,700         774,663
Verizon Communications                                    22,000         781,000
                                                                      ----------
                                                                       1,555,663
                                                                      ----------
Utilities - 3.68%
Energy East                                               30,500         799,710
FPL Group                                                 19,800         794,970
                                                                      ----------
                                                                       1,594,680
                                                                      ----------
TOTAL COMMON STOCK (COST $25,294,629)                                 25,974,882
                                                                      ==========

                                                                    PRINCIPAL
                                                                     AMOUNT
AGENCY ASSET-BACKED SECURITIES- 1.04%
Fannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                 $   50,000       49,697
   Series 2004-T4 A3 4.42% 8/25/24                                     50,000       49,758
?SLMA Student Loan Trust
   Series 2004-1 A1 2.74% 1/26/15                                     105,346      105,410
   Series 2004-5 A2 2.73% 4/25/14                                     155,000      155,129
   Series 2004-6 A2 2.74% 1/25/13                                      90,000       90,093
                                                                                ----------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $450,599)                               450,087
                                                                                ==========

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 1.48%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                    34,028       36,005
   Series 2004-90 PC 5.00% 3/25/27                                     40,000       40,016
   Series 2005-1 KZ 5.00% 2/25/35                                      35,292       30,345
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41               30,794       33,745
Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34                                     75,000       74,073
   Series 2004-W9 2A1 6.50% 2/25/44                                    50,116       51,578
Freddie Mac
   Series 2480 EH 6.00% 11/15/31                                       15,116       15,284
   Series 2727 PM 4.50% 1/15/34                                        35,000       31,683
   Series 2889 OE 5.00% 1/15/30                                        60,000       59,387
   Series 2890 PC 5.00% 7/15/30                                        65,000       64,336
   Series 2902 LC 5.50% 12/15/17                                       40,000       40,724
Freddie Mac Structured Pass Through Securities
   Series T-58 1A2 3.108% 5/25/35                                      48,409       48,141
   Series T-58 2A 6.50% 9/25/43                                        54,826       56,851
GNMA Series 2002-62 B 4.763% 1/16/25                                   60,000       59,944
                                                                                ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $649,177)                   642,112
                                                                                ==========


AGENCY MORTGAGE-BACKED SECURITIES- 9.41%
Fannie Mae
   4.50% 10/1/10                                                       91,186       90,816
   5.73% 12/1/08                                                       41,236       42,808
   6.50% 8/1/17                                                        38,345       40,023
   6.765% 1/1/07                                                        4,509        4,650
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                       72,065       71,299
   5.00% 11/1/34                                                       54,713       54,012
Fannie Mar S.F. 15 yr 6.00% 4/1/17                                     65,504       67,715
Fannie Mae S.F. 15 yr TBA 5.00% 3/1/35                                 65,000       64,959
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                       203,796      199,911
   5.00% 3/1/35                                                        79,913       78,215
   5.00% 3/1/35                                                        35,000       34,256
   5.50% 3/1/29                                                        90,804       91,371
   5.50% 4/1/29                                                       104,525      105,178
   7.50% 6/1/31                                                        53,509       57,272
   9.50% 6/1/19                                                        12,775       13,824
Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/35                                                       220,000      215,119
   5.00% 5/1/35                                                       430,000      419,251
   5.50% 4/1/33                                                     1,005,000    1,006,571
   6.00% 4/1/35                                                       120,000      122,663
   6.50% 4/1/35                                                       375,000      389,180
   7.00% 4/1/35                                                        45,000       47,419
Freddie Mac Relocation 30 yr 5.00% 9/1/33                             134,388      133,086
Freddie Mac S.F. 20 yr
   5.50% 8/1/24                                                       116,789      118,029
   5.50% 9/1/24                                                       212,235      214,490
Freddie Mac S.F. 30 yr
   5.50% 11/1/33                                                      158,039      158,780
   6.50% 10/1/33                                                       27,177       28,213
   7.00% 11/1/33                                                       27,700       29,197
?Freddie Mac ARM 3.731% 4/1/34                                         51,114       51,833
GNMA I S.F. 30 yr 7.50% 1/15/32                                        12,765       13,698
GNMA I S.F. 30 yr TBA 5.00% 1/1/34                                    110,000      108,488
                                                                                ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $4,068,826)                        4,072,326
                                                                                ==========

AGENCY OBLIGATIONS- 1.81%
Fannie Mae
   2.625% 1/19/07                                                                 65,000      63,511
   *3.375% 12/15/08                                                              265,000     256,460
   ^5.923% 10/9/19                                                               105,000      48,455
   *6.25% 2/1/11                                                                 105,000     112,333
Federal Home Loan Bank 2.50% 3/15/06                                             105,000     103,829
^Financing Corp Fico Strip PRN 5.031% 11/30/17                                   140,000      73,935
^Residual Funding Strip PRN 5.122% 10/15/19                                       60,000      28,975
^Resolution Funding Interest Only Strip 5.24% 10/15/25                           275,000      96,626
                                                                                           ---------
TOTAL AGENCY OBLIGATIONS (COST $791,545)                                                     784,124
                                                                                           =========

ASSET-BACKED SECURITIES- 2.34%
Capital One Multi-Asset Execution Trust Series 2003-C2 C2 4.32% 4/15/09           25,000      25,053
#Chase Funding NIM Series 2003-6A 144A 5.00% 1/27/35                               2,226       2,226
Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17                                                 45,000      42,210
   Series 2004-A4 3.20% 8/24/09                                                   40,000      39,052
Countrywide Asset-Backed Certificates
   ?Series 2004-13 AV2 3.11% 5/25/34                                              50,000      50,133
   Series 2004-9 AF2 3.337% 1/25/35                                               50,000      49,322
   Series 2004-S1 A2 3.872% 3/25/20                                               50,000      49,355
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                     31,613      31,583
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09         60,000      59,258
?MBNA Master Credit Card Trust Series 1996-B A 3.07% 8/15/08                     100,000     100,236
?Merrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.20% 7/25/35                                            60,000      60,220
   Series 2005-NC1 A2B 3.07% 10/25/35                                             25,000      25,023
   Series 2005-WMC1 A2B 3.07% 9/25/35                                             55,000      55,086
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/37                                                 13,374      13,323
   Series 2011 A1 4.864% 7/15/38                                                  23,724      22,706
NationsCredit Grantor Trust Series 1997-1A 6.75% 8/15/13                          33,948      34,087
?Novastar Home Equity Loan Series 2004-4 A2B 3.19% 3/25/35                        75,000      75,283
Renaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 12/25/35              55,000      54,421
Residential Asset Mortgage Products
   ?Series 2004-RS12 AII2 3.08% 12/25/34                                          25,000      25,040
   Series 2004-RZ2 AI3 4.30% 1/25/31                                              40,000      39,845
?Saxon Asset Securities Trust Series 2005-1 A2B 3.07% 5/25/35                     65,000      65,063
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                     44,847      42,747
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                          50,000      50,302
                                                                                           ---------
TOTAL ASSET-BACKED SECURITIES (COST $1,013,782)                                            1,011,574
                                                                                           =========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 1.80%
Bank of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                               40,000      39,252
   Series 2005-1 A3 4.877% 11/10/42                                              125,000     125,628
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35      95,000     100,084
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35               98,000     103,273
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/3/15                             20,189      21,645
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/12                                               35,000      35,946
   Series 2003-C1 A2 4.985% 1/12/37                                               68,000      68,051
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                 55,000      60,096
Merrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41                                            25,000      24,407
   Series 2005-MKB2 A4 5.204% 9/12/42                                             75,000      75,412
*Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                         75,000      79,446
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                      45,000      43,876
                                                                                           ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $793,815)                                  777,116
                                                                                           =========

CORPORATE BONDS- 12.83%
Banking - 0.99%
?#Banco Santander 144A 3.31% 12/9/09                                              40,000      40,145
Citigroup 5.875% 2/22/33                                                          45,000      45,679
#Mizuho Finance Group 144A 5.79% 4/15/14                                          25,000      25,377
Popular North America 4.25% 4/1/08                                                55,000      54,669
*Popular North America Capital Trust 6.564% 9/15/34                               50,000      52,861
#Rabobank Capital Funding II 144A 5.26% 12/29/49                                  35,000      35,217
RBS Capital Trust I 4.709% 12/29/49                                               60,000      58,038
Regions Financial 6.375% 5/15/12                                                  35,000      37,810
?*Wells Fargo 3.15% 9/28/07                                                       80,000      80,142
                                                                                           ---------
                                                                                             429,938
                                                                                           ---------

Basic Industry - 0.47%
Barrick Gold Finance 7.50% 5/1/07                               15,000    15,916
#BCP Crystal US Holdings 144A 9.625% 6/15/14                     5,000     5,725
#Boise Cascade 144A 7.125% 10/15/14                             10,000    10,175
Bowater 9.50% 10/15/12                                           5,000     5,613
*Buckeye Technologies 8.00% 10/15/10                             5,000     4,975
Fort James 7.75% 11/15/23                                        5,000     5,625
#Huntsman International 144A 7.375% 1/1/15                       5,000     5,000
JSG Funding 9.625% 10/1/12                                      10,000    10,800
Lubrizol 4.625% 10/1/09                                         30,000    29,582
*Lyondell Chemical 9.875% 5/1/07                                 5,000     5,150
*Nalco 8.875% 11/15/13                                           5,000     5,375
Norske Skog 8.625% 6/15/11                                       5,000     5,200
#Port Townsend Paper 144A 12.00% 4/15/11                        10,000    10,050
Potlatch 12.50% 12/1/09                                          5,000     6,196
#PQ 144A 7.50% 2/15/13                                           5,000     4,950
*Rhodia 10.25% 6/1/10                                            5,000     5,475
++Solutia 6.72% 10/15/37                                        10,000     8,350
*Tembec Industries 8.50% 2/1/11                                  5,000     4,763
Temple-Inland 5.003% 5/17/07                                    45,000    45,335
Witco
   6.875% 2/1/26                                                 5,000     5,025
   7.75% 4/1/23                                                  5,000     5,175
                                                                         -------
                                                                         204,455
                                                                         -------
Basic Materials - 0.03%
#Novelis 144A 7.25% 2/15/15                                      5,000     4,925
Rhodia 8.875% 6/1/11                                             5,000     4,888
Smurfit Capital Funding 7.50% 11/20/25                           5,000     4,825
                                                                         -------
                                                                          14,638
                                                                         -------
Brokerage - 0.76%
*Amvescap 4.50% 12/15/09                                        55,000    53,999
Bear Stearns 4.65% 7/2/18                                       30,000    27,713
Credit Suisse First Boston USA 6.125% 11/15/11                  55,000    58,431
E TRADE Financial 8.00% 6/15/11                                 10,000    10,350
Franklin Resources 3.70% 4/15/08                                50,000    49,156
Goldman Sachs 6.345% 2/15/34                                    60,000    61,700
LaBranche 11.00% 5/15/12                                         5,000     5,325
Morgan Stanley
   ?3.02% 11/24/06                                              30,000    30,050
   4.75% 4/1/14                                                 20,000    19,077
   5.30% 3/1/13                                                 15,000    15,109
                                                                         -------
                                                                         330,910
                                                                         -------
Capital Goods - 0.62%
*Allied Waste North America 9.25% 9/1/12                         5,000     5,375
*Anchor Glass 11.00% 2/15/13                                     5,000     4,538
*Armor Holdings 8.25% 8/15/13                                    5,000     5,413
?#Bombardier Capital 144A 5.10% 5/30/05                        100,000    99,924
General Electric 5.00% 2/1/13                                   70,000    70,010
Geo Subordinate 11.00% 5/15/12                                  10,000    10,300
*#Graham Packaging 144A 9.875% 10/15/14                         10,000    10,050
#IMCO Recycling 144A 9.00% 11/15/14                              5,000     5,275
Interface 10.375% 2/1/10                                         5,000     5,625
?Radnor Holdings 9.41% 4/15/09                                   5,000     5,025
Trimas 9.875% 6/15/12                                            5,000     5,125
York International 6.625% 8/15/06                               40,000    41,266
                                                                         -------
                                                                         267,926
                                                                         -------
Communications - 1.82%
++*Adelphia Communications 8.125% 7/15/06                        5,000     4,200
Alaska Communications Systems Holdings 9.875% 8/15/11            5,000     5,300
++Allegiance Telecom 11.75% 2/15/08                              5,000     1,275
Alltel 4.656% 5/17/07                                           45,000    45,296
American Media Operation 10.25% 5/1/09                           5,000     5,175
BellSouth 4.75% 11/15/12                                        30,000    29,341
Centennial Cellular Operating 10.125% 6/15/13                    5,000     5,550
Cenveo 7.875% 12/1/13                                            5,000     4,488

Charter Communications Holdings
   @12.125% 1/15/12                                             10,000     6,300
   10.75% 10/1/09                                               15,000    12,375
*Cincinnati Bell 8.375% 1/15/14                                  5,000     4,950
#COX Communications 144A 4.625% 1/15/10                         25,000    24,318
CSC Holdings
   8.125% 8/15/09                                                5,000     5,300
   *10.50% 5/15/16                                              10,000    11,050
InterActiveCorp 6.75% 11/15/05                                  90,000    91,341
@Inmarsat Finance 10.375% 11/15/12                              10,000     7,100
*Insight Midwest 10.50% 11/1/10                                 10,000    10,750
#Intelsat Bermuda 144A 8.625% 1/15/15                            5,000     5,125
iPCS 11.50% 5/1/12                                               5,000     5,650
?*#Iwo Escrow 144A 6.32% 1/15/12                                 5,000     5,125
MCI 7.688% 5/1/09                                                5,000     5,213
Mediacom Capital
   8.50% 4/15/08                                                 5,000     5,088
   *9.50% 1/15/13                                                5,000     5,013
MetroPCS 10.75% 10/1/11                                          5,000     5,125
#New Skies Satellite 144A 9.125% 11/1/12                         5,000     5,125
Nextmedia Operating 10.75% 7/1/11                                5,000     5,481
#Qwest Services 144A 14.00% 12/15/10                             5,000     5,813
Rogers Cablesystems 11.00% 12/1/15                               5,000     5,475
*Rural Cellular 9.625% 5/15/08                                   5,000     4,800
SBC Communications
   4.125% 9/15/09                                               15,000    14,604
   6.15% 9/15/34                                                50,000    50,263
Sheridan Acquisition 10.25% 8/15/11                              5,000     5,338
Sprint Capital
   4.78% 8/17/06                                                40,000    40,259
   *6.375% 5/1/09                                                5,000     5,286
   8.75% 3/15/32                                                90,000   117,114
#Telcordia Technologies 144A 10.00% 3/15/13                      5,000     4,988
#Telecom Italia Capital 144A 4.00% 1/15/10                      35,000    33,496
*Telefonos de Mexico 4.50% 11/19/08                             65,000    64,067
Thomson 5.75% 2/1/08                                            30,000    30,944
Time Warner Entertainment 8.375% 3/15/23                        10,000    12,284
?US Lec 10.67% 10/1/09                                           5,000     5,225
*US Unwired 10.00% 6/15/12                                       5,000     5,563
Verizon Wireless 5.375% 12/15/06                                60,000    61,149
                                                                         -------
                                                                         787,722
                                                                         -------
Consumer Cyclical - 1.58%
#Accuride 144A 8.50% 2/1/15                                      5,000     4,925
Advanced Accessory Systems 10.75% 6/15/11                        5,000     4,200
Ameristar Casinos 10.75% 2/15/09                                10,000    10,975
Argosy Gaming 9.00% 9/1/11                                       5,000     5,494
Boyd Gaming 9.25% 8/1/09                                         5,000     5,319
#Buhrmann US 144A 7.875% 3/1/15                                  5,000     5,025
*#Carrols 144A 9.00% 1/15/13                                     5,000     5,175
?Centex 2.993% 8/1/07                                           40,000    40,061
Corrections Corp of America 7.50% 5/1/11                         5,000     5,088
CVS 4.00% 9/15/09                                               50,000    48,835
?DaimlerChrysler 3.45% 9/10/07                                  55,000    55,103
#Denny's 144A 10.00% 10/1/12                                     5,000     5,275
*Ford Motor 7.45% 7/16/31                                       30,000    27,211
Ford Motor Credit
   5.625% 10/1/08                                               25,000    23,976
   5.70% 1/15/10                                                20,000    18,858
   *7.00% 10/1/13                                               40,000    38,809
Gaylord Entertainment 8.00% 11/15/13                             5,000     5,200
*General Motors 8.375% 7/15/33                                  10,000     8,578
General Motors Acceptance Corporation
   ?3.61% 7/16/07                                               40,000    37,709
   7.75% 1/19/10                                                25,000    24,036
Johnson Controls 5.00% 11/15/06                                 20,000    20,257
#Jones Apparel 144A 4.25% 11/15/09                              35,000    33,547
#Landry's Restaurant 144A 7.50% 12/15/14                        10,000     9,750
?Liberty Media 4.51% 9/17/06                                    40,000    40,541
*Limited 6.95% 3/1/33                                           25,000    25,798
Lodgenet Entertainment 9.50% 6/15/13                            10,000    10,950
Mandalay Resort Group 10.25% 8/1/07                              5,000     5,463

MGM MIRAGE 9.75% 6/1/07                                                         5,000     5,400
O'Charleys 9.00% 11/1/13                                                       10,000    10,900
Perkins Family Restaurants 10.125% 12/15/07                                     5,000     5,106
#Rite Aid 144A 7.50% 1/15/15                                                    5,000     4,825
Royal Caribbean Cruises 7.25% 3/15/18                                           5,000     5,325
Six Flags 9.625% 6/1/14                                                         5,000     4,638
Time Warner 8.18% 8/15/07                                                      75,000    80,820
@Town Sports International 11.00% 2/1/14                                        5,000     2,963
True Temper Sports 8.375% 9/15/11                                               5,000     4,675
#Uno Restaurant 144A 10.00% 2/15/11                                             5,000     5,025
Warnaco 8.875% 6/15/13                                                          5,000     5,388
Warner Music Group 7.375% 4/15/14                                               5,000     5,175
Wheeling Island Gaming 10.125% 12/15/09                                        10,000    10,800
#Wynn Las Vegas 144A 6.625% 12/1/14                                             5,000     4,775
                                                                                        -------
                                                                                        681,973
                                                                                        -------
Consumer Non-Cyclical - 1.28%
Ameripath 10.50% 4/1/13                                                         5,000     5,000
#Amgen 144A 4.00% 11/18/09                                                     25,000    24,376
Caremark Rx 7.375% 10/1/06                                                     60,000    62,474
#Commonwealth Brands 144A 10.625% 9/1/08                                        5,000     5,375
Cott Beverages 8.00% 12/15/11                                                   5,000     5,313
#Knowledge Learning 144A 7.75% 2/1/15                                          10,000     9,700
Kraft Foods
   4.125% 11/12/09                                                             60,000    58,476
   5.625% 11/1/11                                                              20,000    20,781
#Le-Natures 144A 10.00% 6/15/13                                                 5,000     5,475
Medco Health Solutions 7.25% 8/15/13                                           75,000    83,032
Nabisco 6.85% 6/15/05                                                          40,000    40,259
National Beef Packing 10.50% 8/1/11                                             5,000     5,125
Pilgrims Pride 9.625% 9/15/11                                                   5,000     5,450
Province Healthcare 7.50% 6/1/13                                               10,000    11,163
Safeway 6.15% 3/1/06                                                           30,000    30,541
Seminis Vegetable Seeds 10.25% 10/1/13                                          5,000     5,925
Universal 6.50% 2/15/06                                                        40,000    40,781
*Universal Hospital Services 10.125% 11/1/11                                    5,000     5,150
#*US Oncology 144A 10.75% 8/15/14                                               5,000     5,525
UST 6.625% 7/15/12                                                             55,000    60,516
@*Vanguard Health 11.25% 10/1/15                                                5,000     3,363
*#Warner Chilcott 144A 8.75% 2/1/15                                             5,000     5,050
#WellPoint 144A
   3.75% 12/14/07                                                              30,000    29,461
   4.25% 12/15/09                                                              25,000    24,432
                                                                                        -------
                                                                                        552,743
                                                                                        -------
Electric - 1.66%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07     5,000     5,625
Avista
   7.75% 1/1/07                                                               130,000   137,356
   9.75% 6/1/08                                                                 5,000     5,721
?*#Calpine 144A 8.41% 7/15/07                                                   4,925     4,236
*CMS Energy 9.875% 10/15/07                                                     5,000     5,450
Detroit Edison 5.05% 10/1/05                                                   55,000    55,395
Dominion Resources 7.195% 9/15/14                                              40,000    45,443
Duke Capital 5.668% 8/15/14                                                    35,000    35,261
*#Dynegy Holdings 144A 10.125% 7/15/13                                          5,000     5,475
FPL Group Capital 4.086% 2/16/07                                               75,000    74,848
Midwest Generation
   8.30% 7/2/09                                                                 5,000     5,363
   *8.75% 5/1/34                                                                5,000     5,600
#NRG Energy 144A 8.00% 12/15/13                                                 5,000     5,313
#Power Contract Financing 144A 5.20% 2/1/06                                    33,525    33,799
PSE&G Energy Holdings 7.75% 4/16/07                                             5,000     5,163
Reliant Energy 9.50% 7/15/13                                                    5,000     5,463
?SCANA 3.109% 3/1/08                                                           40,000    40,043
Southern California Edison
   ?3.075% 12/13/07                                                            45,000    44,979
   6.00% 1/15/34                                                               35,000    36,468
Southern Capital Funding 5.30% 2/1/07                                          25,000    25,723
#Texas Genco 144A 6.875% 12/15/14                                               5,000     5,038
#TXU 144A 5.55% 11/15/14                                                       70,000    66,537
TXU Electric Delivery 7.00% 5/1/32                                             25,000    28,915
TXU Energy 7.00% 3/15/13                                                       30,000    32,882
                                                                                        -------
                                                                                        716,096
                                                                                        -------

Energy - 0.58%
Bluewater Finance 10.25% 2/15/12                                 5,000     5,450
#Canadian Oil Sands 144A 4.80% 8/10/09                          35,000    34,793
#Hilcorp Energy 144A 10.50% 9/1/10                               5,000     5,575
Nexen 5.875% 3/10/35                                            20,000    19,195
Petroleum Geo-Services 10.00% 11/5/10                            5,000     5,638
?#Secunda International 144A 10.66% 9/1/12                       5,000     5,038
Stone Energy 6.75% 12/15/14                                      5,000     4,875
*#Titan Petrochemicals Group 144A 8.50% 3/18/12                  5,000     4,700
USX 9.125% 1/15/13                                              40,000    49,975
Valero Energy 6.125% 4/15/07                                    45,000    46,534
Weatherford International 4.95% 10/15/13                        70,000    69,208
                                                                         -------
                                                                         250,981
                                                                         -------
Finance - 0.35%
#America Real Estate 144A 7.125% 2/15/13                        10,000     9,850
#Berkshire Hathaway Finance 144A
   ?2.66% 1/11/08                                               50,000    50,057
   4.125% 1/15/10                                               40,000    39,067
?#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07          50,000    50,000
                                                                         -------
                                                                         148,974
                                                                         -------
Gaming - 0.02%
Penn National 8.875% 3/15/10                                    10,000    10,650
                                                                         -------
                                                                          10,650
                                                                         -------
Industrial - 0.04%
Interline Brands 11.50% 5/15/11                                  5,000     5,725
@Mueller Holdings 14.75% 4/15/14                                10,000     6,950
#Park-Ohio Industries 144A 8.375% 11/15/14                       5,000     4,850
                                                                         -------
                                                                          17,525
                                                                         -------
Insurance - 0.84%
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                 10,000    10,157
   8.625% 5/1/24                                                70,000    84,891
#Liberty Mutual 144A 7.00% 3/15/34                              45,000    46,449
Marsh & McLennan
   ?2.77% 7/13/07                                               10,000     9,959
   5.375% 3/15/07                                               70,000    71,134
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                 45,000    54,301
#Oil Insurance 144A 5.15% 8/15/33                               85,000    85,369
                                                                         -------
                                                                         362,260
                                                                         -------
Natural Gas - 0.79%
Adesa 7.625% 6/15/12                                             5,000     5,025
?*Atmos Energy 3.035% 10/15/07                                  40,000    40,072
El Paso Natural Gas 7.625% 8/1/10                                5,000     5,268
El Paso Production Holding 7.75% 6/1/13                          5,000     5,088
Enterprise Products
   4.00% 10/15/07                                               50,000    48,980
   4.625% 10/15/09                                              40,000    39,074
#Inergy Finance 144A 6.875% 12/15/14                             5,000     4,825
Sempra Energy
   ?3.317% 5/21/08                                              50,000    50,165
   4.621% 5/17/07                                               60,000    60,268
Valero Logistics Operations 6.05% 3/15/13                       80,000    83,491
                                                                         -------
                                                                         342,256
                                                                         -------
Real Estate - 0.14%
BF Saul REIT 7.50% 3/1/14                                        5,000     5,213
Developers Diversified Realty 4.625% 8/1/10                     50,000    48,827
Tanger Properties 9.125% 2/15/08                                 5,000     5,525
                                                                         -------
                                                                          59,565
                                                                         -------
Technology - 0.23%
*#Magnachip Semiconductor 144A 8.00% 12/15/14                    5,000     5,138
Motorola 4.608% 11/16/07                                        90,000    90,290
Stratus Technologies 10.375% 12/1/08                             5,000     4,975
                                                                         -------
                                                                         100,403
                                                                         -------
Transportation - 0.63%
*American Airlines 6.817% 5/23/11                               30,000    27,886
Continental Airlines 6.503% 6/15/11                             95,000    91,241
CSX 3.05% 8/3/06                                                25,000    25,053
#Erac USA Finance 144A 7.35% 6/15/08                            80,000    86,428

#Horizon Lines 144A 9.00% 11/1/12                                                                 10,000      10,700
Kansas City Southern Railway 9.50% 10/1/08                                                        10,000      10,950
OMI 7.625% 12/1/13                                                                                 5,000       5,219
Seabulk International 9.50% 8/15/13                                                                5,000       5,775
Stena 9.625% 12/1/12                                                                               5,000       5,563
#Ultrapetrol 144A 9.00% 11/24/14                                                                   5,000       4,675
                                                                                                           ---------
                                                                                                             273,490
                                                                                                           ---------
TOTAL CORPORATE BONDS (COST $5,533,187)                                                                    5,552,505
                                                                                                           =========


MUNICIPAL BONDS- 2.01%
?Arizona Educational Loan Marketing Corporation Series 2004-A A1 3.01% 12/1/13                    93,333      93,420
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                        55,000      58,026
California State 5.00% 2/1/33                                                                     20,000      20,346
California State Economic Recovery 5.25% 7/1/13                                                   40,000      43,968
California State University 5.00% 11/1/30                                                         20,000      20,778
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                                                          70,000      75,947
   5.00% 12/15/13 (FGIC)                                                                         125,000     135,713
Forsyth, Montana Pollution Control Revenue (Portland General Project) Series A 5.20% 5/1/33       25,000      26,128
Golden State, California Tobacco Securitization Corporation Settlement Revenue Series B
   5.50% 6/1/43                                                                                   35,000      36,988
Illinois State Taxable Pension 5.10% 6/1/33                                                       30,000      28,879
New Jersey Economic Development Revenue Cigarette Tax 5.75% 6/15/29                               40,000      42,053
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                 50,000      53,948
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)                                   35,000      37,081
Oregon State Taxable Pension 5.892% 6/1/27                                                        35,000      37,613
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33      80,000      83,937
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                            15,000      15,147
   6.07% 7/1/26                                                                                   60,000      62,633
                                                                                                           ---------
TOTAL MUNICIPAL BONDS (COST $855,627)                                                                        872,605
                                                                                                           =========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 4.85%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                              94,888      96,548
   Series 2004-2 1A1 6.00% 3/25/34                                                                50,391      51,273
   Series 2005-3 2A1 5.50% 3/25/20                                                                50,000      50,727
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                           64,022      63,542
?Bank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                3,548       3,544
   Series 2003-I 2A4 3.828% 10/25/33                                                              85,000      84,466
   Series 2004-A 1A1 3.481% 2/25/34                                                               32,469      32,230
   Series 2004-E 1A1 3.530% 6/25/34                                                               56,848      56,245
   Series 2004-G 2A6 4.657% 8/25/34                                                               65,000      64,871
Countrywide Alternative Loan Trust Series 2004-37 1AZ 4.673% 8/25/34                              45,000      44,959
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-56 3A7B 4.71% 12/25/33              65,000      63,946
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                              51,192      52,895
   Series 2004-1 3A1 7.00% 2/25/34                                                                25,961      26,819
Deutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                      40,000      39,952
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                               23,416      24,503
   ?Series 2004-AR5 4A1 5.666% 10/25/34                                                           51,833      52,636
   Series 2004-FA1 1A1 6.25% 10/25/34                                                             85,088      87,250
#GSMPS Mortgage Loan Trust 144A
   Series 1998-3 A 144A 7.75% 9/19/27                                                             52,016      55,311
   Series 2005-RP1 1A3 8.00% 1/25/35                                                              38,803      41,717
   Series 2005-RP1 1A4 8.50% 1/25/35                                                              24,581      26,763
Mastr Reperforming Loan Trust Series 2005-1 1A5 8.00% 3/25/34                                     60,000      64,050
?MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.974% 12/25/33                          65,000      63,925
MASTR Alternative Loan Trust
   Series 2005-3 7A1 6.00% 3/31/35                                                                65,000      66,138
   Series 2003-6 3A1 8.00% 9/25/33                                                                16,904      17,594
Nomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34                                         50,000      49,864
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                            34,709      35,035
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                              40,219      41,286
   Series 2004-SL4 A3 6.50% 7/25/32                                                               47,378      48,754

Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34      46,240      46,572
Structured Asset Securities
   Series 2002-22H 1A 6.997% 11/25/32                                                21,495      22,081
   Series 2004-12H 1A 6.00% 5/25/34                                                  68,678      69,493
   ?Series 2005-NC1 A7 3.08% 2/25/35                                                 60,000      60,098
Washington Mutual
   ?Series 2003-AR4 A7 3.95% 5/25/33                                                 35,303      34,714
   ?Series 2003-AR9 1A7 4.06% 9/25/33                                                44,798      44,360
   Series 2004-CB3 4A 6.00% 10/25/19                                                 87,502      89,962
   Series 2005-AR3 A1 4.661% 3/25/35                                                 69,201      68,699
Wells Fargo Mortgage Backed Securities Trust
   ?Series 2003-K 2A5 4.521% 11/25/33                                                55,000      51,892
   ?Series 2004-DD 2A3 4.548% 1/25/35                                                60,000      59,763
   Series 2004-I 1A1 3.391% 7/25/34                                                  83,483      84,051
   ?Series 2004-T A1 3.455% 9/25/34                                                  60,699      60,319
                                                                                              ---------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,116,073)                        2,098,847
                                                                                              =========


U.S. TREASURY OBLIGATIONS- 2.54%
*U.S. Treasury Bond 5.375% 2/15/31                                                  130,000     141,725
U.S. Treasury Inflation Index Notes
   *0.875% 4/15/10                                                                   50,328      49,246
   *1.625% 1/15/15                                                                  124,831     123,027
   &2.00% 1/15/14                                                                   149,640     153,213
   2.00% 7/15/14                                                                    111,278     113,697
   2.375% 1/15/25                                                                   121,394     130,614
   *3.00% 7/15/12                                                                    37,119      40,865
   *3.375% 1/15/07                                                                   36,107      37,916
*U.S. Treasury Notes
   2.00% 8/31/05                                                                     55,000      54,785
   *2.50% 9/30/06                                                                    35,000      34,415
   3.375% 2/28/07                                                                    20,000      19,860
   4.00% 3/15/10                                                                     95,000      94,288
   4.00% 2/15/15                                                                    110,000     105,720
                                                                                              ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $1,088,742)                                             1,099,371
                                                                                              =========

SOVEREIGN DEBT- 0.09%
Mexico - 0.09%
United Mexican States 6.75% 9/27/34                                                  40,000      39,140
                                                                                              ---------
TOTAL SOVEREIGN DEBT (COST $41,400)                                                              39,140
                                                                                              =========

                                                                                  NUMBER OF
                                                                                   SHARES
PREFERRED STOCK- 0.05%
Nexen 7.35%                                                                             790      20,508
                                                                                              ---------
TOTAL PREFERRED STOCK (COST $19,750)                                                             20,508
                                                                                              =========

                                                                                  PRINCIPAL
                                                                                   AMOUNT
REPURCHASE AGREEMENTS- 5.47%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $1,250,090
collateralized by $48,000 U.S. Treasury
Bills due 7/28/05, market value $47,055 and
$1,242,000 U.S. Treasury Bills due 8/18/05,
market value $1,228,083)                                                         $1,250,000   1,250,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $1,120,078,
collateralized by $140,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $144,485,
$669,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $668,807 and $334,000
U.S. Treasury Notes 2.375% due 8/15/06, market value $329,611)                    1,120,000   1,120,000
                                                                                              ---------
TOTAL REPURCHASE AGREEMENTS (COST $2,370,000)                                                 2,370,000
                                                                                              =========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 105.72%
   (COST $45,087,152)                                                                        45,765,197
                                                                                             ==========

SECURITIES LENDING COLLATERAL - 5.02%**
Short-Term Investments
Abbey National 2.64% 1/13/06                                                  56,209             56,242
Bank of New York 2.74% 4/4/06                                                 60,612             60,608
Bank of the West 2.69% 3/2/06                                                 75,772             75,760
Barclays New York 2.87% 6/1/05                                                 7,575              7,575
Bayerische Landesbank 2.84% 5/1/06                                            75,736             75,760
Bear Stearns 2.65% 1/17/06                                                    15,151             15,162
Calyon 2.82% 4/19/05                                                          75,757             75,757
Citigroup Global Markets
   2.92% 4/1/05                                                              521,110            521,110
   2.95% 4/7/05                                                               81,821             81,821
Credit Swiss First Boston New York 3.10% 12/29/05                             15,906             15,911
Goldman Sachs 3.02% 3/31//06                                                  83,341             83,337
Lehman Holdings 2.95% 12/23/05                                                75,752             75,829
Marshall & Ilsley Bank 3.05% 12/29/05                                         75,773             75,764
Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                                                6,061              6,061
   2.98% 4/12/05                                                              75,761             75,760
Morgan Stanley
   2.93% 5/1/06                                                               15,126             15,152
   3.06% 3/31/06                                                               7,576              7,576
Nordea Bank New York 2.82% 5/13/05                                            75,758             75,755
Pfizer 2.71% 5/1/06                                                           72,730             72,730
Proctor & Gamble 2.93% 5/1/06                                                 75,761             75,761
Royal Bank of Canada 2.81% 6/27/05                                            75,766             75,755
Royal Bank of Scotland 2.81% 5/3/05                                           75,761             75,761
Sigma Finance 2.67% 9/30/05                                                   71,201             71,205
Societe Generale New York 2.77% 6/14/05                                       68,435             68,426
Sun Trust Bank 2.81% 8/5/05                                                   37,890             37,876
Union Bank of Switzerland 2.80% 5/3/05                                        75,760             75,761
Washington Mutual 2.60% 4/1/05                                                83,337             83,337
Wells Fargo 2.78% 5/1/06                                                      75,769             75,761
Wilmington Trust Company 2.96% 6/3/05                                         60,627             60,630
                                                                                           ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $2,173,943)                                         2,173,943
                                                                                           ============

TOTAL MARKET VALUE OF SECURITIES - 110.74% (COST $47,261,095)                                47,939,140***
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (5.02%)**                               (2,173,943)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (5.72%)                        (2,475,133)!
                                                                                           ------------
NET ASSETS APPLICABLE TO 3,309,393 SHARES OUTSTANDING - 100.00%                            $ 43,290,064
                                                                                           ============

  +Non-income producing security for the period ended March 31, 2005.
  *Fully or partially on loan.
 **See Note 5 in "Notes."
***Includes $2,742,888 of securities on loan.
  &Fully of partially pledged as collateral for financial futures contracts. ++Non-income producing security. Security is currently in default.
  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
  @Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  ?Variable rate notes. The interest rate shown is the rate as of March 31,
   2005.
  !Of this amount, $3,775,963 represents payable for securities purchased as of
   March 31, 2005.
  #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GMAC - General Motors Acceptance Corporation
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
PRN - Principal Only Strip
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To Be Announced
yr - year

The following Futures Contracts were outstanding at March 31, 2005:

FUTURES CONTRACTS(1)

                                                                                         UNREALIZED
                                                 NOTIONAL                               APPRECIATION
CONTRACTS TO BUY (SELL)                       COST (PROCEEDS)       EXPIRATION DATE    (DEPRECIATION)
-----------------------                       ---------------       ---------------    --------------
   3 U.S. Treasury 10 year Notes                 $327,729                 6/05             $    68
   4 U.S. Treasury 5 year Notes                   430,588                 6/05              (2,213)
  (2)U.S. Treasury 2 year Notes                  (415,299)                6/05               1,518
  (2)U.S. Treasury Long Bond                     (226,112)                6/05               3,362
                                                                                           -------
                                                                                           $ 2,735
                                                                                           =======

(1) See Note 3 in "Notes."

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Balanced Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If a a particular day an equity does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-tem securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments                $45,147,370
                                             -----------
Aggregate unrealized appreciation              1,205,852
Aggregate unrealized depreciation               (588,025)
                                             -----------
Net unrealized appreciation                  $   617,827
                                             ===========

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $24,284,364 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $6,206,034 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and
$473,349 expires in 2011.

3.  FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain is included in liabilities net of receivables and other assets.

4. SWAP AGREEMENTS
During the period ended March 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. At March 31, 2005 the Series had no outstanding total return Swap Agreements.

5. SECURITIES LENDING
The Series along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At March 31, 2005, the market value of securities on loan was $2,742,888, for which the Series received securities collateral, comprised of U.S. government obligations valued at $601,317 and cash collateral of $2,141,571. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, Rule 144A securities represented approximately 3.41% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES

March 31, 2005

                                                                                                       PRINCIPAL            MARKET
                                                                                                         AMOUNT              VALUE
                                                                                                        (U.S.$)             (U.S.$)
AGENCY ASSET-BACKED SECURITIES- 2.90%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                                                                       $65,000            $64,606
   Series 2004-T4 A3 4.42% 8/25/24                                                                        70,000             69,661
oSLMA Student Loan Trust
   Series 2004-3 A3 2.79% 4/25/16                                                                        555,000            556,219
   Series 2004-8 A3 2.79% 7/27/15                                                                         25,000             25,052
                                                                                                                          ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $716,494)                                                                        715,538
                                                                                                                          ---------


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 7.08%
Fannie Mae Grantor Trust
   Series 2001-T8 A2 9.50% 7/25/41                                                                        47,591             52,151
   Series 2003-T1 A 3.807% 11/25/12                                                                      132,742            130,457
Fannie Mae Whole Loan
   Series 2003-W14 1A5 4.71% 9/25/43                                                                     119,544            119,827
   Series 2004-W3 A2 3.75% 5/25/34                                                                       110,000            108,642
   Series 2004-W9 2A1 6.50% 2/25/44                                                                      104,087            107,124
Freddie Mac
   Series 1490 CA 6.50% 4/15/08                                                                          107,816            109,867
   Series 2727 PM 4.50% 1/15/34                                                                           45,000             40,735
   Series 2889 OE 5.00% 1/15/30                                                                           80,000             79,183
   Series 2890 PC 5.00% 7/15/30                                                                           90,000             89,081
   Series 2902 LC 5.50% 12/15/17                                                                          60,000             61,086
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                                      170,000            163,675
oFreddie Mac Strip Series 19 F 2.81% 6/1/28                                                               41,331             41,061
@Freddie Mac Structured Pass Through Securities
    Series T-58 1A2 3.108% 5/25/35                                                                       106,501            105,911
    Series T-58 2A 6.50% 9/25/43                                                                         109,652            113,702
GNMA
   Series 2002-61 BA 4.648% 3/16/26                                                                       80,000             79,920
   Series 2002-62 B 4.763% 1/16/25                                                                        80,000             79,925
   Series 2003-5 B 4.486% 10/16/25                                                                       145,000            142,867
   Series 2004-84 A 3.624% 5/16/17                                                                       122,183            119,347
                                                                                                                          ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,767,416)                                                        1,744,562
                                                                                                                          =========


AGENCY MORTGAGE-BACKED SECURITIES- 11.50%
Fannie Mae
   5.73% 12/1/08                                                                                          54,982             57,078
   6.50% 8/1/17                                                                                           52,725             55,032
   6.52% 1/1/08                                                                                          200,472            208,929
   8.50% 9/20/10                                                                                          28,607             30,243
   9.00% 4/1/09                                                                                           17,466             18,367
oFannie Mae ARM
   3.730% 8/1/34                                                                                         130,827            130,502
   3.843% 12/1/33                                                                                        185,130            191,537
Fannie Mae Relocation 30 yr
   5.00% 1/1/34                                                                                          225,839            222,946
   5.00% 1/1/34                                                                                          138,628            137,155
Fannie Mae S.F. 15 yr
   6.50% 4/1/12                                                                                           82,213             85,913
   8.00% 10/1/14                                                                                          40,334             42,061
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                                                          137,341            134,723
   5.00% 3/1/35                                                                                           59,935             58,661
   5.50% 4/1/33                                                                                          180,000            180,281
   7.50% 12/1/10                                                                                          17,586             18,119

   7.50% 6/1/31                                                                                           55,599             59,508
   8.50% 5/1/11                                                                                           14,009             14,880
   8.50% 8/1/12                                                                                           29,535             30,911
   9.00% 6/1/09                                                                                          112,936            121,795
Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/35                                                                                           85,000             83,114
   5.00% 5/1/35                                                                                          220,000            214,500
oFreddie Mac ARM
   3.730% 4/1/34                                                                                          72,412             73,430
   3.744% 4/1/33                                                                                         166,826            172,021
Freddie Mac Balloon 5 yr
   4.00% 6/1/08                                                                                           30,832             30,610
   4.00% 1/1/09                                                                                          168,795            167,318
Freddie Mac Relocation 15 yr
   3.50% 9/1/18                                                                                          110,407            103,265
   3.50% 10/1/18                                                                                          16,895             15,802
Freddie Mac S.F. 15 yr 8.50% 10/1/15                                                                      20,924             22,571
Freddie Mac S.F. 30 yr
   7.00% 11/1/33                                                                                          55,400             58,395
   9.25% 9/1/08                                                                                            9,035              9,535
GNMA S.F. 15 yr
   6.00% 1/15/09                                                                                          11,716             12,104
   8.50% 8/15/10                                                                                           6,681              7,009
GNMA S.F. 30 yr 5.00% 8/15/33                                                                             51,672             51,075
GNMA II S.F. 15yr 12.00% 6/20/14                                                                           8,918              9,993
GMNA II S.F. 30 yr
   12.00% 3/20/15                                                                                          1,510              1,694
   12.00% 2/20/16                                                                                          4,026              4,526
                                                                                                                          ---------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $2,871,927)                                                                 2,835,603
                                                                                                                          =========

AGENCY OBLIGATIONS- 1.71%
Fannie Mae
   5.00% 4/15/15                                                                                          50,000             50,486
   ^5.20% 10/9/19                                                                                        280,000            129,214
   6.25% 2/1/11                                                                                          180,000            192,573
Federal Home Loan Bank 3.50% 9/15/06                                                                      50,000             49,721
                                                                                                                          ---------
TOTAL AGENCY OBLIGATIONS (COST $429,598)                                                                                    421,994
                                                                                                                          =========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 7.75%
Bank of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                                                       55,000             53,971
   Series 2005-1 A3 4.943% 11/10/42                                                                      160,000            160,805
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/08                             245,000            258,111
General Motors Acceptance Corporation Commercial Mortgage Securities Series
   1998-C2 A2 6.42% 5/15/35                                                                               71,000             74,820
oGreenwich Capital Commercial Funding Corp 4.799% 8/10/42                                                110,000            107,731
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/6/15                                                     26,919             28,860
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/12                                                                       55,000             56,486
   oSeries 2002-C2 A2 5.05% 12/12/34                                                                     185,000            186,079
   Series 2003-C1 A2 4.985% 1/12/37                                                                      168,000            168,125
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                                        180,000            196,679
Lehman Brothers Commercial Conduit Mortgage Trust Series 1998 C4 A1B 6.21% 10/15/35                      140,000            147,158
oMerrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 9/12/41                                                                     35,000             34,170
   Series 2005-MKB2 A4 5.204% 9/12/42                                                                    100,000            100,549
Morgan Stanley Capital I Series 1998-XL1 A2 6.45% 6/3/30                                                 110,000            110,283
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                                 155,000            164,188
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                                              65,000             63,377
                                                                                                                          ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,951,934)                                                             1,911,392
                                                                                                                          ---------

CORPORATE BONDS- 35.76%
Banking - 2.80%
o#Banco Santander 144A 3.31% 12/9/09                                                                      50,000             50,181
Frost National Bank 6.875% 8/1/11                                                                        110,000            120,271
Marshall & Ilsley 3.95% 8/14/09                                                                          145,000            141,331
#Mizuho Finance Group 144A 5.79% 4/15/14                                                                  55,000             55,829
Popular North America 4.25% 4/1/08                                                                       205,000            203,766
Regions Financial 6.375% 5/15/12                                                                         110,000            118,832
                                                                                                                          ---------
Basic Industries - 0.32%                                                                                  80,000             78,885
Lubrizol 4.625% 10/1/09                                                                                                   ---------
                                                                                                                             78,885
Lubrizol 4.625% 10/1/09                                                                                                   ---------

Brokerage - 2.12%
Amvescap 4.50% 12/15/09                                                                                  120,000            117,817
Bear Stearns 4.65% 7/2/18                                                                                 70,000             64,664
Franklin Resources 3.70% 4/15/08                                                                         150,000            147,468
Goldman Sachs 5.25% 10/15/13                                                                             115,000            114,435
Morgan Stanley
   o3.02% 11/24/06                                                                                        40,000             40,067
   4.75% 4/1/14                                                                                           40,000             38,153
                                                                                                                          ---------
                                                                                                                            522,604
                                                                                                                          ---------
Capital Goods - 0.56%
General Electric 5.00% 2/1/13                                                                             75,000             75,011
York International 6.625% 8/15/06                                                                         60,000             61,899
                                                                                                                          ---------
                                                                                                                            136,910
                                                                                                                          ---------
Communications - 3.31%
BellSouth 4.75% 11/15/12                                                                                  65,000             63,572
#Cox Communications 144A 4.625% 1/15/10                                                                   60,000             58,364
SBC Communications
   4.125% 9/15/09                                                                                         30,000             29,208
   5.10% 9/15/14                                                                                          60,000             58,589
Sprint Capital
   4.78% 8/17/06                                                                                          60,000             60,389
   6.375% 5/1/09                                                                                          75,000             79,288
#Telecom Italia Capital 144A 4.00% 1/15/10                                                                50,000             47,852
Telefonos de Mexico 4.50% 11/19/08                                                                       155,000            152,776
Thomson 5.75% 2/1/08                                                                                     140,000            144,407
Vodafone Group 5.375% 1/30/15                                                                            120,000            121,672
                                                                                                                          ---------
                                                                                                                            816,117
                                                                                                                          ---------
Consumer Cyclical - 7.66%
oCentex 2.993% 8/1/07                                                                                     55,000             55,084
CVS
   3.875% 11/1/07                                                                                        155,000            152,858
   4.00% 9/15/09                                                                                          70,000             68,369
oDaimlerChrysler 3.45% 9/10/07                                                                            75,000             75,142
Ford Motor Credit
   5.625% 10/1/08                                                                                         90,000             86,314
   5.80% 1/12/09                                                                                         235,000            224,628
   7.00% 10/1/13                                                                                          40,000             38,809
General Motors Acceptance Corporation
   o3.61% 7/16/07                                                                                        205,000            193,258
   7.75% 1/19/10                                                                                          50,000             48,072
Home Depot 3.75% 9/15/09                                                                                 170,000            164,812
Johnson Controls 5.00% 11/15/06                                                                          120,000            121,540
#Jones Apparel 144A 4.25% 11/15/09                                                                        45,000             43,132
oLiberty Media 4.51% 9/17/06                                                                             225,000            228,043
May Department Stores 3.95% 7/15/07                                                                      115,000            113,487
Time Warner 8.18% 8/15/07                                                                                190,000            204,747
Wendy's International 6.25% 11/15/11                                                                      65,000             69,578
                                                                                                                          ---------
                                                                                                                          1,887,873
                                                                                                                          ---------
Consumer Non-Cyclical - 3.05%
#Amgen 144A 4.00% 11/18/09                                                                                30,000             29,251
Caremark Rx 7.375% 10/1/06                                                                                80,000             83,300
Kraft Foods
   4.125% 11/12/09                                                                                        95,000             92,587
   5.25% 10/1/13                                                                                          40,000             40,395
   5.625% 11/1/11                                                                                         85,000             88,317
Medco Health Solutions 7.25% 8/15/13                                                                      65,000             71,962
Universal 6.50% 2/15/06                                                                                   85,000             86,660
UST 6.625% 7/15/12                                                                                       165,000            181,550
#WellPoint 144A
    3.75% 12/14/07                                                                                        45,000             44,192
    4.25% 12/15/09                                                                                        35,000             34,204
                                                                                                                          ---------
                                                                                                                            752,418
                                                                                                                          ---------

Electric - 5.16%
Ameren 4.263% 5/15/07                                                                                     80,000             79,862
CC Fund Trust I 6.90% 2/16/07                                                                             45,000             47,028
Consolidated Edison 3.625% 8/1/08                                                                         45,000             43,923
Dominion Resources 7.195% 9/15/14                                                                         55,000             62,484
Duke Capital 4.331% 11/16/06                                                                              60,000             60,064
FPL Group Capital 4.086% 2/16/07                                                                         105,000            104,789
National Rural Utilities Cooperative Finance 3.875% 2/15/08                                              205,000            201,986
Pacific Gas & Electric 3.60% 3/1/09                                                                      115,000            110,765
#Power Contract Financing 144A 5.20% 2/1/06                                                               73,754             74,358
oSCANA Corp 3.109% 3/1/08                                                                                 55,000             55,059
oSouthern California Edison 3.075% 12/13/07                                                               60,000             59,972
Southern Capital Funding 5.30% 2/1/07                                                                     25,000             25,723
#TXU 144A
    4.80% 11/15/09                                                                                       125,000            121,220
    5.55% 11/15/14                                                                                       150,000            142,581
TXU Energy 7.00% 3/15/13                                                                                  75,000             82,205
                                                                                                                          ---------
                                                                                                                          1,272,019
                                                                                                                          ---------
Energy - 1.57%
Apache Finance 7.00% 3/15/09                                                                             220,000            242,415
Halliburton 5.50% 10/15/10                                                                                40,000             41,202
Valero Energy 6.125% 4/15/07                                                                             100,000            103,409
                                                                                                                          ---------
                                                                                                                            387,026
                                                                                                                          ---------
Financial/Other - 0.60%
#Berkshire Hathaway Finance 144A 4.125% 1/15/10                                                           85,000             83,017
o#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07                                                    65,000             65,000
                                                                                                                          ---------
                                                                                                                            148,017
                                                                                                                          ---------
Insurance - 2.63%
#Farmers Insurance Exchange 144A 6.00% 8/1/14                                                            175,000            177,746
#Liberty Mutual 144A 5.75% 3/15/14                                                                       110,000            108,300
Marsh & McLennan
   o2.77% 7/13/07                                                                                         75,000             74,694
   5.375% 3/15/07                                                                                         95,000             96,539
o#Oil Insurance 144A 5.15% 8/15/33                                                                       190,000            190,825
                                                                                                                          ---------
                                                                                                                            648,104
                                                                                                                          ---------
Natural Gas - 2.16%
oAtmos Energy 3.035% 10/15/07                                                                             55,000             55,099
Enterprise Products
   4.00% 10/15/07                                                                                         70,000             68,572
   4.625% 10/15/09                                                                                        60,000             58,611
Sempra Energy
   o3.317% 5/21/08                                                                                        60,000             60,198
   4.621% 5/17/07                                                                                         85,000             85,380
Valero Logistics Operations 6.05% 3/15/13                                                                195,000            203,509
                                                                                                                          ---------
                                                                                                                            531,369
                                                                                                                          ---------
Real Estate - 0.40%
Developers Diversified Realty 4.625% 8/1/10                                                              100,000             97,656
                                                                                                                          ---------
                                                                                                                             97,656
                                                                                                                          ---------
Technology - 1.40%
Alltel 4.656% 5/17/07                                                                                     60,000             60,395
Dell 6.55% 4/15/08                                                                                       145,000            153,974
Motorola 4.608% 11/16/07                                                                                 130,000            130,419
                                                                                                                          ---------
                                                                                                                            344,788
                                                                                                                          ---------
Transportation - 2.02%
Continental Airlines 6.503% 6/15/11                                                                      245,000            235,307
oCSX 3.05% 8/3/06                                                                                         30,000             30,064
#Erac USA Finance 144A 7.35% 6/15/08                                                                     215,000            232,275
                                                                                                                          ---------
                                                                                                                            497,646
                                                                                                                          ---------
TOTAL CORPORATE BONDS (COST $8,979,595)                                                                                   8,811,642
                                                                                                                          =========

MUNICIPAL BONDS- 1.79%
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                                                                 120,000            130,194
   5.00% 12/15/13 (FGIC)                                                                                 180,000            195,428
State of California 5.25% 7/1/13                                                                         105,000            115,416
                                                                                                                          ---------
TOTAL MUNICIPAL BONDS (COST $442,313)                                                                                       441,038
                                                                                                                          =========

NON-AGENCY ASSET-BACKED SECURITIES- 11.03%
Capital One Multi-Asset Execution Trust
   Series 2003-C2 C2 4.32% 4/15/09                                                                        55,000             55,116
   Series 2004-C1 C1 3.40% 11/16/09                                                                       45,000             44,234
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707%
   9/25/13                                                                                               155,000            155,440
CIT Equipment Collateral Series 2005-VT1 A4 4.36% 11/20/12                                               130,000            130,078
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                        65,000             60,970


Countrywide Asset-Backed Certificates
   oSeries 2004-9 AF2 3.337% 9/25/23                                                                      65,000             64,119
   oSeries 2004-13 AV2 3.11% 5/25/34                                                                      70,000             70,187
   #Series 2004-BC1N 144A 5.50% 4/25/35                                                                   21,421             21,468
   oSeries 2004-S1 A2 3.872% 3/25/20                                                                      65,000             64,162
Equity One ABS Series 2004-1 AF3 3.054% 4/25/34                                                          125,000            122,936
Honda Automobile Receivables Owners Trust Series 2004-2 A4 3.81% 10/15/09                                 75,000             74,072
oMBNA Master Credit Card Trust USA Series 1996-B A 3.07% 8/15/08                                         115,000            115,272
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.20% 7/25/35                                                                   110,000            110,403
   Series 2005-NC1 A2B 3.07% 10/25/35                                                                     25,000             25,023
   Series 2005-WMC1 A2B 3.07% 9/25/35                                                                     75,000             75,117
Mid-State Trust
   Series 2004-1 A 6.005% 8/15/39                                                                          8,916              8,882
   Series 2011 A1 4.864% 7/15/38                                                                          43,494             41,627
NationsCredit Grantor Trust Series 1997-1A 6.75% 8/15/13                                                  56,011             56,241
Navistar Financial Owner Trust Series 2002-B A4 3.52% 10/15/09                                           195,000            194,391
oNovastar Home Equity Loan Series 2004-4 A2B 3.19% 3/25/35                                               105,000            105,397
Onyx Acceptance Grantor Trust Series 2002-C A4 4.07% 4/15/09                                             130,314            130,544
oRenaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35                                      70,000             69,263
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.08% 12/25/34                                                                   35,000             35,056
   Series 2004-RZ2 AI3 4.30% 1/25/31                                                                      60,000             59,767
Residential Asset Securities
   Series 1999-KS1 AI8 6.32% 4/25/30                                                                     168,049            169,288
   Series 1999-KS4 AI4 7.22% 6/25/28                                                                      58,725             59,864
Residential Funding Mortgage Securities II 3.89% 1/25/15                                                 110,000            108,862
oSaxon Asset Securities Trust Series 2005-1 A2B 3.07% 3/25/35                                             90,000             90,087
#Sharp Net Interest Margin Trust Series 2003-HE1N 144A 6.90% 11/25/33                                     13,600             13,613
Structured Asset Securities Corporation
   oSeries 2005-NC1 A2 3.92% 2/25/35                                                                     125,000            123,750
   Series 2001-SB1 A2 3.375% 8/25/31                                                                      60,863             58,014
   oSeries 2005-NC1 A7 3.08% 2/25/35                                                                      80,000             80,130
WFS Financial Owner Trust
   Series 2002-1 A4A 4.87% 9/20/09                                                                        54,208             54,631
   oSeries 2002-2 A4 4.50% 2/20/10                                                                        70,000             70,423
                                                                                                                          ---------
TOTAL NON-AGENCY ASSET-BACKED SECURITIES (COST $2,740,428)                                                                2,718,427
                                                                                                                          =========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 11.60%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                                     129,048            131,306
   Series 2004-11 1CB1 6.00% 12/25/34                                                                     52,961             53,934
   Series 2004-2 1A1 6.00% 3/25/34                                                                       100,782            102,546
Bank of America Funding Corporation Series 2004-3 2A2 5.00% 9/25/19                                       86,887             86,235
oBank of America Mortgage Securities
    Series 2003-D 1A2 3.428% 5/25/33                                                                       7,983              7,973
    Series 2003-I 2A4 3.828% 10/25/33                                                                    165,000            163,963
    Series 2004-A 1A1 3.491% 2/25/34                                                                      56,821             56,403
    Series 2004-E 1A1 3.53% 6/25/34                                                                       89,333             88,385
    Series 2004-G 2A6 4.657% 8/25/34                                                                      95,000             94,811
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                                     60,000             59,946
@oCountrywide Home Loan Mortgage Pass Through Trust
    Series 2001-HYB2 3A1 5.41% 9/19/31                                                                    31,746             31,797
    Series 2003-21 A1 4.129% 5/25/33                                                                      73,993             73,109
    Series 2003-56 3A7B 4.71% 12/25/33                                                                   105,000            103,297
Credit Suisse First Boston Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33                                                                     102,383            105,790
   Series 2004-1 3A1 7.00% 2/25/34                                                                        21,241             21,943
oDeutsche Mortgage Securities Series 2004-4 1A2 4.01% 4/25/34                                             70,000             69,916
First Horizon Alternative Mortgage Securities Series 2004-FA1 1A1 6.25% 10/25/34                         114,869            117,789
@oFirst Horizon Mortgage Pass-Through Trust Series 2004-AR5 4A1 5.664% 10/25/34                           74,510             75,665
#GSMPS Mortgage Loan Trust
     Series 1998-3 A 144A 7.75% 9/19/27                                                                   52,016             55,311
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                    58,205             62,575
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                    29,497             32,116
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                             94,364             96,279
oMaster Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.981% 12/25/33                                120,000            118,015
Mastr Reperforming Loan Trust 2005-1 1A5 8.00% 3/25/34                                                   115,000            122,763
oNomura Asset Acceptance Series 2004-AP2 A2 4.099% 7/25/34                                                80,000             79,782
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 3/25/34                                                                       69,712             71,562
   Series 2004-SL4 A3 6.50% 7/25/32                                                                       64,607             66,483

oStructured Adjustable Rate Mortgage Series 2004-18 5A 5.50% 12/25/34                                     55,488             55,887
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34                                              60,598             61,318
oWashington Mutual
   Series 2003-AR4 A7 3.95% 5/25/33                                                                       66,001             64,900
   Series 2003-AR9 1A7 4.06% 9/25/33                                                                      34,460             34,123
   Series 2005-AR3 A1 4.661% 3/25/35                                                                     123,573            122,677
oWells Fargo Mortgage Backed Securities Series 2004-T A1 3.454% 9/25/34                                   78,042             77,553
oWells Fargo Mortgage Backed Securities Trust
   Series 2003-K 2A5 4.521% 11/25/33                                                                     105,000             99,066
   Series 2004-DD 2A3 4.544% 1/25/35                                                                      80,000             79,684
   Series 2004-I 1A1 3.391% 7/25/34                                                                      113,696            114,469
                                                                                                                        -----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,885,917)                                                    2,859,731
                                                                                                                        ===========

U.S. TREASURY OBLIGATIONS- 8.39%
U.S. Treasury Inflation Index Notes
   0.875% 4/15/10                                                                                         94,617             92,582
   1.625% 1/15/15                                                                                        419,433            413,371
   ?2.00% 1/15/14                                                                                        356,040            364,541
   2.00% 7/15/14                                                                                          45,523             46,512
   2.375% 1/15/25                                                                                        187,150            201,363
   3.00% 7/15/12                                                                                         185,596            204,323
   3.375% 1/15/07                                                                                        198,587            208,540
U.S. Treasury Notes
   2.00% 8/31/05                                                                                          30,000             29,883
   3.375% 2/28/07                                                                                        110,000            109,231
   4.00% 3/15/10                                                                                          95,000             94,288
   4.00% 2/15/15                                                                                         315,000            302,745
                                                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $2,061,838)                                                                         2,067,379
                                                                                                                        ===========

REPURCHASE AGREEMENTS- 1.74%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $226,216
collateralized by $8,600 U.S. Treasury
Bills due 7/28/05, market value $8,518, and
$224,900 U.S. Treasury Bills due 8/18/05,
market value $222,299)                                                                                   226,200            226,200

With UBS Warburg 2.50% 4/1/05 (dated 3/31/05, to be repurchased at $202,814, collateralized by $25,400 U.S. Treasury Notes 6.75% due 5/15/05, market value
$26,154, $121,000 U.S. Treasury Notes 2.50% due 5/31/06, market value $121,063
and $60,500 U.S. Treasury Notes 2.375% due 8/15/06, market value $59,664)                                202,800            202,800
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $429,000)                                                                                 429,000
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES - 101.25%
   (cost $25,276,460)                                                                                                    24,955,945
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (1.25%)                                                      (306,944)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,520,163 SHARES OUTSTANDING - 100.00%                                                         $24,649,001
                                                                                                                        ===========


oVariable rate notes. The interest rate shown is the rate as of March 31, 2005.
@Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to a counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
?Fully or partially pledged as collateral for financial futures and options contracts.
#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in "Notes."
^Zero coupon security. The interest rate shown is the yield at the time of purchase.


Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
NIM - Net Margin Interest
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be announced
yr. - Year

FUTURES CONTRACTS(1)

The following futures contracts were outstanding at March 31, 2005:

                                                                                                                      UNREALIZED
                                                             NOTIONAL                                                APPRECIATION
CONTRACTS TO BUY (SELL)                                   COST (PROCEEDS                 EXPIRATION DATE            (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
   25 U.S. Treasury 10 year notes                          $  2,746,863                       6/05                     $(15,222)
  (11)U.S. Treasury 5 year notes                             (1,174,866)                      6/05                       (3,165)
  (24)U.S. Treasury 2 year notes                             (4,982,969)                      6/05                       17,594
     3  U.S. Treasury long bond                                 331,104                       6/05                        3,020
                                                                                                                       --------
                                                                                                                       $  2,227
                                                                                                                       ========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1) See Note #3 in "Notes."


--------------------------------------------------------------------------------
NOTES

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (the "Series").

SECURITY VALUATION - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. March 31, 2005, the cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes were as follows:

Aggregate cost of investments                 $25,278,582
                                              -----------
Aggregate unrealized appreciation                  43,407
Aggregate unrealized depreciation                (366,044)
                                              -----------
Net unrealized depreciation                   $  (322,637)
                                              -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $1,214,929 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008 and $82,894 expires in 2010.

3.  FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain is included in liabilities net of receivables and other assets.


5. SWAP AGREEMENTS
During the period ended March 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. At March 31, 2005 the Series had no outstanding total return Swap Agreements.


6. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 7.45% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES

March 31, 2005

                                                                 PRINCIPAL       MARKET
                                                                  AMOUNT         VALUE
?COMMERCIAL PAPER- 86.83%
Financial Services - 56.31%
+Amstel Funding 2.901% 6/7/05                                   $   500,000   $   497,320
+Aquinas Funding
   2.566% 4/7/05                                                  1,000,000       999,575
   2.844% 4/1/05                                                    250,000       250,000
+Barton Capital
   2.757% 4/20/05                                                   300,000       299,565
   2.785% 4/8/05                                                    800,000       799,568
CBA (Delaware) Finance 2.802% 4/5/05                              1,030,000     1,029,679
+Corporate Receivables Funding 2.777% 4/20/05                     1,000,000       998,538
Danske
   2.786% 4/25/05                                                   405,000       404,249
   2.852% 4/5/05                                                    300,000       299,905
+Eiffel Funding 2.687% 4/11/05                                      500,000       499,628
Fortis Funding 2.787% 4/22/05                                     1,000,000       998,378
+Fountain Square
   2.617% 4/20/05                                                   500,000       499,314
   2.757% 4/18/05                                                   500,000       499,351
+Moat Funding 2.766% 4/15/05                                      1,000,000       998,927
+Sheffield Receivables
   2.697% 4/11/05                                                   465,000       464,653
   2.786% 4/13/05                                                   500,000       499,537
+Starbird Funding
   2.726% 4/8/05                                                  1,000,000       999,471
   2.757% 4/13/05                                                   250,000       249,771
+Steamboat Funding 2.786% 4/15/05                                 1,283,000     1,281,612
+Surrey Funding 2.666% 4/5/05                                       285,000       284,916
+Three Pillars Funding 2.655% 4/1/05                              1,000,000       999,999
UBS Finance 2.844% 4/1/05                                         1,250,000     1,249,999
+WAL-MART Funding 2.627% 4/20/05                                  1,000,000       998,623
                                                                              -----------
                                                                               16,102,578
                                                                              -----------
Industrial - 9.62%
BMW U.S. Capital 2.808% 4/1/05                                    1,250,000     1,250,000
Cargill 2.808% 4/1/05                                               250,000       250,000
Total Capital 2.808% 4/1/05                                       1,250,000     1,250,000
                                                                              -----------
                                                                                2,750,000
                                                                              -----------
Mortgage Bankers & Brokers - 20.90%
Credit Suisse First Boston 2.922% 6/10/05                         1,000,000       994,361
ING Funding 2.762% 6/21/05                                        1,000,000       993,858
KFW International Finance 2.809% 7/21/05                          1,000,000       991,459
Morgan Stanley 2.783% 4/5/05                                      1,000,000       999,691
Nordea North America
   2.803% 4/4/05                                                    400,000       399,907
   2.807% 4/25/05                                                   500,000       499,067
Westpac Capital 2.757% 4/18/05                                    1,100,000     1,098,571
                                                                              -----------
                                                                                5,976,914
                                                                              -----------
TOTAL COMMERCIAL PAPER (COST $24,829,492)                                      24,829,492
                                                                              ===========

?CERTIFICATES OF DEPOSIT- 10.49%
First Tennesse Bank 2.69% 4/8/05                                  1,000,000     1,000,000
Washington Mutual Bank 2.80% 4/18/05                              1,000,000       999,834
Wilmington Trust 2.55% 4/1/05                                     1,000,000     1,000,000
                                                                              -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $2,999,834)                                 2,999,834
                                                                              ===========

MUNICIPAL BONDS- 2.80%
^North Texas Higher Education Authority 2.85% 12/1/44 (AMBAC)       800,000       800,000
                                                                              -----------
TOTAL MUNICIPAL BONDS (COST $800,000)                                             800,000
                                                                              ===========

TOTAL MARKET VALUE OF SECURITIES - 100.12%
   (cost $28,629,326)#                                                                28,629,326
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.12%)                    (33,756)
                                                                                     -----------
NET ASSETS APPLICABLE TO 28,595,570 SHARES OUTSTANDING - 100.00%                     $28,595,570
                                                                                     ===========

?The interest rate shown is the yield at the time of purchase.
+Asset-backed Commercial Paper.
^Variable rate note. The interest rate shown is the rate as of March 31, 2005. #Also the cost for federal income tax purposes.

-------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (the "Series").

SECURITY VALUATION - Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

For federal income tax purposes, at December 31, 2004, capital loss carryforward of $53,506 may be carried forward and applied against future capital gains. Such capital loss carryforward expires as follows: $53,506 expires in 2010.

2. CREDIT AND MARKET RISK
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST - DELAWARE DIVERSIFIED INCOME SERIES

March 31, 2005

                                                                      PRINCIPAL     MARKET
                                                                      AMOUNT[ ]  VALUE (U.S.$)
AGENCY ASSET-BACKED SECURITIES- 0.83%
oFannie Mae Grantor Trust
   Series 2004-T4 A2 3.93% 2/25/20                           USD        55,000      54,667
   Series 2004-T4 A3 4.42% 8/25/24                                      35,000      34,831
oSLMA Student Loan Trust
   Series 2004-1 A1 2.74% 1/26/15                                       14,531      14,539
   Series 2004-3 A3 2.79% 4/25/16                                      145,000     145,318
   Series 2004-5 A2 2.73% 4/25/14                                       10,000      10,008
   Series 2004-6 A2 2.74% 1/25/13                                       45,000      45,047
   Series 2004-8 A3 2.79% 7/27/15                                      485,000     486,016
                                                                                 ---------
TOTAL AGENCY ASSET-BACKED SECURITIES (COST $791,047)                               790,426
                                                                                 =========

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 1.30%
Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26                                     11,343      12,002
   Series 2002-90 A1 6.50% 6/25/42                                      37,705      39,083
   Series 2005-1 KZ 5.00% 2/25/35                                       75,626      65,024
Fannie Mae Grantor Trust
   Series 1999-T2 A1 7.50% 1/19/39                                       3,182       3,350
   Series 2001-T8 A2 9.50% 7/25/41                                      30,794      33,745
   Series 2002-T4 A3 7.50% 12/25/41                                     69,461      73,275
Fannie Mae Whole Loan
   Series 2002-W6 2A1 7.00% 6/25/42                                    118,952     123,911
   Series 2003-W14 1A5 4.71% 9/25/43                                    15,939      15,977
   Series 2004-W3 A2 3.75% 5/25/34                                     300,000     296,297
   Series 2004-W9 2A1 6.50% 2/25/44                                     19,275      19,838
Freddie Mac
   4.50% 1/15/34                                                        85,000      76,944
   5.00% 3/25/27                                                        40,000      40,016
   5.00% 1/15/30                                                        60,000      59,387
   5.00% 7/15/30                                                       105,000     103,928
   5.50% 12/15/17                                                      165,000     167,985
   6.00% 11/15/31                                                        1,680       1,698
Freddie Mac Structured Pass Through Securities
   Series T-54 2A 6.50% 2/25/43                                         68,430      70,887
   Series T-58 1A2 3.108% 5/25/35                                        9,682       9,628
   Series T-58 2A 6.50% 9/25/43                                         25,800      26,754
GNMA 4.763% 1/16/25                                                      5,000       4,995
                                                                                 ---------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,251,323)               1,244,724
                                                                                 =========

AGENCY MORTGAGE-BACKED SECURITIES- 13.70%
Fannie Mae
   5.73% 12/1/08                                                        22,909      23,782
   6.204% 5/1/09                                                        45,774      47,877
   6.50% 8/1/17                                                        115,036     120,069
   6.765% 1/1/07                                                        22,546      23,251
Fannie Mae Relocation 30 yr
   5.00% 11/1/33                                                        13,512      13,369
   5.00% 8/1/34                                                         89,221      88,078
   5.00% 11/1/34                                                        49,739      49,102
   5.00% 11/1/34                                                        74,512      73,557
Fannie Mae S.F. 15 yr TBA
   4.50% 4/15/35                                                       340,000     332,456
   5.00% 3/1/35                                                        855,000     854,466
   5.50% 4/1/20                                                        710,000     723,534
Fannie Mae S.F. 30 yr
   5.00% 3/1/34                                                        310,124     304,213
   5.00% 3/1/35                                                         65,000      63,619
   5.00% 3/1/35                                                        199,782     195,537
   5.50% 3/1/29                                                          4,540       4,569
   5.50% 4/1/29                                                          4,751       4,781
   7.50% 3/1/32                                                          3,718       3,975
   7.50% 4/1/32                                                         12,831      13,717
   7.50% 6/1/34                                                        171,636     183,489

Fannie Mae S.F. 30 yr TBA
   5.00% 4/1/35                                                           495,000      484,017
   5.00% 5/1/35                                                         1,710,000    1,667,250
   5.50% 4/1/33                                                         3,925,000    3,931,134
   6.00% 4/1/35                                                           850,000      868,859
   6.50% 4/1/35                                                         1,075,000    1,115,648
   7.00% 4/1/35                                                           455,000      479,456
   7.50% 4/1/34                                                           225,000      240,469
oFreddie Mac ARM 3.731% 4/1/34                                             25,557       25,916
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                  26,878       26,617
Freddie Mac S.F. 20 yr
   5.50% 8/1/24                                                           298,979      302,155
   5.50% 9/1/24                                                           523,514      529,076
GNMA S.F. 30 yr TBA 5.00% 1/1/34                                          315,000      310,669
                                                                                    ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $13,118,537)                          13,104,707
                                                                                    ==========

AGENCY OBLIGATIONS- 2.94%
Fannie Mae
   3.00% 8/15/07                                                           40,000       39,043
   3.125% 12/15/07                                                         10,000        9,742
   5.00% 4/15/15                                                           70,000       70,681
   ^5.399% 10/9/19                                                      1,060,000      489,168
   6.625% 11/15/30                                                         95,000      114,269
^Financing Corporation Principal Strip
   PRN 1 5.00% 5/11/18                                                  1,800,000      926,580
   PRN 2 5.031% 11/30/17                                                  200,000      105,621
   PRN 15 6.036% 3/7/19                                                   155,000       75,896
^Residual Funding Corporation Principal Strip
   5.044% 10/15/19                                                        900,000      434,629
^Resolution Funding Corporation Interest Strip
   5.209% 1/15/25                                                         825,000      301,245
   5.24% 10/15/25                                                         685,000      240,687
                                                                                    ----------
TOTAL AGENCY OBLIGATIONS (COST $2,808,768)                                           2,807,561
                                                                                    ==========

ASSET-BACKED SECURITIES- 1.75%
AmeriCredit Automobile Receivables Trust
   Series 2001-C A4 5.01% 7/14/08                                          60,305       60,765
   Series 2001-D A4 4.41% 11/12/08                                         53,804       54,075
Capital One Multi-Asset Execution Trust Series 2003-C2 4.32% 4/15/09      100,000      100,211
Citibank Credit Card Issuance Trust
   Series 2003-A7 4.15% 7/7/17                                             10,000        9,380
   Series 2004-A4 3.20% 8/24/09                                            10,000        9,763
oCountrywide Asset-Backed Certificates
   Series 2004-S1 A2 3.872% 3/25/20                                       230,000      227,035
   Series 2004-9 AF2 3.337% 9/25/23                                        25,000       24,661
   Series 2004-13 AV2 3.11% 5/25/34                                        90,000       90,240
Household Automotive Trust Series 2002-1 A4 4.39% 5/18/09                  20,000       20,093
MBNA Master Credit Card Trust
   oSeries 1996-B A 3.07% 8/15/08                                          45,000       45,106
   #Series 2000-D C 144A 8.40% 9/15/09                                     25,000       26,912
   Series 2004-A4 2.70% 9/15/09                                            60,000       58,306
oMerrill Lynch Mortgage Investors
   Series 2004-WMC5 A2B2 3.20% 7/25/35                                     70,000       70,257
   Series 2005-NC1 A2B 3.07% 10/25/35                                      35,000       35,032
   Series 2005-WMC1 A2B 3.07% 9/25/35                                     200,000      200,313
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                             23,724       22,706
   Series 2004-1 A 6.005% 8/15/37                                          13,374       13,323
oNovastar Home Equity Loan Series 2004-4 A2B 3.19% 3/25/35                 70,000       70,265
oRenaissance Home Equity Loan Trust Series 2004-4 AF2 3.856% 2/25/35       95,000       94,000
oResidential Asset Mortgage Products
   Series 2004-RS12 AII2 3.08% 12/25/34                                    45,000       45,072
   Series 2004-RZ2 AI3 4.30% 1/25/31                                       50,000       49,806
oSaxon Asset Securities Trust Series 2005-1 A2B 3.07% 5/25/35             115,000      115,111
Structured Asset Securities
   Series 2001-SB1 A2 3.375% 8/25/31                                       67,270       64,120
   oSeries 2005-NC1 A7 3.08% 2/25/35                                      115,000      115,187
WFS Financial Owner Trust Series 2002-2 A4 4.50% 2/20/10                   50,000       50,302
                                                                                    ----------
TOTAL ASSET-BACKED SECURITIES (COST $1,676,223)                                      1,672,041
                                                                                    ==========

COMMERCIAL MORTGAGE-BACKED SECURITIES- 2.62%
Bank of America Commercial Mortgage
   Series 2004-5 A3 4.561% 11/10/41                                                      40,000      39,252
   Series 2005-1 A3 4.877% 11/10/42                                                     745,000     748,746
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35            110,000     115,887
GMAC Commercial Mortgage Securities Series 1998-C2 A2 6.42% 5/15/35                     115,000     121,188
#Hilton Hotel Series 2000 HLTA A1 144A 7.055% 10/3/15                                    16,824      18,038
J.P. Morgan Chase Commercial Mortgage Securities
   Series 2002-C1 A3 5.376% 7/12/37                                                     290,000     297,836
   Series 2002-C2 A2 5.05% 12/12/34                                                     280,000     281,633
   Series 2003-C1 A2 4.985% 1/12/37                                                      20,000      20,015
LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                       110,000     120,193
Lehman Brothers Commercial Conduit Mortgage Trust Series 1998-C4 A1B 6.21% 10/15/35     300,000     315,338
#Meristar Commercial Mortgage Trust Series1999-C1 C 144A 8.29% 3/3/16                   115,000     124,726
oMerrill Lynch Mortgage Trust
   Series 2004-BPC1 A3 4.467% 10/12/41                                                   25,000      24,407
   Series 2005-MKB2 A4 5.204% 9/12/42                                                   150,000     150,823
Nomura Asset Securities Series 1998-D6 A1B 6.59% 3/15/30                                 65,000      68,853
#Tower Series 2004-2A A 144A 4.232% 12/15/14                                             65,000      63,377
                                                                                                  ---------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $2,548,662)                                     2,510,312
                                                                                                  =========

CORPORATE BONDS- 36.45%
Basic Materials - 3.45%
Abitibi-Consolidated 6.95% 12/15/06                                                     200,000     202,000
Barrick Gold Finance 7.50% 5/1/07                                                         5,000       5,305
#Boise Cascade 144A 7.125% 10/15/14                                                     245,000     249,288
Bowater 9.50% 10/15/12                                                                  150,000     168,375
Buckeye Technologies 8.00% 10/15/10                                                     130,000     129,350
Fort James 7.75% 11/15/23                                                               310,000     348,749
#Huntsman 144A 7.375% 1/1/15                                                            155,000     155,000
Lubrizol 4.625% 10/1/09                                                                  40,000      39,443
Lyondell Chemical 9.875% 5/1/07                                                          76,000      78,280
Nalco 8.875% 11/15/13                                                                    85,000      91,375
Norske Skog 8.625% 6/15/11                                                              200,000     208,000
#Novelis 144A 7.25% 2/15/15                                                              80,000      78,800
#Port Townsend Paper 144A 12.00% 4/15/11                                                160,000     160,800
Potlatch 12.50% 12/1/09                                                                 150,000     185,869
#PQ 144A 7.50% 2/15/13                                                                   45,000      44,550
Rhodia
   8.875% 6/1/11                                                                         95,000      92,863
   10.25% 6/1/10                                                                         95,000     104,025
Seminis Vegetable Seeds 10.25% 10/1/13                                                  135,000     159,975
Smurfit Capital Funding 7.50% 11/20/25                                                  130,000     125,450
++Solutia 6.72% 10/15/37                                                                255,000     212,925
Tembec Industries 8.50% 2/1/11                                                          265,000     252,413
Temple-Inland 5.003% 5/17/07                                                             80,000      80,597
Witco
   6.875% 2/1/26                                                                         50,000      50,250
   7.75% 4/1/23                                                                          75,000      77,625
                                                                                                  ---------
                                                                                                  3,301,307
                                                                                                  ---------
Capital Goods - Manufacturing - 1.47%
Anchor Glass 11.00% 2/15/13                                                             160,000     145,200
Armor Holdings 8.25% 8/15/13                                                            225,000     243,563
General Electric 5.00% 2/1/13                                                            95,000      95,014
Geo Subordinate Corporate 11.00% 5/15/12                                                 70,000      72,100
#Graham Packaging 144A 9.875% 10/15/14                                                  145,000     145,725
Interline Brands 11.50% 5/15/11                                                         232,000     265,640
@Mueller Holdings 14.75% 4/15/14                                                        165,000     114,675
#Park-Ohio Industries 144A 8.375% 11/15/14                                              115,000     111,550
Radnor Holdings
   o9.41% 4/15/09                                                                        75,000      75,375
   11.00% 3/15/10                                                                        10,000       7,450
Trimas 9.875% 6/15/12                                                                   130,000     133,250
                                                                                                  ---------
                                                                                                  1,409,542
                                                                                                  ---------
Consumer Cyclical - 5.09%
#Accuride 144A 8.50% 2/1/15                                                             175,000     172,375
Adesa 7.625% 6/15/12                                                                    155,000     155,775
@Advanced Accessory Holdings 13.25% 12/15/11                                             10,000       3,050
Advanced Accessory Systems 10.75% 6/15/11                                               175,000     147,000
Ameristar Casinos 10.75% 2/15/09                                                        305,000     334,737

Argosy Gaming 9.00% 9/1/11                                    85,000      93,394
Boyd Gaming 9.25% 8/1/09                                     200,000     212,750
#Buhrmann US 144A 7.875% 3/1/15                               40,000      40,200
Caesars Entertainment 9.375% 2/15/07                          50,000      53,313
#Carrols 144A 9.00% 1/15/13                                  155,000     160,425
oCentex 2.993% 8/1/07                                         75,000      75,114
Corrections Corporation of America 7.50% 5/1/11              185,000     188,238
CVS 4.00% 9/15/09                                             75,000      73,252
oDaimlerChrysler NA Holding 3.45% 9/10/07                     85,000      85,161
#Denny's 144A 10.00% 10/1/12                                 115,000     121,325
Ford Motor 7.45% 7/16/31                                     185,000     167,801
Gaylord Entertainment 8.00% 11/15/13                         140,000     145,600
General Motors 8.375% 7/15/33                                 45,000      38,601
Interface 10.375% 2/1/10                                      30,000      33,750
Johnson Controls 5.00% 11/15/06                               20,000      20,257
#Jones Apparel 144A 4.25% 11/15/09                            35,000      33,547
#Knowledge Learn 144A 7.75% 2/1/15                           115,000     111,550
#LANDRY'S Restaurant 144A 7.50% 12/15/14                     200,000     195,000
Limited 6.95% 3/1/33                                         110,000     113,513
#Loehmanns Capital 144A 13.00% 10/1/11                        15,000      14,625
#Lone Star Industries 144A 8.85% 6/15/05                      10,000      10,071
Mandalay Resort Group 10.25% 8/1/07                          195,000     213,038
MGM MIRAGE 9.75% 6/1/07                                      255,000     275,399
Michaels Stores 9.25% 7/1/09                                  65,000      68,981
O'Charleys 9.00% 11/1/13                                      80,000      87,200
Penn National Gaming 8.875% 3/15/10                          380,000     404,699
Perkins Family Restaurants 10.125% 12/15/07                  125,000     127,656
Royal Caribbean Cruises 7.25% 3/15/18                         70,000      74,550
Schuler Homes 10.50% 7/15/11                                  80,000      88,878
Six Flags 9.625% 6/1/14                                       25,000      23,188
@Town Sports International 11.00% 2/1/14                      50,000      29,625
#Uno Restaurant 144A 10.00% 2/15/11                          115,000     115,575
Warnaco 8.875% 6/15/13                                       150,000     161,625
Wheeling Island Gaming 10.125% 12/15/09                      140,000     151,200
#Wynn Las Vegas 144A 6.625% 12/1/14                          260,000     248,299
                                                                       ---------
                                                                       4,870,337
                                                                       ---------
Consumer Non-Cyclical - 3.98%
Allied Waste North America 9.25% 9/1/12                      280,000     301,000
Ameripath 10.50% 4/1/13                                       75,000      75,000
#Amgen 144A 4.00% 11/18/09                                    30,000      29,251
Caremark Rx 7.375% 10/1/06                                    85,000      88,506
Casella Waste Systems 9.75% 2/1/13                            30,000      33,150
#Commonwealth Brands 144A
   9.75% 4/15/08                                              65,000      69,875
   10.625% 9/1/08                                            175,000     188,125
Cott Beverages 8.00% 12/15/11                                215,000     228,438
#Erac USA Finance 144A 7.35% 6/15/08                          85,000      91,829
Great Atlantic & Pacific Tea 7.75% 4/15/07                   150,000     151,500
#IMCO Recycling 144A 9.00% 11/15/14                          185,000     195,175
Kraft Foods
   4.125% 11/12/09                                            95,000      92,586
   5.25% 10/1/13                                             210,000     212,075
#Le-Natures 144A 10.00% 6/15/13                              190,000     208,050
Medco Health Solutions 7.25% 8/15/13                         130,000     143,925
#Miller Brewing 144A 4.25% 8/15/08                            65,000      64,410
Nabisco 6.85% 6/15/05                                         20,000      20,129
National Beef Packing 10.50% 8/1/11                           95,000      97,375
Pilgrims Pride 9.625% 9/15/11                                155,000     168,950
Province Healthcare 7.50% 6/1/13                             325,000     362,781
#Rite Aid 144A 7.50% 1/15/15                                 100,000      96,500
Safeway 6.15% 3/1/06                                          20,000      20,361
True Temper Sports 8.375% 9/15/11                            110,000     102,850
Universal 6.50% 2/15/06                                        5,000       5,098
Universal Hospital Services 10.125% 11/1/11                  175,000     180,250
#US Oncology 144A 10.75% 8/15/14                             155,000     171,275
UST 6.625% 7/15/12                                            25,000      27,507
@Vanguard Health 11.25% 10/1/15                              225,000     151,313
#Warner Chilcott 144A 8.75% 2/1/15                           120,000     121,200
#WellPoint 144A
   3.75% 12/14/07                                             30,000      29,461
   4.25% 12/15/09                                             80,000      78,181
                                                                       ---------
                                                                       3,806,126
                                                                       ---------

Energy - 2.59%
Bluewater Finance 10.25% 2/15/12                            190,000      207,100
Duke Capital 5.668% 8/15/14                                  25,000       25,186
El Paso Natural Gas 7.625% 8/1/10                             5,000        5,268
El Paso Production Holding 7.75% 6/1/13                     170,000      172,975
Enterprise Products Operating
   4.00% 10/15/07                                            30,000       29,388
   4.625% 10/15/09                                           25,000       24,421
#Gazprom Oao 144A 9.625% 3/1/13                             100,000      114,750
#Hilcorp Energy 144A 10.50% 9/1/10                          195,000      217,425
#Holly Energy Partners 144A 6.25% 3/1/15                    190,000      183,350
Naftogaz Ukrainy 8.125% 9/30/09                             300,000      308,490
Nexen 5.875% 3/10/35                                         95,000       91,177
Petroleum Geo-Services
   8.00% 11/5/06                                             80,000       81,900
   10.00% 11/5/10                                            95,000      107,113
o#Secunda International 144A 10.66% 9/1/12                  100,000      100,750
Siberian Oil 10.75% 1/15/09                                 325,000      362,376
Stone Energy 144A 6.75% 12/15/14                             50,000       48,750
Tennessee Gas Pipeline 8.375% 6/15/32                        80,000       89,303
#Titan Petro Group 144A 8.50% 3/18/12                       100,000       94,000
#Ultrapetrol 144A 9.00% 11/24/14                             95,000       88,825
Valero Logistics Operations 6.05% 3/15/13                   110,000      114,799
Weatherford International 4.95% 10/15/13                      5,000        4,943
                                                                      ----------
                                                                       2,472,289
                                                                      ----------
Finance - 7.40%
#America Real Estate 144A 7.125% 2/15/13                    175,000      172,375
Amvescap 4.50% 12/15/09                                     120,000      117,817
o#Banco Santander 144A 3.31% 12/9/09                         60,000       60,218
#BCP Caylux Holdings 144A 9.625% 6/15/14                     23,000       26,335
Bear Stearns 4.65% 7/2/18                                    25,000       23,094
#Berkshire Hathaway Finance 144A
   o2.66% 1/11/08                                            75,000       75,086
   4.125% 1/15/10                                           105,000      102,550
BF Saul REIT 7.50% 3/1/14                                    10,000       10,425
#Canadian Oil Sands 144A 4.80% 8/10/09                       10,000        9,941
Citigroup 5.875% 2/22/33                                     50,000       50,755
Credit Suisse First Boston USA 6.125% 11/15/11               75,000       79,679
Developers Diversified Realty 5.25% 4/15/11                  95,000       95,592
E Trade Financial 8.00% 6/15/11                             225,000      232,875
#Farmers Exchange Capital 144A
   7.05% 7/15/28                                            100,000      104,724
   7.20% 7/15/48                                             40,000       42,133
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                              45,000       45,706
   8.625% 5/1/24                                              5,000        6,064
FINOVA Group 7.50% 11/15/09                                 260,002      113,751
Ford Motor Credit
   5.625% 10/1/08                                            10,000        9,590
   5.70% 1/15/10                                             10,000        9,429
   7.00% 10/1/13                                             25,000       24,256
Franklin Resources 3.70% 4/15/08                              5,000        4,916
General Motors Acceptance Corporation
  o3.61% 7/16/07                                            135,000      127,268
   7.75% 1/19/10                                             40,000       38,457
Goldman Sachs 6.345% 2/15/34                                 90,000       92,548
JSG Funding 9.625% 10/1/12                                  225,000      243,000
#Kazkommerts International 144A
   7.00% 11/3/09                                            275,000      272,937
   8.50% 4/16/13                                             30,000       30,450
KFW International Finance 1.75% 3/23/10          JPY     86,000,000      851,789
LaBranche & Company 11.00% 5/15/12               USD        150,000      159,750
#Liberty Mutual 144A 7.00% 3/15/34                           90,000       92,899
Marsh & McLennan
  o2.77% 7/13/07                                            205,000      204,163
   5.375% 3/15/07                                            60,000       60,972
oMerrill Lynch 4.056% 3/12/07                                95,000       94,207
Morgan Stanley
   o3.02% 11/24/06                                           35,000       35,058
   4.75% 4/1/14                                              50,000       47,691

#Nationwide Mutual Insurance 144A
   o5.81% 12/15/24                                                         250,000       248,209
   7.875% 4/1/33                                                            70,000        84,469
Oesterreichesche Kontrollbank 1.80% 3/22/10                    JPY      99,000,000       982,329
o#Oil Insurance 144A 5.15% 8/15/33                             USD         165,000       165,716
Popular North America 4.25% 4/1/08                                          75,000        74,549
Popular North America Capital Trust 6.564% 9/15/34                          25,000        26,431
o#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07                      85,000        85,000
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                           25,000        25,155
oRBS Capital Trust I 4.709% 12/29/49                                        35,000        33,855
Regions Financial 6.375% 5/15/12                                            25,000        27,007
Rentenbank 1.375% 4/25/13                                      JPY     114,000,000     1,091,554
Tanger Properties 9.125% 2/15/08                               USD         225,000       248,625
o#Twin Reefs 144A 3.77% 12/31/49                                           100,000       100,581
oWells Fargo 3.15% 9/28/07                                                 120,000       120,212
                                                                                     -----------
                                                                                       7,082,192
                                                                                     -----------
Media - 4.00%
++Adelphia Communications 8.125% 7/15/06                                    80,000        67,200
American Media Operation 10.25% 5/1/09                                     305,000       315,675
Cenveo 7.875% 12/1/13                                                      150,000       134,625
#Charter Communications 144A 5.875% 11/16/09                                45,000        38,981
Charter Communications Holdings
   10.75% 10/1/09                                                          450,000       371,250
   @12.125% 1/15/12                                                        235,000       148,050
#Cox Communications 144A 4.625% 1/15/10                                     60,000        58,364
CSC Holdings
   8.125% 8/15/09                                                          125,000       132,500
   10.50% 5/15/16                                                          265,000       292,825
Dex Media East 12.125% 11/15/12                                             80,000        95,200
Dex Media West 9.875% 8/15/13                                              155,000       173,600
Insight Midwest 10.50% 11/1/10                                             355,000       381,625
InterActiveCorp 6.75% 11/15/05                                              90,000        91,342
oLiberty Media 4.51% 9/17/06                                               140,000       141,894
Lodgenet Entertainment 9.50% 6/15/13                                       170,000       186,150
Mediacom Broadband 11.00% 7/15/13                                           50,000        53,750
Mediacom Capital
   8.50% 4/15/08                                                           170,000       172,975
   9.50% 1/15/13                                                           175,000       175,438
Nextmedia Operating 10.75% 7/1/11                                          215,000       235,694
Rogers Cablesystems 11.00% 12/1/15                                          30,000        32,850
Sheridan Acquisition 10.25% 8/15/11                                        110,000       117,425
Time Warner 8.18% 8/15/07                                                   80,000        86,209
Time Warner Entertainment 8.375% 3/15/23                                    10,000        12,284
Warner Music Group 7.375% 4/15/14                                          130,000       134,550
XM Satellite Radio
   12.00% 6/15/10                                                          145,000       169,650
   14.00% 3/15/10                                                           10,000        10,500
                                                                                     -----------
                                                                                       3,830,606
                                                                                     -----------
Technology - 0.38%
#Magnachip Semiconductor 144A 8.00% 12/15/14                                85,000        87,338
Stratus Technologies 10.375% 12/1/08                                        50,000        49,750
#Telcordia Technologies 144A 10.00% 3/15/13                                225,000       224,437
                                                                                     -----------
                                                                                         361,525
                                                                                     -----------
Telecommunications - 3.36%
Alaska Communications Systems 9.875% 8/15/11                               200,000       212,000
Alltel 4.656% 5/17/07                                                       80,000        80,527
Bellsouth 4.75% 11/15/12                                                    50,000        48,902
Centennial Cellular Operating 10.125% 6/15/13                               90,000        99,900
Cincinnati Bell 8.375% 1/15/14                                             255,000       252,449
#Hanarotelecom 144A 7.00% 2/1/12                                           150,000       145,440
@Inmarsat Finance 10.375% 11/15/12                                         190,000       134,900
#Intelsat 144A 8.625% 1/15/15                                              150,000       153,750
iPCS Escrow 11.50% 5/1/12                                                    5,000         5,650
#IWO Escrow Company 144A
   o6.32% 1/15/12                                                           25,000        25,625
   @10.75% 1/15/15                                                          20,000        12,900
MCI
   6.908% 5/1/07                                                           105,000       107,100
   7.688% 5/1/09                                                           190,000       198,075

Motorola
   4.608% 11/16/07                                                                 40,000        40,129
   7.625% 11/15/10                                                                 50,000        56,248
#New Skies Satellite 144A 9.125% 11/1/12                                           60,000        61,500
Nextel Communications 5.95% 3/15/14                                                70,000        70,000
#Qwest 144A 7.875% 9/1/11                                                          80,000        82,800
#Qwest Services 144A 14.00% 12/15/10                                              245,000       284,812
Rural Cellular
   9.625% 5/15/08                                                                  95,000        91,200
   9.875% 2/1/10                                                                   55,000        55,550
SBC Communications
   4.125% 9/15/09                                                                  20,000        19,472
   6.15% 9/15/34                                                                   95,000        95,499
Sprint Capital
   4.78% 8/17/06                                                                   20,000        20,130
   6.375% 5/1/09                                                                   20,000        21,143
   8.75% 3/15/32                                                                  100,000       130,128
#Telecom Italia Capital 144A 4.00% 1/15/10                                         20,000        19,141
Telefonos de Mexico 4.50% 11/19/08                                                160,000       157,704
oUS LEC 10.67% 10/1/09                                                             95,000        99,275
US Unwired 10.00% 6/15/12                                                         125,000       139,063
#Valor Telecom 144A 7.75% 2/15/15                                                  95,000        95,000
Verizon Wireless 5.375% 12/15/06                                                   95,000        96,820
Vodafone Group 5.375% 1/30/15                                                      95,000        96,324
                                                                                            -----------
                                                                                              3,209,156
                                                                                            -----------
Transportation - 1.92%
Continental Airlines 6.503% 6/15/11                                                30,000        28,813
oCSX 3.05% 8/3/06                                                                  40,000        40,085
Deutsche Bahn Finance 1.65% 12/1/14                                      JPY  109,000,000     1,035,921
@#H-Lines Finance Holding 144A 11.00% 4/1/13                             USD      115,000        90,275
#Horizon Lines 144A 9.00% 11/1/12                                                 110,000       117,700
Kansas City Southern Railway 9.50% 10/1/08                                        170,000       186,150
OMI 7.625% 12/1/13                                                                130,000       135,688
Seabulk International 9.50% 8/15/13                                                55,000        63,525
Stena 9.625% 12/1/12                                                              120,000       133,500
                                                                                            -----------
                                                                                              1,831,657
                                                                                            -----------
Utilities - 2.81%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07         5,000         5,625
oAtmos Energy 3.035% 10/15/07                                                      45,000        45,081
Avista 9.75% 6/1/08                                                                10,000        11,442
Calpine 10.50% 5/15/06                                                             75,000        74,250
o#Calpine 144A 8.41% 7/15/07                                                      113,275        97,417
CMS Energy 9.875% 10/15/07                                                        100,000       109,000
Detroit Edison 6.35% 10/15/32                                                      20,000        21,821
Dominion Resources 7.195% 9/15/14                                                  70,000        79,525
#Dynegy Holdings 144A 10.125% 7/15/13                                             160,000       175,200
Elwood Energy 8.159% 7/5/26                                                        56,993        63,547
FPL Group Capital 4.086% 2/16/07                                                   75,000        74,849
#Inergy Finance 144A 6.875% 12/15/14                                               75,000        72,375
Midland Funding II 11.75% 7/23/05                                                  27,532        28,219
Midwest Generation
   8.30% 7/2/09                                                                   145,000       155,513
   8.75% 5/1/34                                                                   140,000       156,800
++Mirant Americas Generation 7.625% 5/1/06                                        110,000       124,850
#NRG Energy 144A 8.00% 12/15/13                                                   172,000       182,750
Orion Power Holdings 12.00% 5/1/10                                                  5,000         6,100
#Power Contract Financing 144A 5.20% 2/1/06                                         4,470         4,507
Progress Energy 6.75% 3/1/06                                                       25,000        25,627
PSEG Energy Holdings 7.75% 4/16/07                                                 10,000        10,325
Reliant Energy 9.50% 7/15/13                                                       60,000        65,550
oScana 3.109% 3/1/08                                                               80,000        80,085
Sempra Energy
   o3.318% 5/21/08                                                                115,000       115,380
   4.621% 5/17/07                                                                 220,000       220,983
Southern California Edison
   o3.075% 12/13/07                                                                75,000        74,965
   6.00% 1/15/34                                                                   35,000        36,468
#Texas Genco 144A 6.875% 12/15/14                                                 115,000       115,863

#TXU 144A
   4.80% 11/15/09                                                                                 110,000      106,673
   5.55% 11/15/14                                                                                 240,000      228,131
TXU Electric Delivery 7.00% 5/1/32                                                                 20,000       23,132
TXU Energy 7.00% 3/15/13                                                                           90,000       98,645
                                                                                                            ----------
                                                                                                             2,690,698
                                                                                                            ----------
TOTAL CORPORATE BONDS (COST $35,242,225)                                                                    34,865,435
                                                                                                            ==========

MUNICIPAL BONDS- 1.20%
oArizona Educational Loan Marketing Series 2004-A A1 3.01% 12/1/13                                737,333      738,025
Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                         85,000       89,676
California State 5.00% 2/1/33                                                                      25,000       25,454
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                               95,000       98,696
Colorado Department of Transportation Revenue
   5.00% 12/15/12 (FGIC)                                                                            5,000        5,425
   5.00% 12/15/13 (FGIC)                                                                           40,000       43,428
Illinois State Taxable Pension 5.10% 6/1/33                                                        10,000        9,626
New Jersey Economic Development Cigarette Tax 5.75% 6/15/29                                        25,000       26,283
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                  45,000       48,553
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)                                    40,000       42,378
Oregon State Taxable Pension 5.892% 6/1/27                                                          5,000        5,373
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33        5,000        5,246
West Virginia Economic Development Authority 6.07% 7/1/26                                           5,000        5,219
                                                                                                            ----------
TOTAL MUNICIPAL BONDS (COST $1,138,539)                                                                      1,143,382
                                                                                                            ==========

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 2.88%
Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33                                                               15,182       15,448
   Series 2004-2 1A1 6.00% 3/25/34                                                                  4,199        4,273
   Series 2004-10 1CB1 6.00% 11/25/34                                                             113,038      115,115
   Series 2005-3 2A1 5.50% 3/25/20                                                                 95,000       96,380
Bank of America Funding Series 2004-3 2A2 5.00% 9/25/19                                            36,584       36,310
oBank of America Mortgage Securities
   Series 2003-D 1A2 3.428% 5/25/33                                                                   887          886
   Series 2003-I 2A4 3.828% 10/25/33                                                               15,000       14,906
   Series 2004-A 1A1 3.481% 2/25/34                                                                 2,706        2,686
   Series 2004-E 1A1 3.530% 6/25/34                                                                 4,061        4,017
   Series 2004-G 2A6 4.657% 8/25/34                                                                10,000        9,980
   Series 2005-A 2A1 4.492% 2/25/35                                                               208,342      206,454
   Series 2005-B 2A1 4.428% 3/25/35                                                               274,842      271,901
oCountrywide Alternative Loan Trust Series 2004-J7 1A2 4.673% 8/25/34                              75,000       74,932
oCountrywide Home Loan Mortgage Pass Through Trust
   Series 2003-21 A1 4.133% 5/25/33                                                                 1,850        1,828
   Series 2003-56 3A7B 4.71% 12/25/33                                                              65,000       63,946
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33                   13,961       14,426
First Horizon Alternative Mortgage Securities 2004-FA1 1A1 6.25% 10/25/34                         144,650      148,326
First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33                                                                 2,927        3,063
   oSeries 2004-AR5 4A1 5.667% 10/25/34                                                            45,354       46,057
#GSMPS Morgage Loan Trust 144A
   Series 2005-RP1 1A3 8.00% 1/25/35                                                              101,859      109,507
   Series 2005-RP1 1A4 8.50% 2/25/35                                                               93,407      101,701
MASTR Reperforming Loan Trust Series 2005-1 1A5 8.00% 3/25/35                                     135,000      144,113
oMASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.974% 12/25/33                           15,000       14,752
MASTR Alternative Loans Trust
   Series 2003-9 1A1 5.50% 12/25/18                                                                11,374       11,558
   Series 2005-3 7A1 6.00% 3/31/35                                                                140,000      142,450
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                             20,825       21,021
Residential Asset Mortgage Products
   Series 2004-SL1 A3 7.00% 11/25/31                                                                2,681        2,752
   Series 2004-SL4 A3 6.50% 7/25/32                                                                86,142       88,644
oStructured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34                   46,240       46,572
Structured Asset Securities
   oSeries 2002-22H 1A 6.998% 11/25/32                                                              3,224        3,312
   Series 2004-12H 1A 6.00% 5/25/34                                                                68,678       69,493
Washington Mutual Alternative Mortgage Pass-Through
   Series 2005-1 5A2 6.00% 3/25/35                                                                 79,159       79,901
   Series 2005-1 6A2 6.50% 3/25/35                                                                 23,856       24,430
Washington Mutual
   oSeries 2003-AR4 A7 3.95% 5/25/33                                                                7,675        7,546
   oSeries 2003-AR9 1A7 4.06% 9/25/33                                                              34,460       34,123
   Series 2004-CB3 1A 6.00% 10/25/34                                                               72,360       73,899
   Series 2004-CB3 4A 6.00% 10/25/19                                                               23,027       23,674
   oSeries 2005-AR3 A1 4.661% 3/25/35                                                             163,116      161,933

oWells Fargo Mortgage Backed Securities Trust
   Series 2003-K 2A5 4.521% 11/25/33                                                                      10,000              9,435
   Series 2004-DD 2A3 4.544% 1/25/35                                                                     100,000             99,605
   Series 2004-DD 2A6 4.544% 1/25/35                                                                      90,000             87,725
   Series 2004-I 1A1 3.391% 7/25/34                                                                      157,426            158,496
   oSeries 2004-T A1 3.455% 9/25/34                                                                      108,391            107,713
                                                                                                                          ---------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $2,776,124)                                                    2,755,288
                                                                                                                          ---------
REGIONAL AGENCIES - 1.00%
Australia - 0.34%
Queensland Treasury 6.00% 6/14/11                                                   AUD                  423,000            329,131
                                                                                                                          ---------
                                                                                                                            329,131
                                                                                                                          ---------
Canada - 0.66%
Ontario Province 1.875% 1/25/10                                                     JPY               63,000,000            626,465
                                                                                                                          ---------
                                                                                                                            626,465
                                                                                                                          ---------
TOTAL REGIONAL AGENCIES (COST $953,500)                                                                                     955,596
                                                                                                                          =========

SOVEREIGN DEBT- 12.43%
Argentina - 0.50%
oRepublic of Argentina 3.01% 8/3/12                                                 USD                  560,000            473,973
                                                                                                                          ---------
                                                                                                                            473,973
                                                                                                                          ---------
Austria - 0.55%
Republic of Austria 5.25% 1/4/11                                                    EUR                  365,000            523,833
                                                                                                                          ---------
                                                                                                                            523,833
                                                                                                                          ---------
Belgium - 0.61%
Kingdom of Belgium 5.75% 3/28/08                                                    EUR                  415,000            584,413
                                                                                                                          ---------
                                                                                                                            584,413
                                                                                                                          ---------
El Salvador - 0.41%
Republic of El Salvador 8.25% 4/10/32                                               USD                  380,000            387,992
                                                                                                                          ---------
                                                                                                                            387,992
                                                                                                                          ---------
France - 1.70%
Government of France
   4.00% 4/25/13                                                                    EUR                  761,000          1,023,266
   5.00% 1/12/06                                                                    EUR                  458,000            605,932
                                                                                                                          ---------
                                                                                                                          1,629,198
                                                                                                                          ---------
Germany - 2.25%
Deutscheland Republic
   4.50% 1/4/13                                                                     EUR                  755,000          1,050,914
   4.75% 7/4/08                                                                     EUR                  434,000            596,628
   5.00% 7/4/11                                                                     EUR                  359,000            512,025
                                                                                                                          ---------
                                                                                                                          2,159,567
                                                                                                                          ---------
Italy - 1.14%
Italy Bouni Poliennali Del Tesoro 5.00% 8/1/34                                      EUR                   60,000             86,961
Republic of Italy
   0.65% 3/20/09                                                                    JPY               42,100,000            398,207
   5.75% 7/25/16                                                                    EUR                  394,000            600,996
                                                                                                                          ---------
                                                                                                                          1,086,164
                                                                                                                          ---------
Mexico - 0.10%
United Mexican States 6.75% 9/27/34                                                 USD                   95,000             92,958
                                                                                                                          ---------
                                                                                                                             92,958
                                                                                                                          ---------
Netherlands - 0.64%
Netherlands Government 5.75% 2/15/07                                                EUR                  447,000            613,991
                                                                                                                          ---------
                                                                                                                            613,991
                                                                                                                          ---------
Norway - 0.17%
Kingdom of Norway 6.00% 5/16/11                                                     NOK                  912,000            161,887
                                                                                                                          ---------
                                                                                                                            161,887
                                                                                                                          ---------
Peru - 0.42%
Republic of Peru 8.75% 11/21/33                                                     USD                  380,000            397,100
                                                                                                                          ---------
                                                                                                                            397,100
                                                                                                                          ---------
Poland - 1.48%
Poland Government
   6.00% 5/24/09                                                                    PLZ                2,280,000            734,808
   6.25% 10/24/15                                                                   PLZ                2,036,000            683,805
                                                                                                                          ---------
                                                                                                                          1,418,613
                                                                                                                          ---------
Russia - 0.23%
Russian Ministry of Finance 3.00% 5/14/11                                           USD                  260,000            218,244
                                                                                                                          ---------
                                                                                                                            218,244
                                                                                                                          ---------

Sweden - 0.64%
Sweden Government 6.50% 5/5/08                                                      SEK                1,955,000            306,734
Sweden Government 6.75% 5/5/14                                                      SEK                1,765,000            309,410
                                                                                                                         ----------
                                                                                                                            616,144
                                                                                                                         ----------
United Kingdom - 1.07%
U.K. Treasury
   4.00% 3/7/09                                                                     GBP                  373,550            689,036
   4.25% 6/7/32                                                                     GBP                  188,000            338,129
                                                                                                                         ----------
                                                                                                                          1,027,165
                                                                                                                         ----------
Venezuela - 0.52%
Venezuela Government
   6.75% 3/31/20                                                                    USD                  250,000            249,236
   9.375% 1/13/34                                                                   USD                  250,000            248,125
                                                                                                                         ----------
                                                                                                                            497,361
                                                                                                                         ----------
TOTAL SOVEREIGN DEBT (COST $11,753,692)                                                                                  11,888,603
                                                                                                                         ==========

SOVEREIGN AGENCIES - 2.42%
Canada - 0.36%
Canada Housing Trust No 1 3.75% 3/15/10                                             CAD                  422,000            345,915
                                                                                                                         ----------
                                                                                                                            345,915
                                                                                                                         ----------
Japan - 2.06%
Development Bank of Japan 1.75% 6/21/10                                             JPY               87,000,000            861,806
Japan Finance for Municipal Enterprises 1.35% 11/26/13                              JPY              116,000,000          1,101,865
                                                                                                                         ----------
                                                                                                                          1,963,671
                                                                                                                         ----------
TOTAL SOVEREIGN AGENCIES (COST $2,356,180)                                                                                2,309,586
                                                                                                                         ==========

SUPRANATIONAL BANKS - 0.56%
Inter-American Development Bank 1.90% 7/8/09                                        JPY               54,000,000            537,096
                                                                                                                         ----------
TOTAL SUPRANATIONAL BANKS (COST $533,431)                                                                                   537,096
                                                                                                                         ==========

U.S. TREASURY OBLIGATIONS- 13.03%
&U.S. Treasury Bond 5.375% 2/15/31                                                  USD                  515,000            561,451
U.S. Treasury Inflation Index Notes
   1.625% 1/15/15                                                                                        624,156            615,135
   2.00% 7/15/14                                                                                         480,520            490,965
   2.375% 1/15/25                                                                                        207,382            223,132
   3.00% 7/15/12                                                                                          53,028             58,378
   3.375% 1/15/07                                                                                         54,160             56,875
   3.375% 4/15/32                                                                                         80,572            106,951
U.S. Treasury Notes
   2.00% 8/31/05                                                                                         285,000            283,887
   2.75% 8/15/07                                                                                         305,000            297,506
   3.50% 2/15/10                                                                                       1,805,000          1,752,473
   3.375% 2/28/07                                                                                      1,880,000          1,866,855
   3.375% 2/15/08                                                                                      2,440,000          2,404,163
   4.00% 3/15/10                                                                                       1,970,000          1,955,227
   4.00% 2/15/15                                                                                       1,860,000          1,787,635
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $12,479,800)                                                                       12,460,633
                                                                                                                         ==========

                                                                                                     NUMBER OF
                                                                                                     SHARES
COMMON STOCK- 0.00%
MCI                                                                                                           38                947
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $1,413)                                                                                                947
                                                                                                                         ==========

PREFERRED STOCK- 0.05%
Alamosa Delaware 7.50%                                                                                        40             34,730
+Host Marriott Preferred Class B 10.00%                                                                      225              5,652
Nexen 7.35%                                                                                                  200              5,192
                                                                                                                         ----------
TOTAL PREFERRED STOCK (COST $46,234)                                                                                         45,574
                                                                                                                         ==========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 18.47%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $9,316,673,
collateralized by $354,000 U.S. Treasury
Bills due 7/28/05, market value $350,751 and
$9,259,000 U.S. Treasury Bills due 8/18/05,
market value $9,154,143)                                                            USD                9,316,000          9,316,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $8,350,580,
collateralized by $1,045,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $1,076,994,
$4,985,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $4,985,293, and $2,492,000
U.S. Treasury Notes 2.375% due 8/15/06, market
value $2,456,923)                                                                                      8,350,000          8,350,000
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $17,666,000)                                                                           17,666,000
                                                                                                                         ==========

TOTAL MARKET VALUE OF SECURITIES - 111.63%
   (cost $107,141,698)                                                                106,757,911
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (11.63%)                (11,124,836)!
                                                                                      -----------
NET ASSETS APPLICABLE TO 10,406,270 SHARES OUTSTANDING - 100.00%                      $95,633,075
                                                                                      ===========

 #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 4 in "Notes."
 @Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
++Non-income producing security. Security is currentlyin default.
 ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
 oVariable rate notes. The interest rate shown is the rate as of March
  31, 2005.
 +Non-income producing security for the period ended March 31, 2005.
 &Fully or partially pledged as collateral for financial futures contracts.
 !Of this amount, $16,640,741 represents payable for securities purchased as of
  March 31, 2005.
 OPrincipal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be Announced
yr - Year

The following foreign currency exchange and futures contracts were outstanding at March 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)
                                                                                                              UNREALIZED
CONTRACTS TO                                                                                                 APPRECIATION
RECEIVE (DELIVER)                          IN EXCHANGE FOR                  SETTLEMENT DATE                 (DEPRECIATION)
-----------------                          ---------------                  ---------------                 --------------
(2,322,898) European  Monetary Units        US$(3,000,000)                      6/28/05                       $(18,300)
(191,093,400) Japanese Yen                  US$(1,800,000)                      6/28/05                          4,147
                                                                                                              --------
                                                                                                              $(14,153)
                                                                                                              ========
FUTURES CONTRACTS(2)
                                                                                                                    UNREALIZED
CONTRACTS                                    NOTIONAL                  NOTIONAL                                    APPRECIATION
TO BUY (SELL)                                COST (PROCEEDS)            VALUE               EXPIRATION DATE       (DEPRECIATION)
------------                                 ---------------           --------             ---------------       --------------
  28 U.S. Treasury 10 year notes               $3,043,166            $3,059,438                  6/05                $16,272
(79) U.S. Treasury 2 year notes               (16,401,502)          (16,344,359)                 6/05                 57,143
(12) U.S. Treasury 5 year notes                (1,282,985)           (1,285,125)                 6/05                 (2,140)
  29 U.S. Treasury long bond                    3,264,246             3,229,875                  6/05                (34,371)
                                                                                                                     -------
                                                                                                                     $36,904
                                                                                                                     =======

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP Diversified Income Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments                        $107,152,267
                                                     ------------
Aggregate unrealized appreciation                         502,592
Aggregate unrealized depreciation                        (896,948)
                                                     ------------
Net unrealized depreciation                          $   (394,356)
                                                     ============

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

4. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.

5. SWAP AGREEMENTS - During the period ended March 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement. No swap agreements were outstanding at March 31, 2005.

6. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed-income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. Securities with contractual restrictions on resale or Rule 144A securities, if liquid, may not be subject to the Series' restriction on investing in such assets. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, Rule 144A securities represented approximately 9.40% of total net assets. None of these securities have been determined to be illiquid securities under the Series' Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES

March 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
(U.S.$) COMMON STOCK- 96.51%?
Argentina - 0.90%
Tenaris ADR                                                                                               11,200        $   688,912
                                                                                                                        -----------
                                                                                                                            668,912
                                                                                                                        -----------
Brazil - 13.23%
+Caemi Mineracao e Metalurgia                                                                            907,000            839,060
Companhia de Concessoes Rodoviarias                                                                       37,700            748,352
Companhia de Saneamento Basico do Estado de Sao Paulo                                                 16,480,000            814,433
Companhia de Saneamento Basico do Estado de Sao Paulo ADR                                                 15,900            195,729
Companhia Siderurgica Nacional                                                                            33,500            794,213
Companhia Vale do Rio Doce ADR                                                                            25,500            677,535
Investimentos Itau                                                                                     1,086,000          2,009,304
Petroleo Brasileiro                                                                                        6,573            253,910
Petroleo Brasileiro ADR                                                                                   38,300          1,473,401
Ultrapar Participacoes                                                                                48,070,000            761,558
Votorantim Celulose e Papel ADR                                                                          117,200          1,523,600
                                                                                                                        -----------
                                                                                                                         10,091,095
                                                                                                                        -----------
Chile - 1.88%
AFP Provida                                                                                              100,893            166,473
AFP Provida ADR                                                                                            5,229            128,163
Banco Santander ADR                                                                                       34,300          1,136,359
                                                                                                                        -----------
                                                                                                                          1,430,995
                                                                                                                        -----------
@ China - 6.38%
Asia Aluminum Holdings                                                                                 3,158,000            356,312
China Merchants Holdings International                                                                   166,000            325,638
China Telecom                                                                                          3,390,000          1,184,411
Fountain Set                                                                                           1,270,000            801,948
Guangshen Railway                                                                                      1,608,000            587,580
Texwinca Holdings                                                                                        602,000            505,561
Zhejiang Expressway                                                                                    1,572,000          1,108,540
                                                                                                                        -----------
                                                                                                                          4,869,990
                                                                                                                        -----------
Croatia - 0.95%
Pliva GDR                                                                                                 63,891            723,412
                                                                                                                        -----------
                                                                                                                            723,412
                                                                                                                        -----------
Czech Republic - 0.69%
Philip Morris                                                                                                641            525,004
                                                                                                                        -----------
                                                                                                                            525,004
                                                                                                                        -----------
Egypt - 1.97%
MobiNil-Egyptian Mobile Services                                                                          49,736          1,500,655
                                                                                                                        -----------
                                                                                                                          1,500,655
                                                                                                                        -----------
Estonia - 0.59%
Eesti Telekom                                                                                             10,391            111,800
Eesti Telekom GDR                                                                                          9,043            290,280
#Eesti Telekom GDR 144A                                                                                    1,591             51,487
                                                                                                                        -----------
                                                                                                                            453,567
                                                                                                                        -----------
Hungary - 2.76%
Gedeon Richter                                                                                             2,587            355,043
Gedeon Richter GDR                                                                                           166             22,647
#Gedeon Richter 144A                                                                                       1,214            167,176
+Magyar Tavkozlesi                                                                                       217,758          1,022,033
OTP Bank                                                                                                  15,749            537,878
                                                                                                                        -----------
                                                                                                                          2,104,777
                                                                                                                        -----------
India - 0.87%
GAIL India GDR                                                                                             5,259            153,431
Ranbaxy Laboratories GDR                                                                                  21,190            506,958
                                                                                                                        -----------
                                                                                                                            660,389
                                                                                                                        -----------
Indonesia - 2.62%
Hanjaya Mandala Sampoerna                                                                              1,135,500          1,240,938
Telekomunikasi Indonesia                                                                               1,606,500            759,096
                                                                                                                        -----------
                                                                                                                          2,000,034
                                                                                                                        -----------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Israel - 2.56%
Bank Hapoalim                                                                                            458,083          1,541,293
Israel Chemicals                                                                                         150,246            411,859
                                                                                                                        -----------
                                                                                                                          1,953,152
                                                                                                                        -----------
Malaysia - 7.54%
Hong Leong Bank                                                                                          801,500          1,096,789
Malaysia International Shipping                                                                          265,500          1,138,855
PLUS Expressways                                                                                       1,929,400          1,447,050
Public Bank                                                                                              391,100            771,908
Tanjong                                                                                                  373,400          1,297,074
                                                                                                                        -----------
                                                                                                                          5,751,676
                                                                                                                        -----------
Mexico - 7.02%
Cemex de C.V.                                                                                             33,380            242,324
Cemex de C.V. ADR                                                                                         29,100          1,054,875
Grupo Aeroportuario del Sureste de C.V. ADR                                                               13,300            373,065
Grupo Continental                                                                                        231,800            414,362
+Hylsamex de C.V.                                                                                        202,500            674,305
Kimberly Clark de Mexico de C.V.                                                                         365,300          1,095,099
Telefonos de Mexico de C.V. ADR                                                                           43,600          1,505,508
                                                                                                                        -----------
                                                                                                                          5,359,538
                                                                                                                        -----------
Morocco - 0.37%
+Maroc Telecom                                                                                            29,089            279,040
                                                                                                                        -----------
                                                                                                                            279,040
                                                                                                                        -----------
Panama - 1.61%
Banco Latinoamericano Export                                                                              60,200          1,230,488
                                                                                                                        -----------
                                                                                                                          1,230,488
                                                                                                                        -----------
Poland - 1.65%
Bank Pekao                                                                                                28,599          1,262,000
                                                                                                                        -----------
                                                                                                                          1,262,000
                                                                                                                        -----------
Republic of Korea - 14.99%
Hyundai Motor                                                                                              8,080            436,756
Hyundai Motor Preference                                                                                  29,890          1,045,782
Kia Motors                                                                                                57,120            785,926
Kookmin Bank                                                                                              11,480            511,663
Korea Electric Power                                                                                      57,550          1,476,220
Korea Gas                                                                                                 48,290          1,487,853
KT ADR                                                                                                    73,227          1,560,467
KT&G                                                                                                      33,110          1,073,837
#KT&G GDR 144A                                                                                            25,348            410,004
POSCO                                                                                                      1,351            266,880
POSCO ADR                                                                                                  4,069            200,846
Samsung Electronics                                                                                          697            343,876
Samsung Electronics Preferred                                                                              5,603          1,836,461
                                                                                                                        -----------
                                                                                                                         11,436,571
                                                                                                                        -----------
Russia - 2.30%
LUKOIL ADR                                                                                                 5,366            726,556
Mobile Telesystems ADR                                                                                    29,300          1,031,067
                                                                                                                        -----------
                                                                                                                          1,757,623
                                                                                                                        -----------
South Africa - 12.86%
African Bank Investments                                                                                 381,490          1,019,896
Alexander Forbes                                                                                         759,473          1,386,033
Aspen Pharmacare                                                                                         220,631            724,064
Impala Platinum                                                                                           14,242          1,196,979
Nampak                                                                                                   354,957            897,820
Remgro                                                                                                    68,671          1,031,175
Sasol                                                                                                     57,899          1,346,212
Steinhoff International                                                                                  763,177          1,624,924
Tiger Brands                                                                                              36,798            582,609
                                                                                                                        -----------
                                                                                                                          9,809,712
                                                                                                                        -----------
Taiwan - 6.36%
Asustek Computer                                                                                         411,262          1,135,650
China Steel GDR                                                                                              554             12,243
Chunghwa Telecom                                                                                         295,000            610,487
Chunghwa Telecom ADR                                                                                      39,606            839,251
Pihsiang Machinery Manufacturing                                                                         149,460            353,892
President Chain Store                                                                                    835,243          1,423,620
Synnex Technology International                                                                          312,000            477,319
                                                                                                                        -----------
                                                                                                                          4,852,462
                                                                                                                        -----------

                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
Thailand - 5.41%
Advanced Info Service                                                                                    476,800          1,218,814
Land & Houses NVDR                                                                                     5,559,800          1,200,928
Siam Cement NVDR                                                                                         186,700          1,193,124
Thai Union Frozen Products                                                                               302,568            214,628
Thai Union Frozen Products NVDR                                                                          409,732            301,119
                                                                                                                        -----------
                                                                                                                          4,128,613
                                                                                                                        -----------
United Kingdom - 1.00%
Vedanta Resources                                                                                         85,987            763,315
                                                                                                                        -----------
                                                                                                                            763,315
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $65,460,942)                                                                                    73,633,020
                                                                                                                        ===========
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 3.85%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $1,548,112,
collateralized by $59,000 U.S. Treasury
Bills due 7/28/05, market value $58,273,
and $1,538,000 U.S. Treasury Bills due 8/18/05,
market value $1,520,854)                                                                               $1,548,000         1,548,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $1,387,096,
collateralized by $174,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $178,930,
$828,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $828,248, and $414,000
U.S. Treasury Notes 2.375% due 8/15/06, market
value $408,189)                                                                                         1,387,000         1,387,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $2,935,000)                                                                             2,935,000
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES - 100.36%
   (cost $68,395,942)                                                                                                    76,568,020
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.36%)                                                     (274,801)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 5,238,133 SHARES OUTSTANDING - 100.00%                                                         $76,293,219
                                                                                                                        ===========

+Non-income producing security for the period ended March 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 4 in "Notes."
@Securities listed are traded on the Hong Kong Exchange.
?Securities have been classified by country of origin.


ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

-------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP Emerging Markets Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:




Aggregate cost of investments      $68,592,798
                                   -----------
Aggregate unrealized appreciation    8,978,278
Aggregate unrealized depreciation   (1,003,056)
                                   -----------
Net unrealized appreciation        $ 7,975,222
                                   ===========


3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


4. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 0.82% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES

March 31, 2005

                                                                                                     PRINCIPAL          MARKET
                                                                                                      AMOUNT O        VALUE (U.S.$)
BONDS- 98.95%?
Australia - 1.91%
Queensland Treasury 6.00% 6/14/11                                                               AUD    1,997,000         $1,553,842
                                                                                                                        -----------
                                                                                                                          1,553,842
                                                                                                                        -----------
Austria - 8.15%
Oesterreichsche Kontrollbank 1.80% 3/22/10                                                      JPY  423,000,000          4,197,227
Republic of Austria 5.25% 1/4/11                                                                EUR    1,684,000          2,416,807
                                                                                                                        -----------
                                                                                                                          6,614,034
                                                                                                                        -----------
Belgium - 3.22%
Kingdom of Belgium 5.75% 3/28/08                                                                EUR    1,858,000          2,616,482
                                                                                                                        -----------
                                                                                                                          2,616,482
                                                                                                                        -----------
Canada - 5.30%
Canada Housing Trust 3.75% 3/15/10                                                              CAD    1,957,000          1,604,161
Ontario Province 1.875% 1/25/10                                                                 JPY  271,000,000          2,694,791
                                                                                                                        -----------
                                                                                                                          4,298,952
                                                                                                                        -----------
France - 7.07%
France Government OAT 4.00% 4/25/13                                                             EUR    3,390,000          4,558,305
Government of France 5.00% 1/12/06                                                              EUR      890,000          1,177,466
                                                                                                                        -----------
                                                                                                                          5,735,771
                                                                                                                        -----------
Germany - 17.46%
Deutschland Republic
   4.50% 1/4/13                                                                                 EUR    3,343,000          4,653,260
   4.75% 7/4/08                                                                                 EUR    1,884,000          2,589,969
   5.00% 7/4/11                                                                                 EUR    1,662,000          2,370,434
Landwirtschaftliche Rentenbank 1.375% 4/25/13                                                   JPY  476,000,000          4,557,719
                                                                                                                        -----------
                                                                                                                         14,171,382
                                                                                                                        -----------
Italy - 5.89%
Italy Bouni Poliennali Del Tesoro 5.00% 8/1/34                                                  EUR      276,000            400,022
Republic of Italy
   0.65% 3/20/09                                                                                JPY  186,800,000          1,766,867
   5.75% 7/25/16                                                                                EUR    1,712,000          2,611,432
                                                                                                                        -----------
                                                                                                                          4,778,321
                                                                                                                        -----------
Japan - 10.37%
Development Bank of Japan 1.75% 6/21/10                                                         JPY  387,000,000          3,833,553
Japan Finance Corporation for Municipal Enterprises 1.35% 11/26/13                              JPY  482,000,000          4,578,439
                                                                                                                        -----------
                                                                                                                          8,411,992
                                                                                                                        -----------
Netherlands - 9.03%
Deutsche Bahn Finance 1.65% 12/1/14                                                             JPY  487,000,000          4,628,381
Netherlands Government 5.75% 2/15/07                                                            EUR    1,964,000          2,697,714
                                                                                                                        -----------
                                                                                                                          7,326,095
                                                                                                                        -----------
Norway - 0.93%
Kingdom of Norway 6.00% 5/16/11                                                                 NOK    4,260,000            756,182
                                                                                                                        -----------
                                                                                                                            756,182
                                                                                                                        -----------
Poland - 7.46%
Poland Government
   6.00% 5/24/09                                                                                PLZ    9,254,000          2,982,418
   6.25% 10/24/15                                                                               PLZ    9,152,000          3,073,764
                                                                                                                        -----------
                                                                                                                          6,056,182
                                                                                                                        -----------
Supranational - 2.84%
Inter-American Development Bank 1.90% 7/8/09                                                    JPY  232,000,000          2,307,523
                                                                                                                        -----------
                                                                                                                          2,307,523
                                                                                                                        -----------
Sweden - 3.44%
Sweden Government
   6.50% 5/5/08                                                                                 SEK    8,855,000          1,389,324
   6.75% 5/5/14                                                                                 SEK    8,005,000          1,403,302
                                                                                                                        -----------
                                                                                                                          2,792,626
                                                                                                                        -----------

                                                                                                     PRINCIPAL          MARKET
                                                                                                      AMOUNT O        VALUE (U.S.$)
United Kingdom - 5.76%
UK Treasury
   4.00% 3/7/09                                                                                 GBP    1,697,000          3,130,223
   4.25% 6/7/32                                                                                 GBP      858,000          1,543,161
                                                                                                                        -----------
                                                                                                                          4,673,384
                                                                                                                        -----------
United States - 10.12%
Fannie Mae 6.00% 5/15/11                                                                        USD      500,000            535,995
Freddie Mac 3.375% 4/15/09                                                                      USD    2,497,000          2,416,519
KFW International Finance 1.75% 3/23/10                                                         JPY  385,000,000          3,813,242
U.S. Treasury Notes
   3.625% 5/15/13                                                                               USD    1,350,000          1,281,763
   4.75% 11/15/08                                                                               USD      160,000            163,888
                                                                                                                        -----------
                                                                                                                          8,211,407
                                                                                                                        -----------
TOTAL BONDS (COST $78,633,237)                                                                                           80,304,175
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 98.95%
   (cost $78,633,237)                                                                                                    80,304,175
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.05%                                                         855,389
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 7,447,631 SHARES OUTSTANDING - 100.00%                                                         $81,159,564
                                                                                                                        ===========

----------------------------------------
o Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

? Securities have been classified by country of origin.
o OAT - Obligation Assimilable au Tresor (Treasury Obligation)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

The following forward foreign currency exchange contracts were outstanding at March 31, 2005:

                                                                                                 Unrealized
Contracts to Deliver                 In Exchange For         Settlement Date            Appreciation/Depreciation
--------------------                 ---------------         ---------------            -------------------------
 10,688,643 European Monetary Units   US$13,800,000           June 28, 2005                       $88,480
913,517,800 Japanese Yen              US $8,600,000           June 28, 2005                       (14,963)
                                                                                                  -------
                                                                                                  $73,517
                                                                                                  -------

(1) See Note #3 in "Notes."

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP Global Bond Series (the "Series").

SECURITY VALUATION - Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are not readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commision. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:



Aggregate cost of investments          $78,645,089
                                       -----------
Aggregate unrealized appreciation        2,365,535
Aggregate unrealized depreciation         (706,449)
                                       -----------
Net unrealized appreciation            $ 1,659,086
                                       -----------

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES

March 31, 2005

                                                                                                       NUMBER OF          MARKET
                                                                                                         SHARES       VALUE (U.S. $)
COMMON STOCK- 95.36%
Basic Industry/Capital Goods - 3.87%
+Mettler-Toledo International                                                                             25,200         $1,197,000
Rowan                                                                                                     43,700          1,307,941
                                                                                                                        -----------
                                                                                                                          2,504,941
                                                                                                                        -----------
Business Services - 12.74%
Certegy                                                                                                   35,300          1,222,086
+Dun & Bradstreet                                                                                         11,700            718,965
Expeditors International Washington                                                                       25,600          1,370,880
+Fisher Scientific International                                                                          22,400          1,275,008
Manpower                                                                                                  24,300          1,057,536
*National Financial Partners                                                                              29,300          1,166,140
Robert Half International                                                                                 53,000          1,428,880
                                                                                                                        -----------
                                                                                                                          8,239,495
                                                                                                                        -----------
Consumer Non-Durables - 14.84%
Dollar General                                                                                            45,600            999,096
Michaels Stores                                                                                           30,800          1,118,040
Nordstrom                                                                                                 41,900          2,320,422
Staples                                                                                                   50,600          1,590,358
+Starbucks                                                                                                36,100          1,864,926
+*Urban Outfitters                                                                                        16,000            767,520
+Williams-Sonoma                                                                                          25,500            937,125
                                                                                                                        -----------
                                                                                                                          9,597,487
                                                                                                                        -----------
Consumer Services - 10.96%
+Cheesecake Factory                                                                                       19,700            698,365
Marriott International Class A                                                                            31,900          2,132,834
Royal Caribbean Cruises                                                                                   44,100          1,970,829
Starwood Hotels & Resorts Worldwide                                                                       33,100          1,986,993
+*XM Satellite Radio Holdings Class A                                                                      9,500            299,250
                                                                                                                        -----------
                                                                                                                          7,088,271
                                                                                                                        -----------
Financial - 10.51%
+*Affiliated Managers Group                                                                               15,300            949,059
Lehman Brothers Holdings                                                                                  13,900          1,308,824
PartnerRe                                                                                                 26,800          1,731,280
Sovereign Bancorp                                                                                         88,200          1,954,512
UnumProvident                                                                                             50,200            854,404
                                                                                                                        -----------
                                                                                                                          6,798,079
                                                                                                                        -----------
Healthcare - 20.01%
+*Amylin Pharmaceuticals                                                                                  58,500          1,023,165
+Barr Pharmaceuticals                                                                                     34,600          1,689,518
+Caremark Rx                                                                                              28,900          1,149,642
+Cytyc                                                                                                    27,900            641,979
+*Endo Pharmaceuticals Holdings                                                                           36,900            832,095
+Genzyme                                                                                                  12,900            738,396
+Gilead Sciences                                                                                          33,200          1,188,560
+Invitrogen                                                                                               20,500          1,418,600
+Medco Health Solutions                                                                                   23,000          1,140,110
*Medicis Pharmaceutical Class A                                                                           31,000            929,380
+*MGI Pharma                                                                                              35,600            899,612
+*Neurocrine Biosciences                                                                                  16,700            635,602
+Sepracor                                                                                                 11,400            654,474
                                                                                                                        -----------
                                                                                                                         12,941,133
                                                                                                                        -----------
Technology - 22.43%
+Amdocs                                                                                                   24,300            690,120
ASML Holding                                                                                              98,500          1,651,845
+Broadcom Class A                                                                                         34,100          1,020,272
+Cadence Design Systems                                                                                   48,400            723,580
+*Check Point Software Technology                                                                         53,500          1,163,090
+Citrix Systems                                                                                           58,900          1,402,998
+Juniper Networks                                                                                         55,100          1,215,506
+Lam Research                                                                                             37,300          1,076,478


Linear Technology                                                                                    43,700          1,674,147
+Mercury Interactive                                                                                 26,100          1,236,618
+Network Appliance                                                                                   27,800            768,948
+*NII Holdings                                                                                        6,700            385,250
+PMC - Sierra                                                                                        42,200            371,360
+VeriSign                                                                                             5,700            163,590
+Zebra Technologies Class A                                                                          20,400            968,796
                                                                                                                   -----------
                                                                                                                    14,512,598
                                                                                                                   -----------
TOTAL COMMON STOCK (COST $50,662,478)                                                                               61,682,004
                                                                                                                   ===========
                                                                                                   PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 2.83%
With BNP Paribas 2.60% 4/1/05 (dated 3/31/05, to be repurchased at $965,070, collateralized by $37,000 U.S. Treasury Bills due 7/28/05, market value $36,334, and $959,000 U.S. Treasury Bills due 8/18/05,
market value $948,267)                                                                             $965,000            965,000

With UBS Warburg 2.50% 4/1/05 (dated 3/31/05, to be repurchased at $865,060, collateralized by $108,000 U.S. Treasury Notes 6.75% due 5/15/05, market value
$111,565, $516,000 U.S. Treasury Notes 2.50% due 5/31/06, market value $516,421, and $258,000 U.S. Treasury Notes 2.375% due 8/15/06, market
value $254,510)                                                                                      865,000           865,000
                                                                                                                   -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,830,000)                                                                        1,830,000
                                                                                                                   ===========


TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 98.19%
   (cost $52,492,478)                                                                                               63,512,004
                                                                                                                   ===========
SECURITIES LENDING COLLATERAL ** - 12.16%
Short-Term Investments
Abbey National 2.64% 1/13/06                                                                         203,341           203,459
Bank of New York 2.74% 4/4/06                                                                        219,267           219,256
Bank of the West 2.69% 3/2/06                                                                        274,109           274,070
Barclays New York 2.87% 6/1/05                                                                        27,405            27,402
Bayerische Landesbank 2.84% 5/1/06                                                                   273,980           274,070
Bear Stearns 2.65% 1/17/06                                                                            54,812            54,851
Calyon 2.82% 4/19/05                                                                                 274,058           274,056
Citigroup Global Markets
    2.92% 4/1/05                                                                                   1,885,153         1,885,153
    2.95% 4/7/05                                                                                     295,995           295,995
Credit Swiss First Boston New York 3.10% 12/29/05                                                     57,540            57,558
Goldman Sachs 3.02% 3/31//06                                                                         301,492           301,477
Lehman Holdings 2.95% 12/23/05                                                                       274,040           274,317
Marshall & Ilsley Bank 3.05% 12/29/05                                                                274,115           274,082
Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                                                                       21,926            21,926
   2.98% 4/12/05                                                                                     274,070           274,070
Morgan Stanley
   2.93% 51/06                                                                                        54,718            54,814
   3.06% 3/10/05                                                                                      27,407            27,407
Nordea Bank New York 2.82% 5/13/05                                                                   274,060           274,051
Pfizer 2.71% 5/1/06                                                                                  263,107           263,107
Proctor & Gamble 2.93% 5/1/06                                                                        274,070           274,070
Royal Bank of Canada 2.81% 6/27/05                                                                   274,089           274,050
Royal Bank of Scotland 2.81% 5/3/05                                                                  274,072           274,070
Sigma Finance 2.67% 9/30/05                                                                          257,574           257,588
Societe Generale New York 2.77% 6/14/05                                                              247,567           247,536
Sun Trust Bank 2.81% 8/5/05                                                                          137,069           137,020
Union Bank of Switzerland 2.80% 5/3/05                                                               274,069           274,070
Washington Mutual 2.60% 4/1/05                                                                       301,477           301,477
Wells Fargo 2.78% 5/1/06                                                                             274,100           274,070
Wilmington Trust Company 2.96% 6/3/05                                                                219,324           219,332
                                                                                                                   -----------
TOTAL SECURITIES LENDING COLLATERAL (COST $7,864,402)                                                                7,864,402
                                                                                                                   ===========
TOTAL MARKET VALUE OF SECURITIES -110.35%  (cost $60,356,880)                                                       71,376,406***
OBLIGATION TO RETURN SECURITY LENDING COLLATERAL **- (12.16%)                                                       (7,864,402)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.81%                                                  1,171,455
                                                                                                                   -----------
NET ASSETS APPLICABLE TO 4,196,883 SHARES OUTSTANDING - 100.00%                                                    $64,683,459
                                                                                                                   ===========

------------
+Non-income producing securities for the period ended March 31, 2005. *Fully or partially on loan.
**See Note #3 in "Notes."
***Includes $7,777,266 of securities loaned.

Notes

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust--Delaware VIP Growth Opportunities Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $53,110,408
                                     -----------
Aggregate unrealized appreciation     11,532,248
Aggregate unrealized depreciation     (1,130,652)
                                     -----------
Net unrealized appreciation          $10,401,596
                                     -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $18,181,800 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,145,746 expires in 2009 and $16,036,054 expires in 2010.

3.  SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At March 31, 2005, the market value of securities on loan was $7,777,266, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small-sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES

March 31, 2005

                                                                                PRINCIPAL        MARKET
                                                                             AMOUNT (U.S. $)  VALUE (U.S $)
COLLATERALIZED BOND OBLIGATIONS- 0.29%
o@=#Merrill Lynch CBO VII Series 1997-C3 144A 2.905% 3/23/08                  $    519,503   $    192,216
@=South Street CBO Series 1999-1A A1 7.16% 7/1/11                                  377,614        382,335
                                                                                             ------------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $635,705)                                             574,551
                                                                                             ============

COMMERCIAL MORTGAGE-BACKED- 0.72%
#Meristar Commercial Mortgage Trust Series 1999-C1 C 144A 8.29% 3/3/16           1,325,000      1,437,065
                                                                                             ------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $1,477,271)                                   1,437,065
                                                                                             ============

CORPORATE BONDS- 88.30%
Basic Materials - 13.08%
Abitibi-Consolidated 6.95% 12/15/06                                                900,000        909,000
#BCP Caylux Holdings 144A 9.625% 6/15/14                                           406,000        464,870
#Boise Cascade 144A 7.125% 10/15/14                                              1,840,000      1,872,200
Bowater 9.50% 10/15/12                                                           1,225,000      1,375,063
Buckeye Technologies 8.00% 10/15/10                                                420,000        417,900
Fort James 7.75% 11/15/23                                                        2,280,000      2,564,999
#Huntsman 144A 7.375% 1/1/15                                                     1,375,000      1,375,000
JSG Funding 9.625% 10/1/12                                                       1,900,000      2,052,000
Lyondell Chemical 9.875% 5/1/07                                                    363,000        373,890
Nalco 8.875% 11/15/13                                                            1,010,000      1,085,750
Norske Skog 8.625% 6/15/11                                                       1,650,000      1,716,000
#Novelis 144A 7.25% 2/15/15                                                        965,000        950,525
#Port Townsend Paper 144A 12.00% 4/15/11                                         1,475,000      1,482,375
Potlatch 12.50% 12/1/09                                                          1,200,000      1,486,955
#PQ 144A 7.50% 2/15/13                                                             520,000        514,800
Rhodia
   8.875% 6/1/11                                                                   835,000        816,213
   10.25% 6/1/10                                                                   785,000        859,575
Smurfit Capital Funding 7.50% 11/20/25                                           1,200,000      1,158,000
++Solutia 6.72% 10/15/37                                                         2,080,000      1,736,800
Tembec Industries 8.50% 2/1/11                                                   1,950,000      1,857,375
Witco
   6.875% 2/1/26                                                                   700,000        703,500
   7.75% 4/1/23                                                                    150,000        155,250
                                                                                             ------------
                                                                                               25,928,040
                                                                                             ------------
Capital Goods - Manufacturing - 5.67%
Allied Waste North America 9.25% 9/1/12                                          1,850,000      1,988,750

Anchor Glass 11.00% 2/15/13                                                        725,000        657,938
Armor Holdings 8.25% 8/15/13                                                     1,275,000      1,380,188
#Graham Packaging 144A 9.875% 10/15/14                                           1,010,000      1,015,050
Interline Brands 11.50% 5/15/11                                                  1,902,000      2,177,789
^Mueller Holdings 14.75% 4/15/14                                                 1,725,000      1,198,875
#Park-Ohio Industries 144A 8.375% 11/15/14                                         675,000        654,750
Radnor Holdings
   o9.41% 4/15/09                                                                  645,000        648,225
   11.00% 3/15/10                                                                  420,000        312,900
Trimas 9.875% 6/15/12                                                            1,175,000      1,204,375
                                                                                             ------------
                                                                                               11,238,840
                                                                                             ------------
Consumer Cyclical - 20.01%
#Accuride 144A 8.50% 2/1/15                                                      1,395,000      1,374,075
Adesa 7.625% 6/15/12                                                               600,000        603,000
^Advanced Accessory Holdings 13.25% 12/15/11                                       830,000        253,150
Advanced Accessory Systems 10.75% 6/15/11                                        1,140,000        957,600
Ameristar Casinos 10.75% 2/15/09                                                 2,260,000      2,480,349
Argosy Gaming 9.00% 9/1/11                                                         615,000        675,731
++Avado Brands 9.75% 6/1/06                                                        300,000         58,500
Boyd Gaming 9.25% 8/1/09                                                         1,365,000      1,452,019

#Buhrmann US 144A 7.875% 3/1/15                                                    375,000        376,875
Caesars Entertainment 9.375% 2/15/07                                                85,000         90,631
#Carrols 144A 9.00% 1/15/13                                                      1,195,000      1,236,825
Corrections Corporation of America 7.50% 5/1/11                                  1,245,000      1,266,788
#Denny's 144A 10.00% 10/1/12                                                     1,030,000      1,086,650
Foster Wheeler 10.359% 9/15/11                                                     506,250        554,344
Gaylord Entertainment 8.00% 11/15/13                                               850,000        884,000
^#H-Lines Finance Holdings 11.00% 144A % 4/1/13                                  1,290,000      1,012,650
#Horizon Lines 144A 9.00% 11/1/12                                                  920,000        984,400
Interface 10.375% 2/1/10                                                         1,030,000      1,158,750
Kansas City Southern Railway 9.50% 10/1/08                                       1,275,000      1,396,125
#Knowledge Learning 144A 7.75% 2/1/15                                            1,035,000      1,003,950
#Landry's Restaurant 144A 7.50% 12/15/14                                         1,775,000      1,730,625
#Loehmanns Capital 144A 13.00% 10/1/11                                             350,000        341,250
#Lone Star Industries 144A 8.85% 6/15/05                                           475,000        478,367
Mandalay Resort Group 10.25% 8/1/07                                                105,000        114,713
MGM MIRAGE 9.75% 6/1/07                                                            515,000        556,200
O'Charleys 9.00% 11/1/13                                                         1,300,000      1,417,000
OMI 7.625% 12/1/13                                                               1,320,000      1,377,750
Penn National Gaming 8.875% 3/15/10                                              3,000,000      3,194,999
Royal Caribbean Cruises 7.25% 3/15/18                                              850,000        905,250
Seabulk International 9.50% 8/15/13                                                850,000        981,750
Six Flags 9.625% 6/1/14                                                            300,000        278,250
Stena 9.625% 12/1/12                                                             1,025,000      1,140,313
^Town Sports International 11.00% 2/1/14                                         1,055,000        625,088
#Ultrapetrol 144A 9.00% 11/24/14                                                 1,150,000      1,075,250
#Uno Restaurant 144A 10.00% 2/15/11                                                990,000        994,950
++Venture Holdings 12.00% 6/1/09                                                   790,000            988
Warnaco 8.875% 6/15/13                                                           1,150,000      1,239,125
Wheeling Island Gaming 10.125% 12/15/09                                          1,960,000      2,116,799
#Wynn Las Vegas 144A 6.625% 12/1/14                                              2,305,000      2,201,274
                                                                                             ------------
                                                                                               39,676,353
                                                                                             ------------
Consumer Non-Cyclical - 11.24%
Ameripath 10.50% 4/1/13                                                            605,000        605,000
#Commonwealth Brands 144A
   9.75% 4/15/08                                                                    75,000         80,625
   10.625% 9/1/08                                                                1,350,000      1,451,250
Cott Beverages 8.00% 12/15/11                                                      375,000        398,438
Geo Subordinate Corporate 11.00% 5/15/12                                         1,325,000      1,364,750
Great Atlantic & Pacific Tea 7.75% 4/15/07                                         895,000        903,950
#IMCO Recycling 144A 9.00% 11/15/14                                              1,365,000      1,440,075
#Le-Natures 144A 10.00% 6/15/13                                                  1,850,000      2,025,750
National Beef Packing 10.50% 8/1/11                                              1,050,000      1,076,250
Pilgrim's Pride 9.625% 9/15/11                                                     590,000        643,100
Province Healthcare 7.50% 6/1/13                                                 2,825,000      3,153,405
#Rite Aid 144A 7.50% 1/15/15                                                       825,000        796,125
Seminis Vegetable Seeds 10.25% 10/1/13                                           1,330,000      1,576,050
True Temper Sports 8.375% 9/15/11                                                1,280,000      1,196,800
Universal Hospital Services 10.125% 11/1/11                                      1,565,000      1,611,950
#US Oncology 144A 10.75% 8/15/14                                                 1,450,000      1,602,250
^Vanguard Health 11.25% 10/1/15                                                  1,715,000      1,153,338
#Warner Chilcott 144A 8.75% 2/1/15                                               1,195,000      1,206,950
                                                                                             ------------
                                                                                               22,286,056
                                                                                             ------------
Energy - 4.58%
Bluewater Finance 10.25% 2/15/12                                                   960,000      1,046,400
El Paso Natural Gas 7.625% 8/1/10                                                  500,000        526,806
El Paso Production Holding 7.75% 6/1/13                                          1,425,000      1,449,938
#Hilcorp Energy 144A 10.50% 9/1/10                                               1,000,000      1,115,000
Petroleum Geo-Services
   8.00% 11/5/06                                                                   500,649        512,539
   10.00% 11/5/10                                                                1,609,712      1,814,951
o#Secunda International 144A 10.66% 9/1/12                                         780,000        785,850
Stone Energy 144A 6.75% 12/15/14                                                   475,000        463,125
Tennessee Gas Pipeline 8.375% 6/15/32                                              600,000        669,770
#Titan Petro Chemical 144A 8.50% 3/18/12                                           750,000        705,000
                                                                                             ------------
                                                                                                9,089,379
                                                                                             ------------
Finance - 3.78%
#America Real Estate Partners 144A 7.125% 2/15/13                                  900,000        886,500
BF Saul REIT 7.50% 3/1/14                                                          600,000        625,500
E Trade Financial 8.00% 6/15/11                                                  1,895,000      1,961,325
#Farmers Exchange Capital 144A 7.20% 7/15/48                                       800,000        842,655
FINOVA Group 7.50% 11/15/09                                                      2,486,286      1,087,750
LaBranche & Company 11.00% 5/15/12                                               1,215,000      1,293,975
Tanger Properties 9.125% 2/15/08                                                   725,000        801,125
                                                                                             ------------
                                                                                                7,498,830
                                                                                             ------------

Media - 12.34%
American Media Operation 10.25% 5/1/09                                             650,000        672,750
Cenveo 7.875% 12/1/13                                                            1,225,000      1,099,438
#Charter Communications 144A 5.875% 11/16/09                                       655,000        567,394
Charter Communications Holdings
   ^12.125% 1/15/12                                                              2,040,000      1,285,200
   10.75% 10/1/09                                                                3,800,000      3,134,999
CSC Holdings
   8.125% 8/15/09                                                                  820,000        869,200
   10.50% 5/15/16                                                                1,900,000      2,099,500
Dex Media West 9.875% 8/15/13                                                      386,000        432,320
Insight Midwest 10.50% 11/1/10                                                   2,525,000      2,714,374
Lodgenet Entertainment 9.50% 6/15/13                                             1,550,000      1,697,250
Mediacom Broadband 11.00% 7/15/13                                                  450,000        483,750
Mediacom Capital
   8.50% 4/15/08                                                                 1,475,000      1,500,813
   9.50% 1/15/13                                                                 1,430,000      1,433,575
Nextmedia Operating 10.75% 7/1/11                                                1,930,000      2,115,763
Rogers Cablesystems 11.00% 12/1/15                                                 400,000        438,000
Sheridan Acquisition 10.25% 8/15/11                                                900,000        960,750
Warner Music Group 7.375% 4/15/14                                                1,110,000      1,148,850
XM Satellite Radio 12.00% 6/15/10                                                1,550,000      1,813,500
                                                                                             ------------
                                                                                               24,467,426
                                                                                             ------------
Technology - 1.62%
#MagnaChip Semiconductor 144A 8.00% 12/15/14                                       950,000        976,125
Stratus Technologies 10.375% 12/1/08                                               450,000        447,750
#Telcordia Technologies 144A 10.00% 3/15/13                                      1,800,000      1,795,500
                                                                                             ------------
                                                                                                3,219,375
                                                                                             ------------
Telecommunications - 8.92%
Alaska Communications Systems 9.875% 8/15/11                                     1,078,000      1,142,680
++Allegiance Telecom 11.75% 2/15/08                                                550,000        140,250
Centennial Cellular Operating 10.125% 6/15/13                                    1,025,000      1,137,750
Cincinnati Bell 8.375% 1/15/14                                                   1,925,000      1,905,750
^Inmarsat Finance 144A 10.375% 11/15/12                                          1,700,000      1,207,000
#Intelsat 144A 8.625% 1/15/15                                                    1,350,000      1,383,750
iPCS Escrow 11.50% 5/1/12                                                          600,000        678,000
#IWO Escrow Company 144A
   o6.32% 1/15/12                                                                  250,000        256,250
   ^10.75% 1/15/15                                                                 225,000        145,125
MCI
   6.908% 5/1/07                                                                   690,000        703,800
   7.688% 5/1/09                                                                 1,375,000      1,433,438
MetroPCS 10.75% 10/1/11                                                            615,000        630,375
#New Skies Satellites 144A 9.125% 11/1/12                                        1,075,000      1,101,875
#Qwest 144A 7.875% 9/1/11                                                          350,000        362,250
#Qwest Services 144A 14.00% 12/15/10                                             1,650,000      1,918,125
Rural Cellular
   9.625% 5/15/08                                                                  825,000        792,000
   9.875% 2/1/10                                                                   325,000        328,250
oUS LEC 10.67% 10/1/09                                                             665,000        694,925
US Unwired 10.00% 6/15/12                                                          700,000        778,750
#Valor Telecommunications 144A 7.75% 2/15/15                                       945,000        945,000
                                                                                             ------------
                                                                                               17,685,343
                                                                                             ------------
Utilities - 7.06%
#Allegheny Energy Supply Statutory Trust 2001 Series B 144A 13.00% 11/15/07        175,000        196,875
Avista 9.75% 6/1/08                                                                725,000        829,554
Calpine 10.50% 5/15/06                                                             495,000        490,050
o#Calpine 144A 8.41% 7/15/07                                                       512,200        440,492
CMS Energy 9.875% 10/15/07                                                       1,150,000      1,253,500
#Dynegy Holdings 144A 10.125% 7/15/13                                            1,400,000      1,533,000
Elwood Energy 8.159% 7/5/26                                                        701,448        782,115
#Inergy Finance 144A 6.875% 12/15/14                                               800,000        772,000
Midland Funding II 11.75% 7/23/05                                                  170,354        174,606
Midwest Generation
   8.30% 7/2/09                                                                  1,325,000      1,421,063
   8.75% 5/1/34                                                                  1,500,000      1,679,999

++Mirant Americas Generation 7.625% 5/1/06                                                               950,000          1,078,250
#NRG Energy 144A 8.00% 12/15/13                                                                          888,000            943,500
Orion Power Holdings 12.00% 5/1/10                                                                       600,000            732,000
PSEG Energy Holdings 7.75% 4/16/07                                                                       500,000            516,250
Reliant Energy 9.50% 7/15/13                                                                             550,000            600,875
#Texas Genco 144A 6.875% 12/15/14                                                                        110,000            110,825
++#USGen New England 144A 7.459% 1/2/15                                                                  475,000            437,000
                                                                                                                       ------------
                                                                                                                         13,991,954
                                                                                                                       ------------
TOTAL CORPORATE BONDS (COST $174,905,656)                                                                               175,081,596
                                                                                                                       ============

FOREIGN BONDS- 2.58%
Germany - 0.98%
Siberian Oil 10.75% 1/15/09                                                                            1,750,000          1,951,249
                                                                                                                       ------------
                                                                                                                          1,951,249
                                                                                                                       ------------
Netherlands - 0.82%
#Kazkommerts International 144A
  7.00% 11/3/09                                                                                        1,250,000          1,240,625
  8.50% 4/16/13                                                                                          375,000            380,625
                                                                                                                       ------------
                                                                                                                          1,621,250
                                                                                                                       ------------
Ukraine - 0.78%
Naftogaz Ukrainy 8.125% 9/30/09                                                                        1,500,000          1,542,450
                                                                                                                       ------------
                                                                                                                          1,542,450
                                                                                                                       ------------
TOTAL FOREIGN BONDS (COST $5,008,290)                                                                                     5,114,949
                                                                                                                       ============

SOVEREIGN DEBT- 1.80%
El Salvador - 0.85%
Republic of El Salvador 8.25% 4/10/32                                                                  1,650,000          1,684,703
                                                                                                                       ------------
                                                                                                                          1,684,703
                                                                                                                       ------------
Peru - 0.45%
Republic of Peru 8.75% 11/21/33                                                                          850,000            888,250
                                                                                                                       ------------
                                                                                                                            888,250
                                                                                                                       ------------
Venezuela - 0.50%
Venezuela Government 9.375% 1/13/34                                                                    1,000,000            992,500
                                                                                                                       ------------
                                                                                                                            992,500
                                                                                                                       ------------
TOTAL SOVEREIGN DEBT (COST $3,651,450)                                                                                    3,565,453
                                                                                                                       ============

MUNICIPAL BONDS- 0.06%
New Jersey Economic Development Authority Continental Airlines Project 6.25% 9/15/29 (AMT)               150,000            117,116
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $127,300)                                                                                       117,116
                                                                                                                       ============

                                                                                                     NUMBER OF
                                                                                                     SHARES
COMMON STOCK- 0.46%
+Foster Wheeler                                                                                           20,666            359,586
MCI                                                                                                        9,040            225,277
+Petroleum Geo-Services ADR                                                                                  828             55,617
+XM Satellite Radio Holdings Class A                                                                       8,750            275,625
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $411,054)                                                                                          916,105
                                                                                                                       ============

PREFERRED STOCK- 0.19%
Alamosa Delaware 7.50% 0.00%                                                                                 425            369,006
                                                                                                                       ------------
TOTAL PREFERRED STOCK (COST $244,380)                                                                                       369,006
                                                                                                                       ============

WARRANTS- 0.00%
+#Horizon PCS 144A, exercise price $5.88, expiration date 10/1/10                                          1,050                  0
+#Solutia Warrants 144A, exercise price $7.59, expiration date 7/15/09                                       850                  0
                                                                                                                       ------------
TOTAL WARRANTS (COST $144,354)                                                                                                    0
                                                                                                                       ============

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS- 2.34%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $2,446,177,
collateralized by $93,000 U.S. Treasury
Bills due 7/28/05, market value $92,106 and
$2,431,000 U.S. Treasury Bills due 8/18/05,
market value $2,403,830)                                                                              $2,446,000          2,446,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $2,193,152,
collateralized by $275,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $282,813,
$1,309,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $1,309,112, and $654,000
U.S. Treasury Notes 2.375% due 8/15/06, market
value $645,175)                                                                                        2,193,000          2,193,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $4,639,000)                                                                             4,639,000
                                                                                                                       ============

TOTAL MARKET VALUE OF SECURITIES - 96.74%
   (cost $191,244,460)                                                                                                  191,814,841
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 3.26%                                                       6,472,935
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 34,832,909 SHARES OUTSTANDING - 100.00%                                                       $198,287,776
                                                                                                                       ============

 oVariable rate notes. The interest rate shown is the rate as of March 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 3 in "Notes."
 ^Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
++Non-income producing security. Security is currently in default.
 +Non-income producing security for the period ended March 31, 2005.
 =Security is being fair valued in accordance with the Fund's fair valuation policy. See Note #1 in "Notes." At March 31, 2005, two securities were fair valued which represented 0.29% of the Fund's net assets.
 @Illiquid security. See Note 3 in "Notes." At March 31, 2005, two securities were deemed illiquid which represented 0.29% of the Fund's net assets.

ADR - American Depositary Receipts
AMT - Subject to Alternative Minimum Tax
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust
--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP High Yield Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments        $191,352,522
                                     ------------
Aggregate unrealized appreciation       4,806,372
Aggregate unrealized depreciation      (4,344,053)
                                     ------------
Net unrealized appreciation          $    462,319
                                     ============

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $44,855,588 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,203,663 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

3. CREDIT AND MARKET RISK
The Series invests in high-yield fixed-income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 26.38% of total assets. 144A securities comprising 0.29% of total assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

March 31, 2005
                                                         NUMBER OF     MARKET
                                                          SHARES    VALUE(U.S.$)
COMMON STOCK- 98.84%?
Australia - 10.65%
Amcor                                                      440,379   $ 2,434,992
Coles Myer                                                 363,518     2,641,639
Foster's Group                                           1,061,385     4,204,828
National Australia Bank                                    216,722     4,744,756
Telstra                                                    714,270     2,807,619
Wesfarmers                                                   8,266       253,677
                                                                     -----------
                                                                      17,087,511
                                                                     -----------
Belgium - 3.35%
Electrabel                                                   4,278     1,919,322
Fortis Group                                               120,799     3,446,585
                                                                     -----------
                                                                       5,365,907
                                                                     -----------
Finland - 1.27%
*UPM-Kymmene                                                92,176     2,043,241
                                                                     -----------
                                                                       2,043,241
                                                                     -----------
France - 7.46%
*Cie de Saint-Gobain                                        55,400     3,375,306
*Societe Generale                                           36,086     3,749,279
*Total                                                      20,691     4,841,325
                                                                     -----------
                                                                      11,965,910
                                                                     -----------
Germany - 6.96%
Bayer                                                       99,706     3,295,847
+Bayerische Hypo-Und Vereinsbank                           104,522     2,554,022
+Lanxess                                                     9,970       204,330
*RWE                                                        84,601     5,116,025
                                                                     -----------
                                                                      11,170,224
                                                                     -----------
Hong Kong - 2.56%
Hong Kong Electric Holdings                                461,500     2,053,228
Wharf Holdings                                             649,285     2,052,052
                                                                     -----------
                                                                       4,105,280
                                                                     -----------
Italy - 3.74%
*Banca Intesa                                            1,178,856     5,990,352
                                                                     -----------
                                                                       5,990,352
                                                                     -----------
Japan - 15.56%
Canon                                                       72,100     3,866,401
*Eisai                                                      51,700     1,755,075
*Hitachi                                                   330,000     2,049,708
KDDI                                                           623     3,085,222
Matsushita Electric Industrial                             170,000     2,505,012
Millea Holdings                                                113     1,644,019
Takeda Pharmaceutical                                       98,700     4,703,723
Toyota Motor                                               106,300     3,955,578
West Japan Railway                                             341     1,389,759
                                                                     -----------
                                                                      24,954,497
                                                                     -----------
Netherlands - 7.66%
ING Groep                                                  152,999     4,621,150
Reed Elsevier                                              216,574     3,265,063
*Royal Dutch Petroleum                                      73,531     4,396,077
                                                                     -----------
                                                                      12,282,290
                                                                     -----------
New Zealand - 2.00%
*Telecom Corporation of New Zealand                        743,222     3,204,768
                                                                     -----------
                                                                       3,204,768
                                                                     -----------
Republic of Korea - 1.38%
POSCO ADR                                                   44,971     2,219,769
                                                                     -----------
                                                                       2,219,769
                                                                     -----------
Singapore - 2.00%
Jardine Matheson Holdings                                   81,022     1,409,783
Oversea-Chinese Banking                                    215,000     1,797,092
                                                                     -----------
                                                                       3,206,875
                                                                     -----------
South Africa - 1.56%
Sasol                                                      107,763     2,505,603
                                                                     -----------
                                                                       2,505,603
                                                                     -----------

Spain - 7.09%
Banco Santander Central Hispanoamericano                                                                 250,909          3,054,129
*Iberdrola                                                                                               151,941          3,974,675
Telefonica                                                                                               249,440          4,345,812
                                                                                                                        -----------
                                                                                                                         11,374,616
                                                                                                                        -----------
Taiwan - 0.04%
Chunghwa Telecom ADR                                                                                       3,100             65,689
                                                                                                                        -----------
                                                                                                                             65,689
                                                                                                                        -----------
United Kingdom - 25.56%
Aviva                                                                                                    154,302          1,851,610
BG Group                                                                                                 464,132          3,613,625
BOC Group                                                                                                118,025          2,272,755
Boots Group                                                                                              319,655          3,766,364
BP                                                                                                       352,057          3,652,495
Brambles Industries                                                                                      408,185          2,333,387
GKN                                                                                                      426,420          2,044,787
GlaxoSmithKline                                                                                          234,106          5,370,758
HBOS                                                                                                     240,223          3,747,451
Intercontinental Hotels Group                                                                            115,279          1,347,393
Lloyds TSB Group                                                                                         464,996          4,195,918
Mitchells & Butlers                                                                                      187,369          1,218,922
Rio Tinto                                                                                                 99,611          3,218,902
Unilever                                                                                                 238,918          2,363,578
                                                                                                                        -----------
                                                                                                                         40,997,945
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $111,004,160)                                                                                  158,540,477
                                                                                                                        ===========

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT
REPURCHASE AGREEMENTS - 0.79%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $668,748,
collateralized by $25,400 U.S. Treasury
Bills due 7/28/05, market value $25,176, and
$664,600 U.S. Treasury Bills due 8/18/05,
market value $657,050)                                                                                  $668,700            668,700

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $599,342,
collateralized by $75,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $77,303,
$357,800 U.S. Treasury Notes 2.50% due 5/31/06,
market value $357,826, and $178,900
U.S. Treasury Notes 2.375% due 8/15/06, market
value $176,349)                                                                                          599,300            599,300
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $1,268,000)                                                                             1,268,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.63%
   (cost $112,272,160)                                                                                                  159,808,477
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL**  - 61.82%
Short-Term Investments
Abbey National 2.64% 1/13/06                                                                           2,563,715          2,565,210
Bank of New York 2.74% 4/4/06                                                                          2,764,517          2,764,371
Bank of the West 2.69% 3/2/06                                                                          3,455,964          3,455,464
Barclays New York 2.87% 6/1/05                                                                           345,519            345,489
Bayerische Landesbank 2.84% 5/1/06                                                                     3,454,334          3,455,464
Bear Stearns 2.65% 1/17/06                                                                               691,064            691,560
Calyon 2.82% 4/19/05                                                                                   3,455,321          3,455,288
Citigroup Global Markets
   2.92% 4/1/05                                                                                       23,767,967         23,767,967
   2.95% 4/7/05                                                                                        3,731,901          3,731,901
Credit Swiss First Boston New York 3.10% 12/29/05                                                        725,460            725,690
Goldman Sachs 3.02% 3/31//06                                                                           3,801,200          3,801,010
Lehman Holdings 2.95% 12/23/05                                                                         3,455,092          3,458,575
Marshall & Ilsley Bank 3.05% 12/29/05                                                                  3,456,030          3,455,620
Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                                                                          276,437            276,437
   2.98% 4/12/05                                                                                       3,455,464          3,455,464
Morgan Stanley
   2.93% 51/06                                                                                           689,889            691,093
   3.06% 3/31/06                                                                                         345,546            345,546
Nordea Bank New York 2.82% 5/13/05                                                                     3,455,338          3,455,226

Pfizer 2.71% 5/1/06                                                                                     3,317,245       3,317,245
Proctor & Gamble 2.93% 5/1/06                                                                           3,455,464       3,455,464
Royal Bank of Canada 2.81% 6/27/05                                                                      3,455,702       3,455,210
Royal Bank of Scotland 2.81% 5/3/05                                                                     3,455,491       3,455,464
Sigma Finance 2.67% 9/30/05                                                                             3,247,484       3,247,661
Societe Generale New York 2.77% 6/14/05                                                                 3,121,320       3,120,931
Sun Trust Bank 2.81% 8/5/05                                                                             1,728,157       1,727,548
Union Bank of Switzerland 2.80% 5/3/05                                                                  3,455,454       3,455,464
Washington Mutual 2.60% 4/1/05                                                                          3,801,017       3,801,010
Wells Fargo 2.78% 5/1/06                                                                                3,455,840       3,455,464
Wilmington Trust Company 2.96% 6/3/05                                                                   2,765,225       2,765,336
                                                                                                                     ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $99,154,172)                                                                 99,154,172
                                                                                                                     ============
TOTAL MARKET VALUE OF SECURITIES - 161.45%  (COST $211,426,332)                                                       258,962,649***
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**- (61.82%)                                                        (99,154,172)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.37%                                                       587,353
                                                                                                                     ------------
NET ASSETS APPLICABLE TO 8,794,606 SHARES OUTSTANDING - 100.00%                                                      $160,395,830
                                                                                                                     ============

  +Non-income producing security for the period ended March 31, 2005. *Fully or partially on loan.
 **See Note #4 in "Notes."
***Includes $94,831,910 of securities loaned.
  ?Securities have been classified by country of origin.

ADR - American Depositary Receipts

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

The following forward foreign currency exchange contracts was outstanding at March 31, 2005:

Contract to Deliver                In Exchange for   Settlement Date   Unrealized Depreciation
-------------------                ---------------   ---------------   -----------------------
(8,119,000) British Pounds         U.S.$(15,217,523)     4/29/05             $(101,674)
                                                                             ---------
                                                                             $(101,674)
                                                                             =========

(1) See Note #3 in "Notes."
--------------------------------------------------------------------------------

NOTES

1.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP International Value Equity Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2.  INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series was as follows:

Aggregate cost of investments                 $212,747,404
                                              ------------
Aggregate unrealized appreciation               48,655,786
Aggregate unrealized depreciation               (2,440,541)
                                              ------------
Net unrealized appreciation                   $ 46,215,245
                                              ============

3. FOREIGN EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At March 31, 2005, the market value of securities on loan was $94,831,910, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES

March 31, 2005

                                                                                                       NUMBER OF           MARKET
                                                                                                         SHARES            VALUE
COMMON STOCK- 95.86%
Diversified REITs - 5.50%
Vornado Realty Trust                                                                                     589,900        $40,862,373
                                                                                                                        -----------
                                                                                                                         40,862,373
                                                                                                                        -----------
Healthcare REITs - 1.64%
+#Medical Properties Trust 144A                                                                          419,100          4,295,775
Nationwide Health Properties                                                                             392,000          7,922,320
                                                                                                                        -----------
                                                                                                                         12,218,095
                                                                                                                        -----------
Hotel REITs - 5.98%
Eagle Hospitality Properties Trust                                                                       417,800          3,747,666
+Great Wolf Resorts                                                                                      297,900          7,432,605
Hersha Hospitality Trust                                                                                 907,100          9,043,787
Host Marriott                                                                                            474,100          7,851,096
LaSalle Hotel Properties                                                                                 562,400         16,337,720
                                                                                                                        -----------
                                                                                                                         44,412,874
                                                                                                                        -----------
Industrial REITs - 7.16%
AMB Property                                                                                             447,490         16,915,122
First Potomac Realty Trust                                                                               220,900          5,047,565
ProLogis                                                                                                 842,500         31,256,750
                                                                                                                        -----------
                                                                                                                         53,219,437
                                                                                                                        -----------
Mall REITs - 15.85%
CBL & Associates Properties                                                                              303,100         21,674,681
General Growth Properties                                                                                899,000         30,655,900
Mills                                                                                                    316,000         16,716,400
Pennsylvania Real Estate Investment Trust                                                                133,100          5,366,592
Simon Property Group                                                                                     715,350         43,335,903
                                                                                                                        -----------
                                                                                                                        117,749,476
                                                                                                                        -----------
Manufactured Housing REITs - 1.11%
Sun Communities                                                                                          231,460          8,286,268
                                                                                                                        -----------
                                                                                                                          8,286,268
                                                                                                                        -----------
Mortgage REITs - 5.06%
Fieldstone Investment                                                                                    670,300          9,732,756
+#KKR Financial 144A                                                                                     876,500          9,203,250
+#Peoples Choice 144A                                                                                  1,169,200         11,692,000
Saxon Capital                                                                                            407,600          6,990,340
                                                                                                                        -----------
                                                                                                                         37,618,346
                                                                                                                        -----------
Multifamily REITs - 11.57%
Camden Property Trust                                                                                    265,000         12,462,950
+Education Realty Trust                                                                                  673,800         11,205,294
Equity Residential                                                                                       664,000         21,387,440
Home Properties                                                                                          435,000         16,878,000
United Dominion Realty Trust                                                                           1,150,300         24,006,761
                                                                                                                        -----------
                                                                                                                         85,940,445
                                                                                                                        -----------
Office REITs - 24.50%
Alexandria Real Estate Equities                                                                          302,270         19,460,143
American Financial Realty Trust                                                                        1,012,800         14,817,264
Brandywine Realty Trust                                                                                  555,100         15,764,840
CarrAmerica Realty                                                                                       824,480         26,012,344
Equity Office Properties Trust                                                                         1,463,111         44,083,534
Prentiss Properties Trust                                                                                676,880         23,122,221
Reckson Associates Realty                                                                                674,690         20,712,983
SL Green Realty                                                                                          321,290         18,062,924
                                                                                                                        -----------
                                                                                                                        182,036,253
                                                                                                                        -----------
Office/Industrial REITs - 3.70%
Duke Realty                                                                                              683,500         20,402,475
Liberty Property Trust                                                                                   181,960          7,105,538
                                                                                                                        -----------
                                                                                                                         27,508,013
                                                                                                                        -----------

Real Estate Operating Companies - 3.32%
Starwood Hotels & Resorts Worldwide                                                                      410,800         24,660,324
                                                                                                                       ------------
                                                                                                                         24,660,324
                                                                                                                       ------------
Shopping Center REITs - 10.47%
Developers Diversified Realty                                                                            400,300         15,911,925
Federal Realty Investment Trust                                                                          411,000         19,871,850
Kite Realty Group Trust                                                                                  834,600         12,018,240
Ramco-Gershenson Properties                                                                              480,300         13,040,145
Regency Centers                                                                                          356,000         16,956,280
                                                                                                                        -----------
                                                                                                                         77,798,440
                                                                                                                       ------------
TOTAL COMMON STOCK (COST $615,722,303)                                                                                  712,310,344
                                                                                                                       ------------
                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
REPURCHASE AGREEMENTS - 4.26%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $16,717,207,
collateralized by $635,000 U.S. Treasury
Bills due 7/28/05, market value $629,351 and
$16,614,000 U.S. Treasury Bills due 8/18/05,
market value $16,425,225)                                                                            $16,716,000         16,716,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $14,983,040,
collateralized by $1,876,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $1,932,444,
$8,944,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $8,945,082 and $4,472,000
U.S. Treasury Notes 2.375% due 8/15/06,
market value $4,408,442)                                                                              14,982,000         14,982,000
                                                                                                                       ------------
TOTAL REPURCHASE AGREEMENTS (COST $31,698,000)                                                                           31,698,000
                                                                                                                       ------------


TOTAL MARKET VALUE OF SECURITIES - 100.12%
   (cost $647,420,303)                                                                                                  744,008,344
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.12%)                                                      (923,474)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 45,529,316 SHARES OUTSTANDING - 100.00%                                                       $743,084,870
                                                                                                                       ------------


+Non-income producing security for the period ended March 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 3 in "Notes."

REIT - Real Estate Investment Trust

-----------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:




Aggregate cost of investments          $647,537,358
                                       ------------
Aggregate unrealized appreciation       100,257,161
Aggregate unrealized depreciation        (3,786,175)
                                       ------------
Net unrealized appreciation            $ 96,470,986
                                       ------------


3. CREDIT AND MARKET RISK
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as the result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 3.39% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST - DELAWARE VIP SELECT GROWTH SERIES

March 31, 2005

                                                                                                        NUMBER OF          MARKET
                                                                                                          SHARES            VALUE
COMMON STOCK- 98.15%
Basic Industry/Capital Goods - 3.41%
duPont (E.I.) deNemours                                                                                   10,600           $543,144
Mine Safety Appliances                                                                                     5,700            220,818
                                                                                                                        -----------
                                                                                                                            763,962
                                                                                                                        -----------
Business Services - 10.99%
+Accenture Limited Class A                                                                                14,400            347,760
Certegy                                                                                                   11,900            411,978
+Fisher Scientific International                                                                           7,700            438,284
+Huron Consulting Group                                                                                   13,400            277,514
Manpower                                                                                                   8,100            352,512
+United Rentals                                                                                           31,200            630,552
                                                                                                                        -----------
                                                                                                                          2,458,600
                                                                                                                        -----------
Consumer Non-Durables - 14.24%
+Bed Bath & Beyond                                                                                         9,200            336,168
Dollar General                                                                                            10,700            234,437
Lowe's                                                                                                     5,100            291,159
Nordstrom                                                                                                 11,200            620,256
PepsiCo                                                                                                    6,900            365,907
PETsMART                                                                                                  11,700            336,375
Staples                                                                                                   21,300            669,459
+Williams-Sonoma                                                                                           9,100            334,425
                                                                                                                        -----------
                                                                                                                          3,188,186
                                                                                                                        -----------
Consumer Services - 9.93%
+Educate                                                                                                  14,300            198,341
Marriott International Class A                                                                            10,200            681,972
McDonald's                                                                                                11,900            370,566
Royal Caribbean Cruises                                                                                   12,200            545,218
Starwood Hotels & Resorts Worldwide                                                                        7,100            426,213
                                                                                                                        -----------
                                                                                                                          2,222,310
                                                                                                                        -----------
Energy - 0.76%
Chesapeake Energy                                                                                          7,700            168,938
                                                                                                                        -----------
                                                                                                                            168,938
                                                                                                                        -----------
Financial - 12.96%
+Affiliated Managers Group                                                                                 5,300            328,759
+AmeriTrade Holding                                                                                       40,100            409,421
City National                                                                                              3,600            251,352
Lehman Brothers Holdings                                                                                   3,200            301,312
Northern Trust                                                                                             3,600            156,384
PartnerRe                                                                                                  9,300            600,780
Radian Group                                                                                               8,800            420,112
Westcorp                                                                                                  10,200            430,950
                                                                                                                        -----------
                                                                                                                          2,899,070
                                                                                                                        -----------
Healthcare - 19.77%
+Animas                                                                                                   16,400            331,444
+Conceptus                                                                                                24,900            194,220
+CV Therapeutics                                                                                          29,900            608,764
+First Horizon Pharmaceutical                                                                             24,200            408,496
+Invitrogen                                                                                                6,100            422,120
Medicis Pharmaceutical Class A                                                                            10,200            305,796
Medtronic                                                                                                  9,300            473,835
+Nektar Therapeutics                                                                                      26,000            362,440
+Nuvelo                                                                                                   38,000            247,000
+Protein Design Labs                                                                                      34,700            554,853
Wyeth                                                                                                     12,200            514,596
                                                                                                                        -----------
                                                                                                                          4,423,564
                                                                                                                        -----------
Technology - 24.11%
+Amdocs                                                                                                    8,800            249,920
America Movil ADR                                                                                          3,700            190,920
Analog Devices                                                                                            13,100            473,434

ASML Holding                                                                                              28,500            477,945
+Broadcom Class A                                                                                         11,900            356,048
+Check Point Software Technology                                                                          10,600            230,444
+Cisco Systems                                                                                            24,900            445,461
+#Convera                                                                                                 31,900            165,242
+Corning                                                                                                  22,700            252,651
+EMC                                                                                                      45,400            559,328
+#EOS International                                                                                      212,900              2,129
Henry (Jack) & Associates                                                                                 18,000            323,820
+Juniper Networks                                                                                         19,100            421,346
+Mercury Interactive                                                                                       9,300            440,634
+Micrel                                                                                                   18,100            166,882
+Network Appliance                                                                                         9,300            257,238
+NII Holdings                                                                                              2,300            132,250
+TTM Technologies                                                                                         18,500            193,510
+VeriSign                                                                                                  1,900             54,530
                                                                                                                        -----------
                                                                                                                          5,393,732
                                                                                                                        -----------
Transportation - 1.98%
+Marten Transport                                                                                         20,750            442,598
                                                                                                                        -----------
                                                                                                                            442,598
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $18,947,403)                                                                                    21,960,960
                                                                                                                        ===========
                                                                                                        PRINCIPAL
                                                                                                         AMOUNT
REPURCHASE AGREEMENT - 3.08%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $363,426
collateralized by $13,800 U.S. Treasury
Bills due 7/28/05, market value $13,680 and
$361,100 U.S. Treasury Bills due 8/18/05,
market value $357,025)                                                                                  $363,400            363,400

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $325,623,
collateralized by $40,800 U.S. Treasury Notes
6.75% due 5/15/05, market value $42,004,
$194,400 U.S. Treasury Notes 2.50% due 5/31/06,
market value $194,434, and $97,200
U.S. Treasury Notes 2.375% due 8/15/06, market value $95,824)                                            325,600            325,600
                                                                                                                        -----------
REPURCHASE AGREEMENTS (COST $689,000)                                                                                       689,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES - 101.23%
   (cost $19,636,403)                                                                                                    22,649,960
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES)- (1.23%)                                                       (275,123)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 2,823,600 SHARES OUTSTANDING - 100.00%                                                         $22,374,837
                                                                                                                        ===========

+Non-income producing security for the period ended March 31, 2005. #Security exempt from registration under Rule 144A of the Securities Act of
 1933. See Note 3 in "Notes."

ADR - American Depositary Receipts

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate cost of investments            $19,945,206
                                         -----------
Aggregate unrealized appreciation          3,453,286
Aggregate unrealized depreciation           (748,532)
                                         -----------
Net unrealized appreciation              $ 2,704,754
                                         -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $53,362,386 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $8,307,508 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and
$3,283,750 expires 2011.

3. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 0.75% of total assets. None of these securities has been determined to be illiquid securities under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES

March 31, 2005

                                                                                                      NUMBER OF         MARKET
                                                                                                        SHARES           VALUE
COMMON STOCK- 93.95%
Basic Industries/Capital Goods  - 14.07%
+Alpha Natural Resources                                                                               212,300         $6,086,641
*Arch Coal                                                                                             220,400          9,479,404
Crane                                                                                                  204,200          5,878,918
+Crown Holdings                                                                                        440,800          6,858,848
*Federal Signal                                                                                        122,600          1,859,842
*Fuller (H.B.)                                                                                         191,400          5,550,600
*+Griffon                                                                                              403,830          8,646,000
*Louisiana-Pacific                                                                                     220,200          5,535,828
*MacDermid                                                                                             260,100          8,453,250
*+Meridian Gold                                                                                        357,200          6,015,248
+Pactiv                                                                                                249,500          5,825,825
*+PolyOne                                                                                              639,200          5,676,096
*Smith (A.O.)                                                                                           96,650          2,790,286
*Spartech                                                                                              254,500          5,051,825
St. Joe                                                                                                103,100          6,938,630
*Texas Industries                                                                                      156,100          8,390,375
*Wausau-Mosinee Paper                                                                                  256,800          3,631,152
*Westlake Chemical                                                                                     226,100          7,314,335
                                                                                                                     ------------
                                                                                                                      109,983,103
                                                                                                                     ------------
Business Services - 2.05%
Brink's                                                                                                270,400          9,355,840
*+United Stationers                                                                                    147,400          6,669,850
                                                                                                                     ------------
                                                                                                                       16,025,690
                                                                                                                     ------------
Capital Spending - 7.09%
*+Casella Waste Systems                                                                                482,400          6,382,152
*Gibraltar Industries                                                                                  330,400          7,248,976
Harsco                                                                                                 127,600          7,606,236
*+Insituform Technologies Class A                                                                      199,000          2,887,490
*Kaydon                                                                                                251,900          7,909,660
Mueller Industries                                                                                     127,300          3,583,495
*Wabtec                                                                                                429,900          8,808,651
*Walter Industries                                                                                     259,600         11,045,980
                                                                                                                     ------------
                                                                                                                       55,472,640
                                                                                                                     ------------
Consumer Cyclical - 2.41%
*Furniture Brands International                                                                        185,500          4,045,755
KB HOME                                                                                                 90,500         10,630,130
*+WCI Communities                                                                                      138,100          4,154,048
                                                                                                                     ------------
                                                                                                                       18,829,933
                                                                                                                     ------------
Consumer Services - 14.30%
+AnnTaylor Stores                                                                                      302,400          7,738,416
Belo Class A                                                                                           109,300          2,638,502
*+Carter's                                                                                              74,100          2,945,475
*Cato Class A                                                                                          350,600         11,306,849
*+Department 56                                                                                        153,000          2,671,380
+Electronics Boutique Holdings                                                                         208,600          8,963,542
+Jo-Ann Stores                                                                                         137,955          3,875,156
*K Swiss                                                                                               288,800          9,539,064
*Kellwood                                                                                              227,700          6,555,483
Kenneth Cole Productions-A                                                                             164,700          4,799,358
*Oakley                                                                                                279,400          3,581,908
*Phillips-Van Heusen                                                                                   111,800          2,978,352
*Pier 1 Imports                                                                                        413,200          7,532,636
*Reebok International                                                                                  113,400          5,023,620
*+Shopko Stores                                                                                        255,000          5,666,100
*+Sports Authority                                                                                     172,318          4,738,745
*Thor Industries                                                                                       255,000          7,627,050
*Wolverine World Wide                                                                                  325,350          6,972,251
*+Zale                                                                                                 222,800          6,621,616
                                                                                                                     ------------
                                                                                                                      111,775,503
                                                                                                                     ------------

Consumer Staples - 3.37%
*American Greetings Class A                                                                            311,900          7,947,212
Bunge Limited                                                                                          104,700          5,641,236
*+Central European Distribution                                                                         54,200          1,804,318
+Constellation Brands                                                                                  206,800         10,933,516
                                                                                                                     ------------
                                                                                                                       26,326,282
                                                                                                                     ------------
Energy - 8.40%
*+Energy Partners                                                                                      507,400         13,177,178
*+Grey Wolf                                                                                          1,161,800          7,644,644
+Newfield Exploration                                                                                  149,400         11,094,444
*+Newpark Resources                                                                                  1,040,500          6,128,545
Southwest Gas                                                                                          245,700          5,936,112
*+W-H Energy Services                                                                                  365,300          8,741,629
*+Whiting Petroleum                                                                                    318,100         12,972,118
                                                                                                                     ------------
                                                                                                                       65,694,670
                                                                                                                     ------------
Financial Services - 13.33%
*AmerUs Group                                                                                          206,500          9,757,125
Berkley (W.R.)                                                                                         198,975          9,869,160
*Boston Private Financial Holdings                                                                     317,500          7,540,625
Colonial BancGroup                                                                                     426,000          8,741,520
*Commercial Federal                                                                                    237,800          6,575,170
Compass Bancshares                                                                                      96,300          4,372,020
*First Republic Bank                                                                                   256,500          8,302,905
*Greater Bay Bancorp                                                                                   329,400          8,040,654
*Harleysville Group                                                                                    191,900          3,811,134
*MAF Bancorp                                                                                           165,100          6,858,254
Platinum Underwriters Holdings                                                                         235,100          6,982,470
*Provident Bankshares                                                                                  253,400          8,352,064
*Republic Bancorp                                                                                      416,115          5,634,197
*+Sterling Financial                                                                                   158,247          5,649,418
*+Triad Guaranty                                                                                        71,100          3,740,571
                                                                                                                     ------------
                                                                                                                      104,227,287
                                                                                                                     ------------
Healthcare - 6.83%
*+Alderwoods Group                                                                                     538,900          6,703,916
*Arrow International                                                                                   143,200          4,918,920
*+Bio-Rad Laboratories Class A                                                                          79,500          3,872,445
*+Genesis HealthCare                                                                                   135,000          5,790,150
*+Kindred Healthcare                                                                                   219,700          7,711,470
*Owens & Minor                                                                                         273,000          7,411,950
+Pediatrix Medical Group                                                                               107,100          7,345,989
*+RehabCare Group                                                                                      174,300          5,004,153
+Service International                                                                                 622,500          4,656,300
                                                                                                                     ------------
                                                                                                                       53,415,293
                                                                                                                     ------------
Real Estate - 4.08%
*Ashford Hospitality Trust                                                                             301,800          3,078,360
Camden Property Trust                                                                                  161,900          7,614,157
+Education Realty Trust                                                                                293,900          4,887,557
*Highland Hospitality                                                                                  432,500          4,476,375
Prentiss Properties Trust                                                                              189,500          6,473,320
Reckson Associates Realty                                                                              173,900          5,338,730
                                                                                                                     ------------
                                                                                                                       31,868,499
                                                                                                                     ------------
Technology - 10.56%
*+Bell Microproducts                                                                                   536,200          4,010,776
*+Checkpoint Systems                                                                                   335,400          5,661,552
+Datastream Systems                                                                                    512,800          3,599,856
*+Entegris                                                                                             578,800          5,724,332
*+Herley Industries                                                                                    233,600          3,996,896
*+Insight Enterprises                                                                                  315,200          5,534,912
+International Rectifier                                                                               135,500          6,165,250
+NETGEAR                                                                                               581,900          8,780,871
*+Overland Storage                                                                                     341,200          5,008,816
*+Plexus                                                                                               376,600          4,334,666
QAD                                                                                                    335,600          2,775,412
+Storage Technology                                                                                    235,400          7,250,320
Symbol Technologies                                                                                    362,900          5,258,421
*+Synnex                                                                                               268,200          4,672,044
+Tech Data                                                                                             104,700          3,880,182
*+Technitrol                                                                                           397,900          5,936,668
                                                                                                                     ------------
                                                                                                                       82,590,974
                                                                                                                     ------------

Transportation - 4.10%
*Alexander & Baldwin                                                                                   257,800         10,621,360
*+Continental Airlines Class B                                                                         220,400          2,653,616
*+Kirby                                                                                                174,600          7,338,438
+SCS Transportation                                                                                    121,900          2,266,121
*SkyWest                                                                                               153,300          2,849,847
*+Yellow Roadway                                                                                       108,700          6,363,298
                                                                                                                     ------------
                                                                                                                       32,092,680
                                                                                                                     ------------
Utilities - 3.36%
*Black Hills                                                                                            83,900          2,774,573
+Fairpoint Communications                                                                              302,900          4,534,413
*+El Paso Electric                                                                                     303,600          5,768,400
*Otter Tail                                                                                            226,200          5,664,048
*PNM Resources                                                                                         281,950          7,522,426
                                                                                                                     ------------
                                                                                                                       26,263,860
                                                                                                                     ------------
TOTAL COMMON STOCK (COST $578,747,594)                                                                                734,566,414
                                                                                                                     ============

EXCHANGE TRADED FUNDS- 1.90%
*iShares Russell 2000 Value Index Fund                                                                  80,900         14,853,240
                                                                                                                     ------------
TOTAL EXCHANGE TRADED FUNDS (COST $12,822,016)                                                                         14,853,240
                                                                                                                     ============
                                                                                                   PRINCIPAL
                                                                                                    AMOUNT
REPURCHASE AGREEMENTS- 8.13%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $33,545,423,
collateralized by $1,275,000
U.S. Treasury Bills due 7/28/05,
market value $1,262,852, and $33,337,000
U.S. Treasury Bills due 8/18/05, market value $32,958,748)                                         $33,543,000         33,543,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $30,064,088,
collateralized by $3,764,000
U.S. Treasury Notes 6.75% due 5/15/05,
market value $3,877,629, $17,947,000
U.S. Treasury Notes 2.50% due 5/31/06,
market value $17,949,143, and $8,974,000
U.S. Treasury Notes 2.375% due 8/15/06,
market value $8,845,951)                                                                            30,062,000         30,062,000
                                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS (COST $63,605,000)                                                                         63,605,000
                                                                                                                     ============


TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 103.98%
   (cost $655,174,610)                                                                                                813,024,654
                                                                                                                     ============

SECURITIES LENDING COLLATERAL**- 19.58%
Short-Term Investments
Abbey National 2.64% 1/13/06                                                                          3,957,593         3,959,900
Bank of New York 2.74% 4/4/06                                                                         4,267,568         4,267,343
Bank of the West 2.69% 3/2/06                                                                         5,334,951         5,334,179
Barclays New York 2.87% 6/1/05                                                                          533,376           533,330
Bayerische Landesbank 2.84% 5/1/06                                                                    5,332,434         5,334,179
Bear Stearns 2.65% 1/17/06                                                                            1,066,792         1,067,557
Calyon 2.82% 4/19/05                                                                                  5,333,959         5,333,908
Citigroup Global Markets
   2.92% 3/7/05                                                                                      36,690,468        36,690,468
   2.95% 4/7/05                                                                                       5,760,913         5,760,913
Credit Swiss First Boston New York 3.10% 12/29/05                                                     1,119,889         1,120,243
Goldman Sachs 3.02% 3/31/06                                                                           5,867,890         5,867,597
Lehman Holdings 2.95% 12/23/05                                                                        5,333,606         5,338,981
Marshall & Ilsley Bank 3.05% 12/29/05                                                                 5,335,054         5,334,420
Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                                                                         426,734           426,734
   2.98% 4/12/05                                                                                      5,334,179         5,334,179
Morgan Stanley
   2.93% 5/1/06                                                                                       1,064,978         1,066,836
   3.06% 3/31/05                                                                                        533,418           533,418
Nordea Bank New York 2.82% 5/13/05                                                                    5,333,985         5,333,812
Pfizer 2.71% 5/1/06                                                                                   5,120,812         5,120,812
Proctor & Gamble 2.93% 5/1/06                                                                         5,334,179         5,334,179
Royal Bank of Canada 2.81% 6/27/05                                                                    5,334,546         5,333,786

Royal Bank of Scotland 2.81% 5/3/05                                                                   5,334,220         5,334,179
Sigma Finance 2.67% 9/30/05                                                                           5,013,121         5,013,394
Societe Generale New York 2.77% 6/14/05                                                               4,818,363         4,817,762
Sun Trust Bank 2.81% 8/5/05                                                                           2,667,745         2,666,805
Union Bank of Switzerland 2.80% 5/3/05                                                                5,334,163         5,334,179
Washington Mutual 2.60% 4/1/05                                                                        5,867,607         5,867,596
Wells Fargo 2.78% 5/1/06                                                                              5,334,760         5,334,179
Wilmington Trust  2.96% 6/3/05                                                                        4,268,662         4,268,833
                                                                                                                     ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $153,063,701)                                                               153,063,701
                                                                                                                     ============



TOTAL MARKET VALUE OF SECURITIES - 123.56% (COST $808,238,311)                                                        966,088,355***

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (19.58%)**                                                      (153,063,701)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (3.98%)                                                             (31,114,108)
                                                                                                                     ------------
NET ASSETS APPLICABLE TO 27,924,632 SHARES OUTSTANDING - 100.00%                                                     $781,910,546
                                                                                                                     ============

+Non-income producing securities for the period ended March 31, 2005. *Fully or partially on loan.
**See Note #3 in "Notes."
***Includes $150,855,858 of securities loaned.

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2.  INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Aggregate cost of investments                    $655,864,899
                                                 ------------
Aggregate unrealized appreciation                 172,393,495
Aggregate unrealized depreciation                 (15,233,740)
                                                 ------------
Net unrealized appreciation                      $157,159,755
                                                 ------------

3. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At March 31, 2005, the market value of securities on loan was $150,855,858, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
--------------------------------------------

March 31, 2005

                                                                                                        NUMBER OF          MARKET
                                                                                                         SHARES             VALUE
COMMON STOCK- 97.19%
Basic Industry/Capital Goods - 4.69%
AMCOL International                                                                                      190,200         $3,568,152
+Mettler-Toledo International                                                                            160,100          7,604,750
MSC Industrial Direct Class A                                                                            314,000          9,595,840
+Paxar                                                                                                   254,400          5,428,896
                                                                                                                         ----------
                                                                                                                         26,197,638
                                                                                                                         ----------
Business Services - 9.13%
*+Advisory Board                                                                                         243,600         10,645,320
*+Bright Horizons Family Solutions                                                                       287,400          9,696,876
+Fisher Scientific International                                                                         157,500          8,964,900
+Monster Worldwide                                                                                       400,000         11,220,000
*+Resources Connection                                                                                   385,700          8,072,701
*+United Rentals                                                                                         116,600          2,356,486
                                                                                                                         ----------
                                                                                                                         50,956,283
                                                                                                                         ----------
Consumer Durables - 1.39%
*Gentex                                                                                                  243,400          7,764,460
                                                                                                                         ----------
                                                                                                                          7,764,460
                                                                                                                         ----------
Consumer Non-Durables - 12.18%
+Aeropostale                                                                                             131,100          4,293,525
+Carter's                                                                                                261,400         10,390,650
+Coach                                                                                                   385,300         21,819,539
*+Conn's                                                                                                  78,300          1,472,040
*+Cost Plus                                                                                              187,225          5,032,608
+Dick's Sporting Goods                                                                                    80,200          2,945,746
*+Peet's Coffee & Tea                                                                                    148,700          3,665,455
PETsMART                                                                                                 491,000         14,116,250
+Too                                                                                                     174,400          4,302,448
                                                                                                                         ----------
                                                                                                                         68,038,261
                                                                                                                         ----------
Consumer Services - 16.74%
Cash America International                                                                               335,300          7,353,129
+Cheesecake Factory                                                                                      311,737         11,051,077
Four Seasons Hotels                                                                                      160,800         11,368,560
*+Getty Images                                                                                           186,900         13,290,459
*Gray Television Class B                                                                                 185,600          2,685,632
*+Kerzner International                                                                                  102,900          6,300,567
+LIN TV Class A                                                                                          379,200          6,419,856
*+Sonic                                                                                                  350,943         11,721,496
*+West                                                                                                   284,500          9,104,000
*+Wynn Resorts                                                                                           209,200         14,171,208
                                                                                                                         ----------
                                                                                                                         93,465,984
                                                                                                                         ----------
Financial - 10.37%
City National                                                                                            118,500          8,273,670
Delphi Financial Group Class A                                                                            70,300          3,022,900
Downey Financial                                                                                         153,300          9,432,549
*First Niagara Financial Group                                                                           172,444          2,277,985
IPC Holdings                                                                                             140,700          5,526,696
PartnerRe                                                                                                235,100         15,187,460
Sovereign Bancorp                                                                                        221,200          4,901,792
Webster Financial                                                                                        135,700          6,162,137
Westcorp                                                                                                  74,300          3,139,175
                                                                                                                         ----------
                                                                                                                         57,924,364
                                                                                                                         ----------
Healthcare - 22.32%
*+Align Technology                                                                                       579,900          3,618,576
*+Amylin Pharmaceuticals                                                                                 513,900          8,988,111
+Conceptus                                                                                               298,400          2,327,520
+Coventry Health Care                                                                                     92,450          6,299,543
+Cytyc                                                                                                   120,000          2,761,200
*+Digene                                                                                                 261,400          5,424,050
*+Encysive Pharmaceuticals                                                                               798,300          8,158,626
+Exelixis                                                                                                445,200          3,018,456

+Herbalife                                                                                               145,500          2,217,420
*+Martek Biosciences                                                                                      60,500          3,520,495
*Medicis Pharmaceutical Class A                                                                          210,000          6,295,800
*Mentor                                                                                                  158,900          5,100,690
+MGI Pharma                                                                                              318,300          8,043,441
+Nektar Therapeutics                                                                                     635,800          8,863,052
+Neurocrine Biosciences                                                                                  142,600          5,427,356
*+Par Pharmaceuticals                                                                                    164,800          5,510,912
*+Protein Design Labs                                                                                    831,100         13,289,289
*+Telik                                                                                                  465,700          7,022,756
*+United Therapeutics                                                                                    276,300         12,625,529
+Vicuron Pharmaceuticals                                                                                 387,600          6,108,576
                                                                                                                        -----------
                                                                                                                        124,621,398
                                                                                                                        -----------
Technology - 16.42%
*+Akamai Technologies                                                                                    526,000          6,695,980
+American Reprographics                                                                                  134,800          1,934,380
*+CheckFree                                                                                              146,400          5,967,264
*+Cymer                                                                                                  293,600          7,859,672
+Fairchild Semiconductor Class A                                                                         269,900          4,137,567
+Foundry Networks                                                                                        574,000          5,682,600
Henry (Jack) & Associates                                                                                483,400          8,696,366
+Integrated Circuit Systems                                                                              358,000          6,844,960
+Micrel                                                                                                  521,900          4,811,918
+NAVTEQ                                                                                                  193,500          8,388,225
*+Opsware                                                                                              1,019,100          5,258,556
*+PalmOne                                                                                                111,700          2,834,946
*+Power Integrations                                                                                     303,600          6,342,204
+salesforce.com                                                                                          207,100          3,104,429
+Silicon Image                                                                                           269,300          2,709,158
+Skyworks Solutions                                                                                      453,100          2,877,185
*+Tekelec                                                                                                382,300          6,093,862
+Vishay Intertechnology                                                                                  115,900          1,440,637
                                                                                                                        -----------
                                                                                                                         91,679,909
                                                                                                                        -----------
Transportation - 3.95%
Hunt (J.B.) Transportation Services                                                                      275,000         12,036,750
*UTI Worldwide                                                                                           144,300         10,021,635
                                                                                                                        -----------
                                                                                                                         22,058,385
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $405,830,987)                                                                                  542,706,682
                                                                                                                        -----------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENTS- 2.96%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $8,705,629,
collateralized by $331,000 U.S. Treasury
Bills due 7/28/05, market value $327,740, and
$8,652,000 U.S. Treasury Bills due 8/18/05,
market value $8,553,574)                                                                              $8,705,000          8,705,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $7,802,542,
collateralized by $977,000 U.S. Treasury Notes
6.75% due 5/15/05, market value $1,006,336,
$4,658,000 U.S. Treasury Notes 2.50% due 5/31/06,
market value $4,658,227, and $2,329,000
U.S. Treasury Notes 2.375% due 8/15/06, market
value $2,295,733)                                                                                      7,802,000          7,802,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $16,507,000)                                                                           16,507,000
                                                                                                                        ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 100.15%
   (cost $422,337,987)                                                                                                  559,213,682
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL ** - 21.26%
Short-Term Investments
Abbey National 2.64% 1/13/06                                                                            3,069,070         3,070,860
Bank of New York 2.74% 4/4/06                                                                           3,309,453         3,309,278
Bank of the West 2.69% 3/2/06                                                                           4,137,196         4,136,598
Barclays New York 2.87% 6/1/05                                                                            413,627           413,592
Bayerische Landesbank 2.84% 5/1/06                                                                      4,135,245         4,136,598
Bear Stearns 2.65% 1/17/06                                                                                827,286           827,879

Calyon 2.82% 4/19/05                                                                                 4,136,428         4,136,388
Citigroup Global Markets
    2.92% 4/1/05                                                                                    28,453,061        28,453,061
    2.95% 4/7/05                                                                                     4,467,526         4,467,526
Credit Swiss First Boston New York 3.10% 12/29/05                                                      868,462           868,737
Goldman Sachs 3.02% 3/31//06                                                                         4,550,485         4,550,258
Lehman Holdings 2.95% 12/23/05                                                                       4,136,154         4,140,323
Marshall & Ilsley Bank 3.05% 12/29/05                                                                4,137,276         4,136,785
Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                                                                        330,928           330,928
   2.98% 4/12/05                                                                                     4,136,598         4,136,598
Morgan Stanley
   2.93% 51/06                                                                                         825,879           827,320
   3.06% 3/10/05                                                                                       413,660           413,660
Nordea Bank New York 2.82% 5/13/05                                                                   4,136,448         4,136,314
Pfizer 2.71% 5/1/06                                                                                  3,971,134         3,971,134
Proctor & Gamble 2.93% 5/1/06                                                                        4,136,598         4,136,598
Royal Bank of Canada 2.81% 6/27/05                                                                   4,136,883         4,136,294
Royal Bank of Scotland 2.81% 5/3/05                                                                  4,136,630         4,136,598
Sigma Finance 2.67% 9/30/05                                                                          3,887,621         3,887,833
Societe Generale New York 2.77% 6/14/05                                                              3,736,588         3,736,XXX
Sun Trust Bank 2.81% 8/5/05                                                                          2,068,808         2,068,078
Union Bank of Switzerland 2.80% 5/3/05                                                               4,136,586         4,136,598
Washington Mutual 2.60% 4/1/05                                                                       4,550,266         4,550,258
Wells Fargo 2.78% 5/1/06                                                                             4,137,049         4,136,598
Wilmington Trust Company 2.96% 6/3/05                                                                3,310,301         3,310,434
                                                                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $118,699,247)                                                              118,699,247
                                                                                                                    ============

TOTAL MARKET VALUE OF SECURITIES -121.41%  (cost $541,037,234)                                                       677,912,929***
OBLIGATION TO RETURN SECURITY LENDING COLLATERAL **- (21.26%)                                                       (118,699,247)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.15%)                                                   (828,429)
                                                                                                                    ============
NET ASSETS APPLICABLE TO 20,087,038 SHARES OUTSTANDING - 100.00%                                                    $558,385,253
                                                                                                                    ============

-----------------------------------------------------------
+Non-income producing securities for the period ended March 31, 2005. *Fully or partially on loan.
**See Note #3 in "Notes."
***Includes $117,236,888 of securities loaned.

Notes

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series for federal income tax purposes was as follows:

Aggregate Cost of Investments       $544,599,539
                                    ------------
Aggregate Unrealized Appreciation    170,993,423
Aggregate Unrealized Depreciation    (37,680,033)
                                    ------------
Net Unrealized Appreciation         $133,313,390
                                    ------------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $136,121,229 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $100,657,489 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

3.  SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At March 31, 2005, the market value of securities on loan was $117,236,888, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of small- sized companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which may include more limited financial resources or a dependence on narrow product lines.

The Series may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, there were no 144A securities. While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted in the Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE VIP TRUST - DELAWARE VIP U.S. GROWTH SERIES

March 31, 2005

                                                                                                        NUMBER OF          MARKET
                                                                                                          SHARES            VALUE
COMMON STOCK- 93.54%
Basic Industry/Capital Goods - 13.44%
duPont (E.I.) deNemours                                                                                   26,100         $1,337,364
General Electric                                                                                          49,200          1,774,152
ITT Industries                                                                                            18,100          1,633,344
Tyco International                                                                                        43,900          1,483,820
                                                                                                                        -----------
                                                                                                                          6,228,680
                                                                                                                        -----------
Business Services - 2.98%
+Accenture                                                                                                57,200          1,381,380
                                                                                                                        -----------
                                                                                                                          1,381,380
                                                                                                                        -----------
Consumer Non-Durables - 15.50%
Best Buy                                                                                                  27,100          1,463,671
+Coach                                                                                                    30,000          1,698,900
+Kohl's                                                                                                   15,300            789,939
PepsiCo                                                                                                   26,400          1,399,992
Staples                                                                                                   58,300          1,832,369
                                                                                                                        -----------
                                                                                                                          7,184,871
                                                                                                                        -----------
Consumer Services - 11.18%
Carnival                                                                                                  15,500            803,055
+Comcast Special Class A                                                                                  21,600            721,440
Marriott International Class A                                                                            30,100          2,012,486
McDonald's                                                                                                52,900          1,647,306
                                                                                                                        -----------
                                                                                                                          5,184,287
                                                                                                                        -----------
Energy - 0.73%
Chesapeake Energy                                                                                         15,400            337,876
                                                                                                                        -----------
                                                                                                                            337,876
                                                                                                                        -----------
Financial - 12.49%
American Express                                                                                          23,200          1,191,784
Capital One Financial                                                                                     22,900          1,712,233
Citigroup                                                                                                 23,300          1,047,102
Merrill Lynch                                                                                             32,500          1,839,500
                                                                                                                        -----------
                                                                                                                          5,790,619
                                                                                                                        -----------
Healthcare - 17.24%
+Amgen                                                                                                    17,700          1,030,317
+Boston Scientific                                                                                        43,800          1,282,902
+Caremark Rx                                                                                              35,800          1,424,124
+Genzyme                                                                                                  16,300            933,012
Medtronic                                                                                                 17,900            912,005
Teva Pharmaceutical Industries ADR                                                                        42,700          1,323,700
Wyeth                                                                                                     25,800          1,088,244
                                                                                                                        -----------
                                                                                                                          7,994,304
                                                                                                                        -----------
Technology - 19.98%
America Movil ADR                                                                                          6,300            325,080
Applied Materials                                                                                         81,500          1,324,375
+Broadcom Class A                                                                                         24,100            721,072
+Cisco Systems                                                                                            70,300          1,257,667
Intel                                                                                                     37,600            873,448
+Juniper Networks                                                                                         35,900            791,954
Microsoft                                                                                                 74,900          1,810,333
Nokia ADR                                                                                                 34,000            524,620
SAP ADR                                                                                                   40,800          1,635,264
                                                                                                                        -----------
                                                                                                                          9,263,813
                                                                                                                        -----------
TOTAL COMMON STOCK (COST $42,047,289)                                                                                    43,365,830
                                                                                                                        ===========

                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
REPURCHASE AGREEMENTS- 6.47%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $1,583,114,
collateralized by $60,000
U.S. Treasury Bills due 7/28/05,
market value $59,604, and $1,573,000
U.S. Treasury Bills due 8/18/05,
market value $1,555,572)                                                                              $1,583,000          1,583,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $1,419,099,
collateralized by $178,000
U.S. Treasury Notes 6.75% due 5/15/05,
market value $183,015, $847,000
U.S. Treasury Notes 2.50% due 5/31/06,
market value $847,156, and $424,000
U.S. Treasury Notes 2.375% due 8/15/06,
market value $417,507)                                                                                 1,419,000          1,419,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (COST $3,002,000)                                                                             3,002,000
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES - 100.01%
   (cost $45,049,289)                                                                                                    46,367,830
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (0.01%)                                                        (5,147)
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 7,105,444 SHARES OUTSTANDING - 100.00%                                                         $46,362,683
                                                                                                                        ===========

+Non-income producing security for the period ended March 31, 2005.
ADR - American Depositary Receipts
--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware VIP Trust-Delaware VIP U.S. Growth Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will normally be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Series was as follows:

Aggregate cost of investments                        $45,336,759
                                                     -----------
Aggregate unrealized appreciation                      2,937,515
Aggregate unrealized depreciation                     (1,906,444)
                                                     -----------
Net unrealized appreciation                          $ 1,031,071
                                                     -----------

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $11,140,706 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,077,920 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010,
$1,428,622 expires in 2011 and $450,672 expires in 2012.

SCHEDULE OF INVESTMENTS (Unaudited)

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES

March 31, 2005

                                                                                                     NUMBER OF          MARKET
                                                                                                      SHARES             VALUE
COMMON STOCK- 99.28%
Consumer Discretionary - 6.26%
Limited Brands                                                                                         446,100       $ 10,840,230
Mattel                                                                                                 518,800         11,076,380
                                                                                                                     ------------
                                                                                                                       21,916,610
                                                                                                                     ------------
Consumer Staples - 9.12%
Archer-Daniels-Midland                                                                                 458,400         11,267,472
ConAgra Foods                                                                                          381,100         10,297,322
Kimberly-Clark                                                                                         157,700         10,365,621
                                                                                                                     ------------
                                                                                                                       31,930,415
                                                                                                                     ------------
Energy - 8.56%
ChevronTexaco                                                                                          173,100         10,093,461
ConocoPhillips                                                                                          93,100         10,039,904
Exxon Mobil                                                                                            165,206          9,846,278
                                                                                                                     ------------
                                                                                                                       29,979,643
                                                                                                                     ------------
Finance - 27.06%
Allstate                                                                                               203,500         11,001,210
AON                                                                                                    472,500         10,791,900
Chubb                                                                                                  135,700         10,756,939
Hartford Financial Services                                                                            143,400          9,831,504
Huntington Bancshares                                                                                  467,100         11,163,689
Marshall & Ilsley                                                                                      257,000         10,729,750
Morgan Stanley                                                                                         187,400         10,728,650
Wachovia                                                                                               195,300          9,942,723
Washington Mutual                                                                                      249,500          9,855,250
                                                                                                                     ------------
                                                                                                                       94,801,615
                                                                                                                     ------------
Healthcare - 18.07%
Abbott Laboratories                                                                                    225,200         10,498,824
Baxter International                                                                                   288,400          9,799,832
Bristol-Myers Squibb                                                                                   419,300         10,675,378
Merck                                                                                                  349,200         11,303,604
Pfizer                                                                                                 389,200         10,224,284
Wyeth                                                                                                  256,400         10,814,952
                                                                                                                     ------------
                                                                                                                       63,316,874
                                                                                                                     ------------
Industrial - 6.42%
Boeing                                                                                                 190,100         11,113,246
Union Pacific                                                                                          163,400         11,388,980
                                                                                                                     ------------
                                                                                                                       22,502,226
                                                                                                                     ------------
Information Technology - 8.91%
Computer Associates International                                                                           45              1,220
Hewlett-Packard                                                                                        505,900         11,099,446
International Business Machines                                                                        112,600         10,289,388
+Xerox                                                                                                 649,100          9,833,865
                                                                                                                     ------------
                                                                                                                       31,223,919
                                                                                                                     ------------
Materials - 3.04%
Weyerhaeuser                                                                                           155,200         10,631,200
                                                                                                                     ------------
                                                                                                                       10,631,200
                                                                                                                     ------------
Telecommunications - 5.85%
SBC Communications                                                                                     431,724         10,227,542
Verizon Communications                                                                                 288,800         10,252,400
                                                                                                                     ------------
                                                                                                                       20,479,942
                                                                                                                     ------------
Utilities - 5.99%
Energy East                                                                                            402,000         10,540,440
FPL Group                                                                                              260,000         10,439,000
                                                                                                                     ------------
                                                                                                                       20,979,440
                                                                                                                     ------------
TOTAL COMMON STOCK (COST $310,882,139)                                                                                347,761,884
                                                                                                                     ============

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT
REPURCHASE AGREEMENTS- 0.63%
With BNP Paribas 2.60% 4/1/05
(dated 3/31/05, to be repurchased at $1,167,084,
collateralized by $44,000
U.S. Treasury Bills due 7/28/05, market value $43,938,
and $1,160,000 U.S. Treasury Bills due 8/18/05,
market value $1,146,729)                                                                            $1,167,000          1,167,000

With UBS Warburg 2.50% 4/1/05
(dated 3/31/05, to be repurchased at $1,046,073,
collateralized by $131,000
U.S. Treasury Notes 6.75% due 5/15/05,
market value $134,914, $624,000
U.S. Treasury Notes 2.50% due 5/31/06,
market value $624,502, and $312,000
U.S. Treasury Notes 2.375% due 8/15/06,
market value $307,776)                                                                               1,046,000          1,046,000
                                                                                                                     ------------
TOTAL REPURCHASE AGREEMENTS (COST $2,213,000)                                                                           2,213,000
                                                                                                                     ============

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.91%
   (cost $313,095,139)                                                                                                349,974,884
                                                                                                                     ============

SECURITIES LENDING COLLATERAL ** - 5.34%
Short-Term Investments
Abbey National 2.64% 1/13/06                                                                           483,702            483,984
Bank of New York 2.74% 4/4/06                                                                          521,588            521,560
Bank of the West 2.69% 3/2/06                                                                          652,045            651,951
Barclays New York 2.87% 6/1/05                                                                          65,190             65,184
Bayerische Landesbank 2.84% 5/1/06                                                                     651,737            651,951
Bear Stearns 2.65% 1/17/06                                                                             130,385            130,478
Calyon 2.82% 4/19/05                                                                                   651,924            651,917
Citigroup Global Markets
    2.92% 4/1/05                                                                                     4,484,358          4,484,358
    2.95% 4/7/05                                                                                       704,106            704,107
Credit Swiss First Boston New York 3.10% 12/29/05                                                      136,874            136,918
Goldman Sachs 3.02% 3/31//06                                                                           717,181            717,146
Lehman Holdings 2.95% 12/23/05                                                                         651,880            652,538
Marshall & Ilsley Bank 3.05% 12/29/05                                                                  652,057            651,980
Merrill Lynch Mortgage Capital
   2.98% 4/5/05                                                                                         52,156             52,156
   2.98% 4/12/05                                                                                       651,950            651,951
Morgan Stanley
   2.93% 51/06                                                                                         130,163            130,390
   3.06% 3/10/05                                                                                        65,195             65,195
Nordea Bank New York 2.82% 5/13/05                                                                     651,927            651,906
Pfizer 2.71% 5/1/06                                                                                    625,872            625,872
Proctor & Gamble 2.93% 5/1/06                                                                          651,950            651,950
Royal Bank of Canada 2.81% 6/27/05                                                                     651,995            651,903
Royal Bank of Scotland 2.81% 5/3/05                                                                    651,955            651,950
Sigma Finance 2.67% 9/30/05                                                                            612,710            612,744
Societe Generale New York 2.77% 6/14/05                                                                588,907            588,833
Sun Trust Bank 2.81% 8/5/05                                                                            326,055            325,940
Union Bank of Switzerland 2.80% 5/3/05                                                                 651,949            651,950
Washington Mutual 2.60% 4/1/05                                                                         717,147            717,146
Wells Fargo 2.78% 5/1/06                                                                               652,022            651,950
Wilmington Trust Company 2.96% 6/3/05                                                                  521,722            521,742
                                                                                                                     ------------
TOTAL SECURITIES LENDING COLLATERAL (COST $18,707,650)                                                                 18,707,650
                                                                                                                     ============

TOTAL MARKET VALUE OF SECURITIES - 105.25%  (cost $331,802,789)                                                       368,682,534***
OBLIGATION TO RETURN SECURITY LENDING COLLATERAL **- (5.34%)                                                          (18,707,650)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES)  - 0.09%                                                      298,254
                                                                                                                     ------------
NET ASSETS APPLICABLE TO 18,983,279 SHARES OUTSTANDING - 100.00%                                                     $350,273,138
                                                                                                                     ============

+Non-income producing securities for the period ended March 31, 2005. *Fully or partially on loan.
**See Note #3 in "Notes."
***Includes $18,497,596 of securities loaned.

--------------------------------------------------------------------------------
NOTES

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust--Delaware VIP Value Series (the "Series").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and unrealized appreciation (depreciation) for the Series for federal income tax purposes were as follows:

Aggregate Cost of Investments               $314,805,801
                                            ------------
Aggregate Unrealized Appreciation             41,097,824
Aggregate Unrealized Depreciation             (5,928,741)
                                            ------------
Net Unrealized Appreciation                 $ 35,169,083
                                            ============

For federal income tax purposes, at December 31, 2004, capital loss carryforwards of $19,666,371 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,486,404 expires in 2006, $4,548,127 expires in 2007, $3,919,702 expires in 2008,
$3,876,264 expires in 2009, $1,479,986 expires in 2010 and $4,355,888 expires in
2011.

3. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series record security lending income net of such allocation.

At March 31, 2005, the market value of securities on loan was $18,497,596, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1.       I have reviewed this report on Form N-Q of Delaware VIP Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  May 27, 2005
-------------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Delaware VIP Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
--------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 26, 2005
--------------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE VIP TRUST


JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  May 27, 2005
-------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  May 27, 2005
-------------------------


MICHAEL P. BISHOF
---------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 26, 2005
---------------------------------